UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 53.7%
Argentina – 0.4%
Republic of Argentina (NR/NR)
	$13,847	8.280%		12/31/33	$ 10,385
	620,000	0.000	(a)	12/15/35	53,320
	60,000	2.500	(b)	12/31/38	24,450

					88,155

Brazil – 2.7%
Brazil Notas do Tesouro Nacional (A-/Baa2)
BRL	1,055,000	10.000		01/01/23	376,633
	416,139	6.000		08/15/50	163,944

					540,577

Chile – 0.6%
Republic of Chile (AA-/Aa3)
	$150,000	3.625		10/30/42	118,200

Colombia – 3.3%
Republic of Colombia (NR/NR)
COP	1,071,000,000	7.000		05/04/22	565,761
	216,800,000	6.000		04/28/28	99,822

					665,583

Costa Rica – 1.3%
Republic of Costa Rica (BB/Baa3)
	$70,000	9.995		08/01/20	87,500
	200,000	4.250		01/26/23	182,000

					269,500

Croatia(c) – 1.0%
Republic of Croatia (BB+/Ba1)
	200,000	6.000		01/26/24	198,500

Dominican Republic – 2.3%
Dominican Republic (NR/NR)
DOP	5,700,000	14.500		02/10/23	137,614
Dominican Republic (B+/B1)
	$110,000	7.500		05/06/21	118,800
	200,000	6.600	(c)	01/28/24	200,000

					456,414

Gabon – 0.6%
Republic of Gabon (BB-/NR)
	100,000	8.200		12/12/17	114,875

Greece(a) – 0.2%
Hellenic Republic Government Bond (NR/Caa3)
EUR	11,000	1.619		05/21/14	14,718
Hellenic Republic Government Bond (NR/NR)
	20,000	0.971		08/10/14	26,247

					40,965

Honduras(c) – 1.0%
Republic of Honduras (B/B2)
	$200,000	8.750		12/16/20	201,000

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Hungary – 0.5%
Hungary Government Bond (BB/Ba1)
	$90,000	5.750%		11/22/23	$ 89,628

Indonesia – 3.6%
Indonesia Government Bond (NR/Baa3)
IDR	1,000,000,000	5.625		05/15/23	66,971
	1,940,000,000	6.125		05/15/28	122,746
Republic of Indonesia (BB+/Baa3)
	$340,000	6.875		01/17/18	380,800
	140,000	5.875		03/13/20	147,875

					718,392

Ivory Coast(b) – 0.4%
Republic of Ivory Coast (NR/NR)
	100,000	5.750		12/31/32	88,375

Malaysia – 0.8%
Malaysia Government Bond (NR/NR)
MYR	330,000	0.000	(d)	07/08/14	99,227
Malaysia Government Bond (NR/A3)
	180,000	4.160		07/15/21	55,036

					154,263

Mexico – 8.1%
United Mexican States (NR/NR)(d)
MXN	3,001,020	0.000		06/26/14	225,982
	3,001,020	0.000		03/27/14	228,113
United Mexican States (A/Baa1)
	875,900	7.500		06/03/27	71,612
	518,400	8.500		11/18/38	43,928
	1,079,700	7.750		05/29/31	86,614
	66,100	8.500		05/31/29	5,759
	1,729,100	8.000		12/07/23	147,570
	353,200	7.750		11/13/42	27,640
	5,418,700	10.000		11/20/36	528,178
	385,700	7.250		12/15/16	31,826
United Mexican States (BBB+/Baa1)
	$220,000	3.625		03/15/22	216,700

					1,613,922

Nigeria – 2.0%
Nigeria Government Bond (NR/NR)
NGN	18,785,000	15.100		04/27/17	123,369
Nigeria Government Bond (BB-/NR)(c)
	$260,000	6.375		07/12/23	268,125

					391,494

Panama – 0.9%
Republic of Panama (BBB/Baa2)
	100,000	7.125		01/29/26	120,000
	50,000	8.875		09/30/27	67,000

					187,000

Paraguay – 2.4%
Republic of Paraguay (BB-/Ba3)
	500,000	4.625		01/25/23	470,000

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Peru – 2.1%
Peru Government Bond (NR/NR)
PEN	252,000	5.200%	09/12/23	$ 87,610
Republic of Peru (BBB+/Baa2)
	$170,000	8.375	05/03/16	196,605
	100,000	7.350	07/21/25	126,000
Republic of Peru (A-/Baa2)
PEN	4,000	8.200	08/12/26	1,671
	7,000	6.900	08/12/37	2,439
Republic of Peru (NR/Baa2)
	27,000	6.950	08/12/31	9,600
	6,000	6.850	02/12/42	2,062

				425,987

Poland – 1.5%
Poland Government Bond (A/A2)
PLN	838,000	5.750	10/25/21	305,356

Romania – 0.2%
Republic of Romania (NR/NR)
RON	150,000	5.900	07/26/17	48,415

Russia – 4.1%
Russian Federation Bond (BBB/Baa1)(c)
	$200,000	3.500	01/16/19	203,750
Russian Federation Bond (BBB+/Baa1)
RUB	6,050,000	7.600	07/20/22	184,463
	13,340,000	7.000	08/16/23	387,900
Russian Federation Bond (NR/Baa1)
	1,720,000	7.050	01/19/28	48,691

				824,804

Serbia(c) – 1.0%
Republic of Serbia (BB-/B1)
	$200,000	5.875	12/03/18	202,750

South Africa – 2.1%
Republic of South Africa (A-/Baa1)
ZAR	340,000	8.000	12/21/18	33,474
	70,000	7.250	01/15/20	6,591
	810,000	10.500	12/21/26	90,804
Republic of South Africa (NR/NR)
	2,364,000	7.750	02/28/23	223,134
Republic of South Africa (NR/Baa1)
	770,000	7.000	02/28/31	61,370

				415,373

Thailand – 3.3%
Thailand Government Bond (NR/Baa1)
THB	9,010,000	3.450	03/08/19	273,843
Thailand Government Bond (A-/Baa1)
	1,267,872	1.200	07/14/21	35,969
	7,045,000	3.650	12/17/21	212,626
	4,460,000	3.625	06/16/23	132,643

				655,081

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Turkey – 4.2%
Republic of Turkey (NR/Baa3)
	$100,000	7.000%	03/11/19	$ 109,750
Turkey Government Bond (NR/NR)
TRY	305,000	5.000	05/13/15	133,270
	480,000	9.000	03/08/17	217,366
	10,000	6.300	02/14/18	4,089
	300,000	8.300	06/20/18	130,541
	390,000	9.500	01/12/22	173,742
	175,000	7.100	03/08/23	66,059

				834,817

Ukraine – 1.2%
Ukraine Government Bond (B-/Caa1)
	$100,000	6.580	11/21/16	93,125
	150,000	7.750	09/23/20	138,375

				231,500

Uruguay – 1.3%
Republic of Uruguay (BBB-/Baa3)
	270,911	4.500	08/14/24	268,202

Venezuela – 0.6%
Republic of Venezuela (B-/Caa1)
	110,000	7.750	10/13/19	81,950
	10,000	12.750	08/23/22	9,125
	40,000	9.250	09/15/27	30,800

				121,875

TOTAL SOVEREIGN DEBT OBLIGATIONS				$10,741,003

Corporate Obligations – 28.3%
Australia(c) – 1.0%
CNOOC Curtis Funding No. 1 Pty Ltd. (AA-/Aa3)
	$200,000	4.500%	10/03/23	$ 197,742

Brazil – 1.9%
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
	200,000	7.375	02/02/22	196,000
Brazil Minas SPE via State of Minas Gerais (BBB/NR)
	200,000	5.333	02/15/28	184,000

				380,000

Canada – 1.5%
Pacific Rubiales Energy Corp. (BB+/Ba2)(c)(e)
	100,000	5.375	01/26/19	100,500
PTTEP Canada International Finance Ltd. (BBB+/Baa1)
	200,000	6.350	06/12/42	202,034

				302,534

Chile – 2.7%
AES Gener SA (BBB-/Baa3)
	160,000	5.250	08/15/21	162,400
ENTEL Chile SA (BBB+/Baa2)(c)
	210,000	4.875	10/30/24	206,325

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chile – (continued)
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
	$200,000	3.625%	04/03/23	$ 174,000

				542,725

Colombia – 1.8%
Bancolombia SA (NR/Baa2)
	100,000	5.950	06/03/21	103,750
Ecopetrol SA (BBB/Baa2)
	50,000	5.875	09/18/23	52,750
Transportadora de Gas Internacional SA ESP (BBB-/Baa3)(e)
	200,000	5.700	03/20/22	211,000

				367,500

Costa Rica(c) – 1.0%
Banco Nacional de Costa Rica (NR/Baa3)
	200,000	6.250	11/01/23	195,000

Hong Kong(c) – 2.0%
Evergrande Real Estate Group Ltd. (BB-/B2)(e)
	200,000	8.750	10/30/18	201,000
Sinopec Group Overseas Development 2013 Ltd. (A+/Aa3)
	200,000	4.375	10/17/23	194,992

				395,992

Ireland – 1.1%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)
	200,000	7.748	02/02/21	216,500

Jamaica(c)(e) – 1.0%
Digicel Group Ltd. (NR/Caa1)
	200,000	8.250	09/30/20	208,000

Luxembourg(c) – 2.4%
Gazprom Neft OAO Via GPN Capital SA (BBB-/Baa2)
	270,000	6.000	11/27/23	274,387
Offshore Drilling Holding SA (BB/NR)
	200,000	8.375	09/20/20	213,099

				487,486

Mexico – 0.5%
Petroleos Mexicanos (BBB+/Baa1)
	20,000	3.500	07/18/18	20,550
	70,000	4.875	01/18/24	69,860

				90,410

Netherlands – 2.6%
Ajecorp BV (BB/NR)(e)
	160,000	6.500	05/14/22	158,411
Cable Communications Systems NV (B+/B1)(c)(e)
EUR	100,000	7.500	11/01/20	140,837
Lukoil International Finance BV (BBB/Baa2)
	$200,000	6.125	11/09/20	216,250

				515,498

Peru – 1.9%
Corp Lindley S.A. (BB+/NR)
	300,000	6.750	11/23/21	318,000

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Peru – (continued)
SAN Miguel Industrias Pet SA (NR/Ba2)(c)(e)
	$60,000	7.750%	11/06/20	$ 61,350

				379,350

Philippines – 0.5%
Energy Development Corp. (NR/NR)
	100,000	6.500	01/20/21	104,000

Turkey – 1.9%
Hazine Mustesarligi Varlik Kiralama AS (NR/Baa3)(c)
	200,000	4.557	10/10/18	198,000
Turkiye Vakiflar Bankasi Tao (NR/Baa2)
	200,000	3.750	04/15/18	186,000

				384,000

United Arab Emirates – 3.2%
Dolphin Energy Ltd. (NR/A1)
	400,000	5.500	12/15/21	436,000
Ruwais Power Co. PJSC (A-/A3)(c)
	200,000	6.000	08/31/36	211,000

				647,000

United States(c) – 1.0%
Brazil Loan Trust 1 (BBB/NR)
	150,000	5.477	07/24/23	149,625
YPF SA (NR/NR)
	40,000	8.875	12/19/18	41,400

				191,025

Venezuela – 0.3%
Petroleos de Venezuela SA (B-/NR)
	60,000	5.250	04/12/17	43,950
	30,000	6.000	11/15/26	16,050

				60,000

TOTAL CORPORATE OBLIGATIONS				$ 5,664,762

Structured Notes – 1.8%
Brazil – 0.6%
Notas do Tesouro National (Issuer Deutsche Bank AG (London)) (NR/NR)
BRL	125,000	6.000%	04/14/14	$ 118,876
Indonesia – 1.2%
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)
IDR	2,200,000,000	8.250	06/17/32	167,880
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR) (c)
	1,005,000,000	9.000	03/19/29	82,420

TOTAL STRUCTURED NOTES				$ 369,176

U.S. Treasury Obligations – 4.9%
United States Treasury Bonds
	$200,000	3.750%	11/15/43	$ 193,266

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$400,000	1.250%	10/31/18	$ 392,156
400,000	1.250	11/30/18	391,416

TOTAL U.S. TREASURY OBLIGATIONS			$ 976,838

Shares	Description		Value
Investment Company – 10.8%
2,163,320	SSgA U.S. Government Money Market Fund (NR/NR)		$ 2,163,320

TOTAL INVESTMENTS – 99.5%			$19,915,099

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			101,283

NET ASSETS – 100.0%			$20,016,382

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2013.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,949,802, which represents approximately 19.7% of net assets as of December 31, 2013.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar

THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLICP	— Sinacofi Chile Interbank Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	PLN/USD	03/19/14	$67,506	$335
	USD/JPY	03/19/14	19,927	492
	USD/PLN	03/19/14	31,964	36
Barclays Bank PLC	USD/BRL	01/13/14	49,582	418
	USD/BRL	01/17/14	42,620	115
	USD/COP	01/17/14	84,237	1,362
	USD/ZAR	03/19/14	42,057	226
BNP Paribas SA	CZK/EUR	03/19/14	49,524	387
	EUR/PLN	03/19/14	43,923	94
	PLN/USD	03/19/14	746,852	3,423
Citibank NA	PEN/USD	01/17/14	18,104	89
	RUB/USD	01/17/14	19,276	276
	USD/BRL	01/17/14	67,742	4,684
	USD/BRL	01/31/14	75,030	865
	USD/COP	01/17/14	71,864	131
	USD/JPY	03/19/14	140,403	3,597
	USD/MYR	01/24/14	168,908	5,580
Credit Suisse International (London)	COP/USD	01/09/14	48,352	352
	COP/USD	01/17/14	51,071	126
	USD/BRL	01/17/14	25,191	1,597
	USD/COP	01/17/14	51,799	769
	USD/EUR	03/19/14	346,669	70
	USD/RUB	01/17/14	169,508	3,014
Deutsche Bank AG (London)	MYR/USD	01/24/14	50,586	2
	PHP/USD	01/24/14	14,000	—
	USD/IDR	01/24/14	27,720	386
	USD/MXN	03/19/14	453,596	2,228
	USD/RUB	01/17/14	59,350	25
	USD/THB	01/24/14	220,287	6,116
	USD/TRY	03/19/14	48,146	391
HSBC Bank PLC	HUF/USD	03/19/14	562,593	9,162
	PEN/USD	02/10/14	33,760	78
	PHP/USD	02/07/14	85,612	67
	RON/USD	03/19/14	88,074	1,571
	USD/BRL	01/17/14	204,073	12,414
	USD/JPY	03/19/14	48,739	1,261
	USD/PHP	01/24/14	20,746	254
	USD/SGD	03/19/14	99,636	364
	USD/TWD	01/24/14	9,769	112
Morgan Stanley Capital Services, Inc.	USD/BRL	01/13/14	28,443	68
	USD/TRY	03/19/14	59,027	634
Royal Bank of Canada	BRL/USD	01/09/14	96,877	877
	BRL/USD	01/10/14	47,409	409
	USD/BRL	01/09/14	37,061	505
	USD/BRL	01/10/14	100,788	904
	USD/BRL	01/13/14	97,726	2,190
	USD/BRL	01/17/14	50,861	3,139
	USD/BRL	01/31/14	70,663	1,574
	USD/TRY	03/19/14	231,613	11,776
Royal Bank of Scotland PLC	TRY/USD	03/19/14	51,286	286
Standard Chartered Bank	CNH/USD	01/08/14	126,940	940
	USD/COP	01/17/14	154,073	2,322
	USD/IDR	01/24/14	53,842	1,158
	USD/JPY	03/19/14	45,806	1,194

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Standard Chartered Bank (continued)	USD/MYR	01/24/14	$89,015	$1,642
	USD/PHP	01/09/14	28,165	350
	USD/SGD	03/19/14	286,075	1,919
State Street Bank	JPY/USD	03/19/14	51,026	26
	USD/JPY	03/19/14	139,793	4,207
UBS AG (London)	BRL/USD	01/10/14	192,333	333
	USD/BRL	01/13/14	97,364	1,636
	USD/JPY	03/19/14	45,874	953

TOTAL				$101,511

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/PLN	03/19/14	$83,338	$(222)
	KRW/USD	01/13/14	95,917	(83)
	USD/EUR	03/19/14	97,673	(314)
	USD/RUB	02/14/14	30,877	(17)
Barclays Bank PLC	IDR/USD	01/22/14	19,276	(1,185)
	IDR/USD	01/24/14	77,349	(8,651)
	KRW/USD	01/13/14	97,431	(69)
	MXN/USD	03/19/14	81,976	(1,254)
	MYR/USD	01/13/14	47,110	(890)
	MYR/USD	01/24/14	522,818	(14,394)
	MYR/USD	02/13/14	77,769	(1,419)
	PHP/USD	01/24/14	91,206	(2,794)
	PHP/USD	01/27/14	32,171	(540)
	RUB/USD	01/17/14	33,441	(88)
	TRY/USD	03/19/14	96,679	(3,321)
	ZAR/USD	03/19/14	37,740	(503)
BNP Paribas SA	EUR/HUF	03/19/14	51,197	(297)
	JPY/USD	03/19/14	49,187	(813)
	PHP/USD	01/28/14	25,216	(416)
	USD/CZK	03/19/14	150,605	(1,802)
Citibank NA	BRL/USD	01/13/14	191,695	(2,305)
	BRL/USD	01/17/14	145,125	(7,318)
	INR/USD	01/16/14	49,937	(63)
	JPY/USD	03/19/14	100,354	(646)
	MXN/USD	03/19/14	99,337	(663)
	MYR/USD	01/24/14	187,713	(4,945)
	RUB/USD	01/17/14	146,504	(1,167)
	TWD/USD	01/10/14	64,515	(631)
Credit Suisse International (London)	BRL/USD	01/17/14	132,425	(8,401)
	COP/USD	01/17/14	78,371	(1,322)
	USD/COP	01/17/14	74,381	(447)
	USD/RUB	01/23/14	202,973	(973)
	USD/RUB	02/07/14	205,133	(3,127)
Deutsche Bank AG (London)	CLP/USD	01/17/14	15,140	(106)
	EUR/HUF	03/19/14	47,658	(885)
	INR/USD	01/13/14	47,574	(426)
	JPY/USD	03/19/14	49,238	(762)
	MXN/USD	03/19/14	868,983	(13,628)
	MYR/USD	01/24/14	51,352	(1,594)
	PHP/USD	01/24/14	119,984	(3,618)
	PHP/USD	01/28/14	25,216	(50)
	RUB/USD	01/17/14	146,504	(1,066)
	THB/USD	01/24/14	111,947	(1,816)
	THB/USD	02/03/14	147,184	(2,588)
	THB/USD	02/18/14	86,732	(1,384)
	TRY/USD	03/19/14	13,591	(44)
	TWD/USD	02/06/14	68,180	(829)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London) (continued)	USD/CNH	01/08/14	$121,164	$(3,164)
	ZAR/USD	03/19/14	572,788	(7,905)
HSBC Bank PLC	COP/USD	01/17/14	12,365	(131)
	MYR/USD	01/24/14	43,275	(1,134)
	USD/CNH	01/08/14	5,776	(16)
	USD/RUB	01/17/14	42,186	(444)
	USD/SGD	03/19/14	100,216	(216)
JPMorgan Securities, Inc.	BRL/USD	01/17/14	106,693	(5,157)
	JPY/USD	03/19/14	49,119	(1,071)
	MYR/USD	01/24/14	96,397	(3,377)
	MYR/USD	02/13/14	109,645	(2,290)
	TRY/USD	03/19/14	47,830	(2,170)
	TWD/USD	01/21/14	123,249	(1,002)
	USD/RUB	01/27/14	147,263	(368)
Morgan Stanley Capital Services, Inc.	BRL/USD	01/13/14	192,930	(1,070)
	BRL/USD	01/17/14	48,426	(3,574)
	MYR/USD	01/10/14	33,973	(1,004)
	TRY/USD	03/19/14	134,995	(7,005)
	USD/COP	01/17/14	46,227	(227)
Royal Bank of Canada	BRL/USD	01/13/14	49,378	(622)
	BRL/USD	01/17/14	133,573	(7,505)
	BRL/USD	01/21/14	49,285	(715)
	BRL/USD	01/31/14	95,736	(1,076)
	USD/BRL	01/10/14	101,261	(1,392)
	USD/CLP	01/31/14	55,186	(245)
	USD/MXN	03/19/14	32,081	(81)
Royal Bank of Scotland PLC	TRY/USD	03/19/14	144,545	(5,455)
Standard Chartered Bank	MYR/USD	01/24/14	83,956	(2,193)
	MYR/USD	02/07/14	221,173	(1,380)
	NGN/USD	02/13/14	108,977	(404)
	USD/NGN	02/13/14	36,281	(200)
UBS AG (London)	BRL/USD	01/13/14	93,458	(542)
	BRL/USD	01/17/14	111,428	(2,149)
	BRL/USD	01/21/14	98,924	(1,076)
	IDR/USD	01/24/14	141,774	(14,439)
	MYR/USD	01/10/14	100,115	(1,954)
	RUB/USD	01/17/14	274,332	(4,668)
	USD/BRL	01/09/14	59,816	(816)
	USD/BRL	01/13/14	244,101	(2,101)
	USD/KRW	01/24/14	6,412	(77)
	USD/RUB	02/14/14	36,623	(99)
Westpac Banking Corp.	MYR/USD	01/24/14	157,062	(4,495)
	MYR/USD	01/28/14	202,006	(2,849)

TOTAL				$(197,734)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(15)	December 2015	$(3,707,813)	$9,341
Eurodollars	(7)	March 2016	(1,724,975)	3,325
Eurodollars	(7)	June 2016	(1,719,463)	4,273
Ultra Long U.S. Treasury Bonds	4	March 2014	545,000	(9,993)
2 Year U.S. Treasury Notes	3	March 2014	659,438	(1,359)
5 Year U.S. Treasury Notes	(1)	March 2014	(119,312)	805
10 Year U.S. Treasury Notes	(12)	March 2014	(1,476,562)	31,002
20 Year U.S. Treasury Bonds	(17)	March 2014	(2,181,313)	41,941

TOTAL				$79,335

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	BRL	310	01/04/16	10.010%	1 month Brazilian Interbank Deposit Average	$(2,642)
	KRW	385,000	10/30/23	3 month KWCDC	3.260%	4,648
Barclays Bank PLC	BRL	540	01/04/16	11.555	1 month Brazilian Interbank Deposit Average	68
Citibank NA		120	01/04/16	11.700	1 month Brazilian Interbank Deposit Average	158
	KRW	405,460	06/05/23	3 month KWCDC	3.040	11,396
		92,330	12/26/23	3 month KWCDC	3.465	(287)
Deutsche Bank Securities, Inc.	BRL	820	01/04/16	11.781	1 month Brazilian Interbank Deposit Average	1,509
		1,850	01/04/16	9.280	1 month Brazilian Interbank Deposit Average	(25,485)
	CLP	9,970	10/22/18	6 month CLICP	4.860	(58)
	MXN	390	06/01/23	6.255	Mexico Interbank TIIE 28 Days	(1,062)
	KRW	171,420	08/28/23	3 month KWCDC	3.588	(2,429)
	MXN	300	11/14/23	6.814	Mexico Interbank TIIE 28 Days	41
Morgan Stanley Capital Services, Inc.	BRL	120	01/04/16	11.755	1 month Brazilian Interbank Deposit Average	201
	ZAR	6,350	07/23/20	7.490	3 month JIBAR	(5,242)
	KRW	175,320	07/11/23	3 month KWCDC	3.405	(166)

TOTAL						$(19,350)

(*)	There are no upfront payments on the swap contracts(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	ZAR	1,875		12/18/15	6.150%	3 month JIBAR	$1	$143
		2,370		12/19/15	6.105	3 month JIBAR	1	(34)
		$1,200	(a)	03/19/21	3 month LIBOR	2.750%	(27,582)	15,343

TOTAL							$(27,580)	$15,452

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,618,043

Gross unrealized gain	135,894
Gross unrealized loss	(838,838)

Net unrealized security loss	$(702,944)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 58.6%
Argentina – 1.7%
Republic of Argentina (NR/NR)
EUR	3,093,975	7.820%		12/31/33	$ 3,064,591
	2,923,974	7.820		12/31/33	2,886,150
	$2,090,838	8.280		12/31/33	1,568,128
	747,717	8.280		12/31/33	545,833
	28,570,000	1.000	(a)	12/15/35	2,457,020
EUR	46,715,341	1.000	(a)	12/15/35	5,334,100
	$6,570,000	4.383	(a)	12/15/35	558,450
EUR	4,910,000	2.260	(b)	12/31/38	2,634,327
	$11,420,000	2.500	(b)	12/31/38	4,653,650

					23,702,249

Belarus – 0.3%
Republic of Belarus (B-/B3)
	3,979,000	8.750		08/03/15	4,018,790
	310,000	8.950		01/26/18	312,325

					4,331,115

Belize(b)(c) – 0.1%
Government of Belize (B-/NR)
	2,446,500	5.000		02/20/38	1,541,295

Bermuda(c) – 0.3%
Bermuda Government Bond (AA-/Aa3)
	3,950,000	4.854		02/06/24	3,930,250

Brazil – 1.7%
Brazil Letras do Tesouro Nacional (A-/Baa2)(d)
BRL	5,425,000	0.000		01/01/15	2,074,789
Brazil Notas do Tesouro Nacional (A-/Baa2)
	8,934,052	6.000		08/15/40	3,549,981
Federal Republic of Brazil (BBB/Baa2)
	$14,600,000	4.250		01/07/25	13,833,500
Federal Republic of Brazil (A-/Baa2)
BRL	10,203,628	6.000		08/15/50	4,019,861

					23,478,131

Chile – 0.8%
Republic of Chile (AA-/Aa3)
	$5,501,000	3.250		09/14/21	5,407,483
	7,160,000	3.625		10/30/42	5,642,080

					11,049,563

Colombia – 3.1%
Republic of Colombia (BBB/Baa3)
	3,540,000	8.250		12/22/14	3,755,940
	22,740,000	7.375		03/18/19	27,231,150
	9,030,000	4.000		02/26/24	8,668,800
	440,000	8.125		05/21/24	563,200
	2,222,000	6.125		01/18/41	2,371,985

					42,591,075

Costa Rica – 2.3%
Republic of Costa Rica (BB/Baa3)
	390,000	9.995		08/01/20	487,500
	10,110,000	4.250	(c)	01/26/23	9,200,100
	3,220,000	4.250		01/26/23	2,930,200

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Costa Rica – (continued)
Republic of Costa Rica (BB/Baa3) (continued)
	$10,180,000	4.375%		04/30/25	$ 8,958,400
	2,620,000	5.625		04/30/43	2,213,900
	8,140,000	5.625	(c)	04/30/43	6,878,300

					30,668,400

Croatia – 2.2%
Republic of Croatia (BB+/Ba1)
	6,180,000	6.375		03/24/21	6,496,725
	2,050,000	5.500		04/04/23	1,998,750
	21,140,000	6.000	(c)	01/26/24	20,981,450

					29,476,925

Dominican Republic – 4.0%
Dominican Republic (NR/NR)
DOP	32,400,000	14.500		02/10/23	782,229
	11,200,000	18.500		02/04/28	314,728
	217,900,000	18.500	(c)	02/04/28	6,123,143
Dominican Republic (B+/B1)
	$3,551,082	9.040		01/23/18	3,835,168
	3,320,000	7.500	(c)	05/06/21	3,585,600
	16,662,000	7.500		05/06/21	17,994,960
	11,850,000	6.600	(c)	01/28/24	11,850,000
	240,000	5.875		04/18/24	229,200
	9,130,000	5.875	(c)	04/18/24	8,719,150
	1,280,000	8.625		04/20/27	1,382,400

					54,816,578

Egypt – 0.6%
Republic of Egypt (B-/Caa1)
	8,530,000	5.750		04/29/20	8,090,705

Gabon(c) – 1.2%
Republic of Gabon (NR/NR)
	15,831,800	6.375		12/12/24	15,823,884

Ghana – 0.3%
Republic of Ghana (B/NR)
	3,609,000	8.500		10/04/17	3,857,119

Greece(a) – 0.4%
Hellenic Republic Government Bond (NR/Caa3)
EUR	1,530,000	1.619		05/21/14	2,047,173
Hellenic Republic Government Bond (NR/NR)
	2,400,000	0.971		08/10/14	3,149,620

					5,196,793

Guatemala – 0.4%
Republic of Guatemala (BB/Ba1)
	$3,300,000	5.750	(c)	06/06/22	3,399,000
	760,000	5.750		06/06/22	782,800
	1,910,000	4.875	(c)	02/13/28	1,728,550

					5,910,350

Honduras(c) – 2.1%
Republic of Honduras (B/B2)
	17,040,000	8.750		12/16/20	17,125,200
	13,240,000	7.500		03/15/24	12,048,400

					29,173,600

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Hungary – 0.7%
Hungary Government Bond (BB/Ba1)
	$9,650,000	5.750%		11/22/23	$ 9,610,086

Indonesia – 3.4%
Republic of Indonesia (BB+/Baa3)
	820,000	7.500		01/15/16	902,000
	3,250,000	11.625		03/04/19	4,334,687
	5,904,000	11.625		03/04/19	7,874,460
	3,250,000	5.875		03/13/20	3,432,813
	623,000	3.750		04/25/22	559,143
	4,030,000	8.500		10/12/35	4,856,150
	3,440,000	6.625		02/17/37	3,465,800
	3,198,000	7.750		01/17/38	3,609,742
	14,654,000	7.750		01/17/38	16,540,702

					45,575,497

Iraq – 0.7%
Republic of Iraq (NR/NR)
	11,520,000	5.800		01/15/28	9,705,600

Ivory Coast(b) – 1.5%
Republic of Ivory Coast (NR/NR)
	22,855,000	5.750		12/31/32	20,198,106

Malaysia – 0.4%
Federation of Malaysia (A-/A3)
	5,060,000	4.646		07/06/21	5,350,191

Mexico – 4.5%
United Mexican States (A/Baa1)
MXN	41,330,900	8.000		12/07/23	3,527,374
	35,592,900	7.500		06/03/27	2,910,025
	10,713,200	8.500		05/31/29	933,374
	43,450,200	7.750		05/29/31	3,485,600
	15,576,200	10.000		11/20/36	1,518,262
	5,046,300	8.500		11/18/38	427,609
	8,007,300	7.750		11/13/42	626,626
United Mexican States (BBB+/Baa1)
	$4,570,000	5.875		01/15/14	4,574,570
	10,054,000	3.625		03/15/22	9,903,190
	7,640,000	4.000		10/02/23	7,548,320
	4,690,000	6.750		09/27/34	5,534,200
	6,380,000	6.050		01/11/40	6,938,250
	14,930,000	4.750		03/08/44	13,437,000

					61,364,400

Netherlands – 0.2%
Republic of Mozambique (NR/B1)
	2,360,000	6.305		09/11/20	2,239,050

Nigeria – 1.4%
Nigeria Government Bond (NR/NR)
	7,090,000	6.375	(c)	07/12/23	7,311,562
Republic of Nigeria (NR/NR)
	590,000	5.125		07/12/18	603,275
Republic of Nigeria (BB-/NR)
	9,420,000	6.750		01/28/21	10,150,050

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Nigeria – (continued)
Republic of Nigeria (NR/NR)
	$1,500,000	6.375%		07/12/23	$ 1,546,875

					19,611,762

Pakistan – 0.4%
Islamic Republic of Pakistan (B-/Caa1)
	1,830,000	6.875		06/01/17	1,775,100
	1,070,000	6.875	(c)	06/01/17	1,037,900
	1,420,000	7.875		03/31/36	1,164,400
	1,480,000	7.875		03/31/36	1,213,600

					5,191,000

Panama – 2.7%
Republic of Panama (BBB/Baa2)
	4,260,000	5.200		01/30/20	4,643,400
	4,758,000	8.875		09/30/27	6,375,720
	6,168,000	9.375	(e)	04/01/29	8,511,840
	14,930,000	6.700		01/26/36	16,646,950

					36,177,910

Paraguay – 0.8%
Republic of Paraguay (BB-/Ba3)
	6,770,000	4.625	(c)	01/25/23	6,363,800
	4,740,000	4.625		01/25/23	4,455,600

					10,819,400

Peru – 1.8%
Republic of Peru (BBB+/Baa2)
	7,152,000	7.350		07/21/25	9,011,520
	9,124,000	8.750		11/21/33	12,978,890
	2,460,000	6.550		03/14/37	2,829,000
	140,000	5.625		11/18/50	140,350

					24,959,760

Philippines – 1.2%
Republic of Philippines (BBB-/Baa3)
	5,869,000	8.375		06/17/19	7,475,639
	1,170,000	7.500		09/25/24	1,456,650
	5,300,000	7.750		01/14/31	6,976,125
	100,000	6.375		01/15/32	117,375

					16,025,789

Romania – 1.1%
Republic of Romania (BB+/Baa3)
EUR	1,957,000	6.500		06/18/18	3,070,908
	3,310,000	4.625		09/18/20	4,739,487
	$5,750,000	6.750		02/07/22	6,511,875

					14,322,270

Russia – 3.6%
Russian Federation (NR/NR)(c)
	15,800,000	4.875		09/16/23	16,116,000
Russian Federation Bond (BBB/Baa1)
	19,400,000	3.500	(c)	01/16/19	19,763,750
Russian Federation (BBB/Baa1)
	4,400,000	4.500	(c)	04/04/22	4,444,000
	7,378,800	7.500	(b)	03/31/30	8,611,060

					48,934,810

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Serbia(c) – 0.9%
Republic of Serbia (BB-/B1)
$11,610,000	5.875%		12/03/18	$ 11,769,638

Slovenia – 0.4%
Republic of Slovenia (A-/Ba1)
5,380,000	5.500		10/26/22	5,340,159

South Africa – 0.7%
Republic of South Africa (NR/NR)
8,580,000	5.875		09/16/25	8,891,025

Sri Lanka – 0.7%
Republic of Sri Lanka (B+/NR)
540,000	7.400	(c)	01/22/15	560,250
274,000	7.400		01/22/15	284,275
Republic of Sri Lanka (B+/B1)
2,800,000	6.250		10/04/20	2,765,000
400,000	6.250		07/27/21	389,000
6,030,000	5.875		07/25/22	5,638,050

				9,636,575

Turkey – 2.4%
Republic of Turkey (NR/Baa3)
1,060,000	7.500		07/14/17	1,188,525
10,040,000	7.000		03/11/19	11,018,900
6,070,000	5.625		03/30/21	6,130,700
1,900,000	6.250		09/26/22	1,959,375
3,350,000	7.375		02/05/25	3,651,500
610,000	8.000		02/14/34	680,150
3,771,000	6.875		03/17/36	3,733,290
4,010,000	7.250		03/05/38	4,150,350

				32,512,790

Ukraine – 1.9%
Financing of Infrastrucural Projects State Enterprise (NR/NR)
2,930,000	9.000	(c)	12/07/17	2,637,000
2,400,000	9.000		12/07/17	2,160,000
Financing of Infrastrucural Projects State Enterprise (NR/Caa1)
2,030,000	7.400		04/20/18	1,745,800
Ukraine Government Bond (B-/Caa1)
5,080,000	6.250		06/17/16	4,730,750
6,770,000	9.250		07/24/17	6,727,687
2,330,000	7.750		09/23/20	2,149,425
5,880,000	7.800		11/28/22	5,306,700

				25,457,362

Uruguay – 2.0%
Republic of Uruguay (BBB-/Baa3)
8,488,707	4.500		08/14/24	8,403,820
1,130,000	6.875		09/28/25	1,288,200
14,586,000	7.625		03/21/36	17,685,525

				27,377,545

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Venezuela – 2.1%
Republic of Venezuela (B-/Caa1)
	$1,170,000	13.625%		08/15/18	$ 1,117,350
	4,781,000	6.000		12/09/20	3,191,317
	1,550,000	12.750		08/23/22	1,414,375
	13,460,000	9.000		05/07/23	9,859,450
	17,799,600	8.250		10/13/24	12,415,221
	1,000,000	7.650		04/21/25	670,000
	1,000	11.950		08/05/31	848

					28,668,561

Vietnam – 0.6%
Socialist Republic of Vietnam (BB-/B2)
	4,310,000	6.875		01/15/16	4,590,150
	2,720,000	6.750		01/29/20	2,944,400

					7,534,550

Zambia – 1.0%
Republic of Zambia (B+/NR)
	320,000	5.375	(c)	09/20/22	276,800
	14,651,000	5.375		09/20/22	12,673,115

					12,949,915

TOTAL SOVEREIGN DEBT OBLIGATIONS					$ 793,861,783

Foreign Debt Obligations – 1.4%
Supranational – 1.4%
Corporacion Andina de Fomento (AA-/Aa3)
	$9,439,000	3.750%		01/15/16	$ 9,822,076
	9,664,000	4.375		06/15/22	9,664,000

TOTAL FOREIGN DEBT OBLIGATIONS					$ 19,486,076

Corporate Obligations – 34.6%
Australia(c) – 0.8%
CNOOC Curtis Funding No. 1 Pty Ltd. (AA-/Aa3)
	$11,790,000	4.500%		10/03/23	$ 11,656,891

Azerbaijan – 0.3%
State Oil Company of the Azerbaijan Republic (BB+/Ba1)
	4,110,000	5.450		02/09/17	4,366,875

Brazil – 2.2%
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
	7,010,000	7.375	(c)	02/02/22	6,869,800
	1,050,000	7.375		02/02/22	1,029,000
Brazil Minas SPE via State of Minas Gerais (BBB/NR)
	960,000	5.333		02/15/28	883,200
	15,720,000	5.333	(c)	02/15/28	14,462,400
Companhia Energetica de Sao Paulo (NR/Ba1)
BRL	2,641,962	9.750		01/15/15	1,142,813
Independencia International Ltd. (NR/NR)(c)(f)
	$1,277,436	12.000		12/30/16	—
Raizen Energy Finance Ltd. (BBB/Baa3)
	5,458,000	9.500		08/15/14	5,703,610
	450,000	7.000		02/01/17	498,375

					30,589,198

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
British Virgin Islands – 1.8%
Arcos Dorados Holdings, Inc. (NR/Ba2)(c)
$4,297,000	6.625%		09/27/23	$ 4,338,555
CNOOC Finance 2012 Ltd. (AA-/Aa3)
1,300,000	3.875		05/02/22	1,248,897
PCCW Capital No 4 Ltd. (NR/NR)
1,930,000	5.750		04/17/22	1,949,474
Sinopec Group Overseas Development 2013 Ltd. (A+/Aa3)(c)
14,760,000	4.375		10/17/23	14,390,411
Sparkle Assets Ltd. (BB+/B1)(g)
2,840,000	6.875		01/30/20	2,719,300

				24,646,637

Canada – 0.9%
Pacific Rubiales Energy Corp. (BB+/Ba2)(c)(g)
2,710,000	5.375		01/26/19	2,723,550
3,200,000	5.125		03/28/23	2,928,000
PTTEP Canada International Finance Ltd. (BBB+/Baa1)
1,009,000	5.692		04/05/21	1,073,324
3,080,000	5.692	(c)	04/05/21	3,276,350
1,150,000	6.350	(c)	06/12/42	1,161,334
1,460,000	6.350		06/12/42	1,474,848

				12,637,406

Chile – 3.0%
AES Gener SA (BBB-/Baa3)
1,320,000	5.250	(c)	08/15/21	1,339,800
5,499,000	5.250		08/15/21	5,581,485
AES Gener SA (NR/Ba2)(a)(c)(g)
4,780,000	8.375		12/18/73	4,983,150
Automotores Gildemeister SA (NR/B1)(g)
1,960,000	8.250		05/24/21	1,372,000
760,000	6.750		01/15/23	505,400
Banco del Estado de Chile
3,550,000	4.125	(c)	10/07/20	3,603,250
2,340,000	3.875	(c)	02/08/22	2,284,425
1,510,000	3.875		02/08/22	1,474,137
CFR International SpA (BB+/NR)(g)
2,180,000	5.125		12/06/22	1,994,700
E.CL SA (BBB/NR)
2,490,000	5.625	(c)	01/15/21	2,626,950
430,000	5.625		01/15/21	453,650
Embotelladora Andina SA (BBB/NR)(c)
1,500,000	5.000		10/01/23	1,499,250
ENTEL Chile SA (BBB+/Baa2)(c)
9,700,000	4.875		10/30/24	9,530,250
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
1,360,000	5.500		04/21/20	1,390,600
2,333,000	3.625		04/03/23	2,029,710

				40,668,757

Colombia – 1.7%
Banco de Bogota SA (BBB-/Baa2)
1,450,000	5.000	(c)	01/15/17	1,522,500
4,324,000	5.000		01/15/17	4,540,200
Bancolombia SA (NR/Ba1)
920,000	6.125		07/26/20	949,900
Bancolombia SA (NR/Baa2)
3,520,000	5.950		06/03/21	3,652,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Colombia – (continued)
Ecopetrol SA (BBB/Baa2)
	$1,530,000	5.875%		09/18/23	$ 1,614,150
	1,470,000	7.375		09/18/43	1,598,625
Empresas Publicas de Medellin ESP (NR/Baa3)
	2,469,000	7.625		07/29/19	2,919,592
Transportadora de Gas Internacional SA ESP (BBB-/Baa3)(g)
	2,240,000	5.700		03/20/22	2,363,200
	3,250,000	5.700	(c)	03/20/22	3,428,750

					22,588,917

Costa Rica – 1.5%
Banco de Costa Rica (NR/Baa3)(c)
	4,870,000	5.250		08/12/18	4,833,475
Banco Nacional de Costa Rica (NR/Baa3)
	4,490,000	4.875	(c)	11/01/18	4,400,200
	380,000	4.875		11/01/18	372,400
	9,180,000	6.250	(c)	11/01/23	8,950,500
Instituto Costarricense de Electricidad (NR/Baa3)(c)
	1,940,000	6.375		05/15/43	1,590,800

					20,147,375

Croatia(c) – 0.2%
Hrvatska Elektroprivreda (BB-/NR)
	2,290,000	6.000		11/09/17	2,332,937

Guatemala(g) – 0.5%
Cementos Progreso Trust (BB/NR)(c)
	2,550,000	7.125		11/06/23	2,566,575
Central American Bottling Corp. (BB/Ba2)
	2,560,000	6.750	(c)	02/09/22	2,608,652
	1,274,000	6.750		02/09/22	1,298,146

					6,473,373

Hong Kong – 0.8%
Evergrande Real Estate Group Ltd. (BB-/B2)(c)(g)
	1,750,000	8.750		10/30/18	1,758,750
Hainan Airlines Hong Kong Co. Ltd. (A/A1)
	3,000,000	3.625		02/07/20	2,869,769
Metropolitan Light International Ltd. (NR/NR)(g)
	3,540,000	5.250		01/17/18	3,548,850
Sun Hung Kai Properties Capital Market Ltd. (A+/A1)
	2,130,000	4.500		02/14/22	2,123,525

					10,300,894

Hungary(c) – 0.2%
MFB Magyar Fejlesztesi Bank Zrt (NR/Ba1)
	2,510,000	6.250		10/21/20	2,577,469

Indonesia(c) – 0.9%
Pertamina Persero PT (BB+/Baa3)
	8,450,000	5.625		05/20/43	6,696,625
Perusahaan Penerbit SBSN (BB+/Baa3)
	5,100,000	6.125		03/15/19	5,425,125

					12,121,750

Ireland – 2.0%
AHML Finance Ltd. (BBB/Baa1)(c)
RUB	103,900,000	7.750		02/13/18	3,111,219

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Ireland – (continued)
EDC Finance Ltd. (BB+/NR)(c)
	$3,220,000	4.875%		04/17/20	$ 3,123,400
MTS International Funding Ltd. (BB+/Ba2)
	6,170,000	8.625		06/22/20	7,272,888
Phosagro OAO via Phosagro Bond Funding Ltd. (NR/Baa3)(c)
	3,830,000	4.204		02/13/18	3,791,700
Sibur Securities Ltd. (NR/Ba1)(c)
	5,020,000	3.914		01/31/18	4,863,125
Uralkali OJSC via Uralkali Finance Ltd. (NR/Baa3)(c)
	3,340,000	3.723		04/30/18	3,198,050
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)
	270,000	9.125		04/30/18	314,550
	1,230,000	7.748	(c)	02/02/21	1,331,475

					27,006,407

Israel(c) – 0.1%
Israel Electric Corp. Ltd. (NR/NR)
	730,000	5.625		06/21/18	765,587

Kazakhstan – 1.6%
Kazakhstan Temir Zholy Finance BV (BBB-/Baa3)
	1,200,000	6.950	(c)	07/10/42	1,192,500
	200,000	6.950		07/10/42	198,750
Kazatomprom (NR/Baa3)
	700,000	6.250	(c)	05/20/15	728,000
	1,780,000	6.250		05/20/15	1,851,200
KazMunayGas National Co. (BBB-/Baa3)
	2,620,000	11.750		01/23/15	2,872,175
	2,100,000	11.750	(c)	01/23/15	2,302,125
	2,220,000	9.125		07/02/18	2,691,750
	10,939,000	5.750	(c)	04/30/43	9,475,909

					21,312,409

Luxembourg – 3.5%
BC Luxco 1 SA (NR/Ba3)(g)
	2,380,000	7.375		01/29/20	2,225,300
Gazprom Neft OAO Via GPN Capital SA (BBB-/Baa2)(c)
	14,340,000	6.000		11/27/23	14,573,025
GPN Capital SA for Gazprom (BBB-/Baa2)(c)
	3,910,000	4.375		09/19/22	3,577,650
Millicom International Cellular SA (NR/Ba2)(c)(g)
	2,450,000	4.750		05/22/20	2,338,150
Offshore Drilling Holding SA (BB/NR)(c)(g)
	5,180,000	8.375		09/20/20	5,519,262
Rosneft Finance SA (BBB/Baa1)
	1,180,000	6.625	(c)	03/20/17	1,303,900
	570,000	6.625		03/20/17	629,850
	7,150,000	7.875		03/13/18	8,249,313
	4,710,000	7.250		02/02/20	5,316,413
Wind Acquisition Finance SA (B+/B3)(g)
	1,040,000	11.750	(c)	07/15/17	1,106,300
	1,000,000	11.750		07/15/17	1,063,750
Wind Acquisition Holdings Finance SA (B/Caa1)(g)(h)
EUR	1,140,000	12.250		07/15/17	1,651,935

					47,554,848

Mexico – 1.9%
GEO Maquinaria (CC/NR)(g)
	$380,239	9.625	(c)	05/02/21	136,886
	494,311	9.625		05/02/21	177,952

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mexico – (continued)
Grupo Cementos de Chihuahua SAB de CV (B/NR)(c)(g)
	$710,000	8.125%		02/08/20	$ 732,657
Grupo KUO SAB de CV (BB/NR)(c)(g)
	1,640,000	6.250		12/04/22	1,645,805
Metalsa SA de CV (BB+/NR)(c)
	3,540,000	4.900		04/24/23	3,212,550
Pemex Project Funding Master Trust (BBB+/Baa1)
	4,490,000	6.625		06/15/35	4,725,725
Petroleos Mexicanos (BBB+/Baa1)
	1,220,000	5.500		01/21/21	1,306,620
	3,410,000	4.875		01/24/22	3,498,776
	8,920,000	4.875		01/18/24	8,902,160
Tenedora Nemak SA de CV (BB+/Ba2)(c)(g)
	1,510,000	5.500		02/28/23	1,477,826

					25,816,957

Netherlands – 1.9%
Ajecorp BV (BB/NR)(g)
	900,000	6.500	(c)	05/14/22	890,991
	3,650,000	6.500		05/14/22	3,613,745
Cable Communications Systems NV (B+/B1)(c)(g)
EUR	1,000,000	7.500		11/01/20	1,408,372
Listrindo Capital BV (BB-/Ba2)(g)
	$3,560,000	6.950		02/21/19	3,711,300
Lukoil International Finance BV (BBB/Baa2)
	1,270,000	7.250		11/05/19	1,463,675
	2,050,000	6.125		11/09/20	2,216,563
	1,300,000	4.563	(c)	04/24/23	1,218,750
	880,000	4.563		04/24/23	825,000
Marfrig Holding Europe BV (B/B2)(c)(g)
	2,100,000	11.250		09/20/21	1,984,500
Republic of Angola Via Northern Lights III BV (BB-/Ba3)
	2,890,000	7.000		08/16/19	3,117,587
VimpelCom Holdings BV (BB/Ba3)
	490,000	7.504	(c)	03/01/22	511,438
	2,580,000	7.504		03/01/22	2,692,875
	1,920,000	5.950	(c)	02/13/23	1,809,600

					25,464,396

Paraguay(g) – 0.6%
Banco Continental SAECA (BB-/Ba2)
	1,900,000	8.875	(c)	10/15/17	2,018,750
	2,090,000	8.875		10/15/17	2,220,658
Telefonica Celular del Paraguay SA (NR/Ba3)
	3,770,000	6.750		12/13/22	3,902,274

					8,141,682

Peru – 1.0%
Banco de Credito del Peru (BBB/Ba1)(a)(c)(g)
	1,850,000	6.125		04/24/27	1,850,000
Corp Financiera de Desarrollo SA (BBB+/NR)
	389,000	4.750	(c)	02/08/22	385,110
	4,208,000	4.750		02/08/22	4,165,920
Corp Lindley S.A. (BB+/NR)
	1,630,000	6.750	(c)	11/23/21	1,727,800
	3,010,000	6.750		11/23/21	3,190,600
	120,000	4.625	(c)	04/12/23	110,100

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Peru – (continued)
SAN Miguel Industrias Pet SA (NR/Ba2)(c)(g)
	$1,680,000	7.750%		11/06/20	$ 1,717,800

					13,147,330

Philippines – 0.6%
Development Bank of Philippines (BBB-/NR)
	1,610,000	5.500		03/25/21	1,702,575
Energy Development Corp. (NR/NR)
	6,795,000	6.500		01/20/21	7,066,800

					8,769,375

South Africa(g) – 0.3%
Peermont Proprietary Global Ltd. (CCC/Caa1)
EUR	3,000,000	7.750		04/30/14	4,142,575

Sri Lanka(c) – 0.4%
National Savings Bank (B+/NR)
	$5,020,000	8.875		09/18/18	5,333,750

Turkey – 1.0%
Coca-Cola Icecek AS (NR/Baa3)(c)
	3,770,000	4.750		10/01/18	3,788,850
Export Credit Bank of Turkey (BB+/Baa3)
	270,000	5.375	(c)	11/04/16	276,750
	2,240,000	5.375		11/04/16	2,296,000
Hazine Mustesarligi Varlik Kiralama AS (NR/Baa3)
	4,068,000	2.803		03/26/18	3,798,495
Turkiye Vakiflar Bankasi Tao (NR/Baa2)(c)
	4,030,000	3.750		04/15/18	3,747,900

					13,907,995

Ukraine – 0.3%
Financing of Infrastructural Projects State Enterprise (NR/Caa1)
	4,990,000	8.375		11/03/17	4,441,100

United Arab Emirates – 1.4%
ADCB Finance Cayman Ltd. (A-/NR)
	3,280,000	4.500		03/06/23	3,189,800
Dolphin Energy Ltd. (NR/A1)
	2,046,968	5.888		06/15/19	2,231,195
	2,980,000	5.500		12/15/21	3,248,200
Dubai Holding Commercial Operations MTN Ltd. (NR/B1)
EUR	1,050,000	4.750		01/30/14	1,440,873
National Bank of Abu Dhabi (AA-/Aa3)
	$1,530,000	3.000		08/13/19	1,514,700
Ruwais Power Co. PJSC (A-/A3)(c)
	6,630,000	6.000		08/31/36	6,994,650

					18,619,418

United Kingdom – 0.8%
Ukreximbank Via Biz Finance PLC (NR/Caa1)
	2,690,000	8.375		04/27/15	2,568,950
	3,910,000	8.750		01/22/18	3,382,150
Vedanta Resources PLC (BB/Ba3)
	660,000	9.500		07/18/18	730,950
	4,460,000	7.125	(c)	05/31/23	4,047,450

					10,729,500

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
United States(c) – 1.0%
Brazil Loan Trust 1 (BBB/NR)
	$13,430,000	5.477%	07/24/23	$ 13,396,425
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(g)(h)
	792,500	10.625	05/01/19	812,312

				14,208,737

Venezuela – 1.4%
Petroleos de Venezuela SA (B-/NR)
	8,841,900	5.250	04/12/17	6,476,692
	13,650,000	9.000	11/17/21	10,135,125
	3,125,000	6.000	11/15/26	1,671,875
	310,000	5.375	04/12/27	166,625
	310,000	5.500	04/12/37	161,975

				18,612,292

TOTAL CORPORATE OBLIGATIONS				$ 469,082,837

Structured Notes – 1.0%
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London)) (NR/NR)
BRL	1,797,000	6.000%	04/12/14	$ 1,708,962
	3,445,000	6.000	04/15/14	3,276,225
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
	22,805,344	6.000	08/15/40	9,061,795

TOTAL STRUCTURED NOTES				$ 14,046,982

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$1,296,477,678

Short-term Investment(i) – 2.4%
Repurchase Agreement – 2.4%
Joint Repurchase Agreement Account II
	$32,700,000	0.019%	01/02/14	$ 32,700,000

TOTAL INVESTMENTS – 98.0%				$1,329,177,678

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%				26,931,407

NET ASSETS – 100.0%				$1,356,109,085

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2013.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $461,064,574, which represents approximately 34.0% of net assets as of December 31, 2013.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2013.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	Pay-in-kind securities.

(i)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CNH	— Chinese Yuan Renminbi Offshore
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	USD/BRL	01/13/14	$2,806,320	$23,680
BNP Paribas SA	CZK/EUR	03/19/14	2,810,493	21,955
	EUR/PLN	03/19/14	2,348,166	5,019
	PLN/USD	03/19/14	5,622,206	25,768
Citibank NA	USD/BRL	01/17/14	4,212,955	212,443
	USD/BRL	01/31/14	4,306,899	49,652
	USD/JPY	03/19/14	8,237,944	211,056
	USD/RUB	01/17/14	3,185,136	25,380
Credit Suisse International (London)	COP/USD	01/09/14	2,837,640	20,640
	USD/BRL	01/17/14	3,834,005	243,216
	USD/EUR	03/19/14	17,803,913	3,632
	USD/RUB	01/17/14	1,354,852	24,087
Deutsche Bank AG (London)	USD/IDR	01/22/14	1,606,430	75,607
HSBC Bank PLC	PHP/USD	02/07/14	4,651,573	3,648
	USD/BRL	01/17/14	2,976,828	201,676
	USD/JPY	03/19/14	2,757,654	71,346
	USD/SGD	03/19/14	5,630,457	20,543
JPMorgan Securities, Inc.	RUB/USD	01/17/14	1,833,834	4,364
	USD/BRL	01/17/14	9,376,890	453,233
	USD/EUR	01/29/14	29,746,350	17,730
Morgan Stanley Capital Services, Inc.	USD/BRL	01/13/14	1,120,269	2,698
Royal Bank of Canada	BRL/USD	01/09/14	5,685,449	51,449
	BRL/USD	01/10/14	2,854,606	24,606
	USD/BRL	01/09/14	2,829,997	38,592
	USD/BRL	01/10/14	6,551,865	58,782
	USD/BRL	01/13/14	5,534,080	124,019
	USD/BRL	01/17/14	3,888,198	218,458
	USD/BRL	01/31/14	4,056,220	90,332
	USD/TRY	03/19/14	25,959,519	1,319,857
Royal Bank of Scotland PLC	TRY/USD	03/19/14	2,725,218	15,218
Standard Chartered Bank	CNH/USD	01/08/14	12,548,907	92,907
	USD/JPY	03/19/14	2,752,276	71,724
	USD/SGD	03/19/14	16,793,709	112,637
State Street Bank	JPY/USD	03/19/14	2,710,375	1,375
	USD/JPY	03/19/14	8,203,149	246,851
UBS AG (London)	BRL/USD	01/10/14	11,285,569	19,569
	KRW/USD	01/24/14	595,357	7,136
	USD/BRL	01/13/14	5,544,817	93,183
	USD/IDR	01/24/14	3,141,294	319,918
	USD/JPY	03/19/14	2,762,189	57,416
	USD/MXN	01/30/14	25,602,477	407,931
Westpac Banking Corp.	EUR/USD	01/29/14	2,086,925	13,350

TOTAL				$5,102,683

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/PLN	03/19/14	$5,622,206	$(14,979)
	KRW/USD	01/13/14	5,629,158	(4,842)
	USD/EUR	03/19/14	5,651,250	(18,163)
	USD/RUB	02/14/14	2,803,427	(1,556)
Barclays Bank PLC	KRW/USD	01/13/14	5,643,981	(4,019)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC (continued)	MYR/USD	01/13/14	$5,529,526	$(104,474)
	MYR/USD	01/23/14	5,632,336	(664)
	MYR/USD	02/13/14	6,214,447	(113,352)
	PHP/USD	01/27/14	3,783,145	(63,503)
	TRY/USD	03/19/14	5,445,929	(187,071)
BNP Paribas SA	EUR/HUF	03/19/14	2,864,255	(16,619)
	JPY/USD	03/19/14	2,779,040	(45,960)
	PHP/USD	01/28/14	1,448,745	(23,929)
	USD/CZK	03/19/14	8,717,674	(104,321)
Citibank NA	BRL/USD	01/13/14	11,135,086	(133,914)
	INR/USD	01/16/14	2,826,415	(3,585)
	JPY/USD	03/19/14	5,488,969	(36,031)
	MXN/USD	03/19/14	5,620,515	(37,485)
	TWD/USD	01/10/14	5,766,640	(56,446)
	USD/KRW	01/24/14	1,456,857	(22,707)
Credit Suisse International (London)	USD/RUB	01/23/14	11,342,378	(54,378)
	USD/RUB	02/07/14	8,994,291	(137,093)
Deutsche Bank AG (London)	EUR/HUF	03/19/14	2,881,987	(53,611)
	INR/USD	01/13/14	2,791,999	(25,001)
	JPY/USD	03/19/14	2,775,043	(42,957)
	MXN/USD	03/19/14	5,553,823	(82,177)
	PHP/USD	01/28/14	1,448,745	(2,895)
	TRY/USD	03/19/14	737,073	(2,399)
	TWD/USD	02/06/14	5,932,615	(72,169)
	USD/CNH	01/08/14	12,427,486	(324,486)
HSBC Bank PLC	USD/CNH	01/08/14	121,421	(335)
	USD/SGD	03/19/14	5,645,154	(12,154)
JPMorgan Securities, Inc.	EUR/USD	03/19/14	672,702	(3,825)
	IDR/USD	01/22/14	1,042,750	(16,943)
	JPY/USD	03/19/14	2,771,068	(60,429)
	MXN/USD	03/19/14	55,852,167	(846,729)
	MYR/USD	02/13/14	3,023,303	(63,137)
	TRY/USD	03/19/14	2,424,993	(110,007)
	TWD/USD	01/21/14	2,891,527	(23,511)
	USD/RUB	01/27/14	8,522,545	(21,272)
Morgan Stanley Capital Services, Inc.	BRL/USD	01/13/14	11,216,646	(62,354)
	MYR/USD	01/10/14	2,992,575	(88,399)
	TRY/USD	03/19/14	4,846,248	(254,752)
Royal Bank of Canada	BRL/USD	01/13/14	2,793,808	(35,192)
	BRL/USD	01/21/14	2,777,700	(40,300)
	BRL/USD	01/31/14	5,830,066	(67,287)
	USD/BRL	01/10/14	5,546,191	(76,234)
	USD/CLP	01/31/14	2,971,692	(13,157)
Royal Bank of Scotland PLC	TRY/USD	03/19/14	8,146,585	(307,415)
Standard Chartered Bank	MYR/USD	02/07/14	11,043,066	(68,866)
	PHP/USD	01/09/14	4,662,338	(57,853)
UBS AG (London)	BRL/USD	01/13/14	5,639,299	(32,701)
	BRL/USD	01/21/14	5,018,394	(54,606)
	MYR/USD	01/10/14	2,935,885	(57,294)
	USD/BRL	01/09/14	2,855,452	(38,952)
	USD/BRL	01/13/14	16,410,459	(128,735)
	USD/RUB	02/14/14	5,650,510	(15,213)
Westpac Banking Corp.	MYR/USD	01/28/14	10,040,135	(141,627)

TOTAL				$(4,490,065)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(844)	December 2015	$(208,626,250)	$525,603
Eurodollars	(422)	March 2016	(103,991,350)	200,470
Eurodollars	(422)	June 2016	(103,659,025)	257,583
Ultra Long U.S. Treasury Bonds	397	March 2014	54,091,250	(854,691)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	140	March 2014	$30,773,750	$(58,433)
5 Year U.S. Treasury Notes	212	March 2014	25,294,250	(207,171)
10 Year U.S. Treasury Notes	(727)	March 2014	(89,455,078)	964,002
20 Year U.S. Treasury Bonds	(846)	March 2014	(108,552,375)	2,061,735

TOTAL				$2,889,098

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	BRL	5,340		01/04/16	8.010%	1 month Brazilian Interbank Deposit Average	$(126,241)
		82,240		01/04/16	8.090	1 month Brazilian Interbank Deposit Average	(1,878,690)
	MXN	40,240		05/31/23	6.650	Mexico Interbank TIIE 28 Days	(15,695)
Barclays Bank PLC	BRL	34,600		01/02/15	1 month Brazilian Interbank Deposit Average	10.740%	(30,279)
	KRW	1,000,000		08/09/23	3 month KWCDC	3.440	(2,918)
	MYR	6,800		08/14/23	3 month KLIBOR	4.485	23,144
Citibank NA		18,970		09/18/18	3 month KLIBOR	3.830	57,101
		11,920		09/24/18	3 month KLIBOR	3.785	44,222
		20,280		11/19/18	3.915	3 month KLIBOR	54,826
		9,040		11/22/18	3 month KLIBOR	3.960	14,839
	KRW	12,731,400		08/08/23	3 month KWCDC	3.450	(46,313)
		2,069,140		08/16/23	3 month KWCDC	3.485	(13,018)
		2,648,200		08/21/23	3 month KWCDC	3.625	(45,802)
	MYR	14,950		11/15/23	3 month KLIBOR	4.450	72,546
	KRW	1,613,670		12/26/23	3 month KWCDC	3.465	(5,021)
Credit Suisse International (London)	BRL	3,740		01/04/16	8.130	1 month Brazilian Interbank Deposit Average	(84,084)
Deutsche Bank Securities, Inc.		29,070		01/04/16	10.347	1 month Brazilian Interbank Deposit Average	(182,397)
	MYR	19,420		09/13/18	3 month KLIBOR	3.920	34,214
		16,090		11/14/18	3 month KLIBOR	3.880	42,228
	KRW	21,700,000	(a)	12/21/22	3 month KWCDC	3.390	265,129
		1,400,000	(a)	01/08/23	3 month KWCDC	3.390	17,262
	MYR	5,830		08/14/23	3 month KLIBOR	4.490	19,132
	KRW	3,676,760		09/06/23	3 month KWCDC	3.570	(45,966)
	MXN	19,520		11/03/23	6.860	Mexico Interbank TIIE 28 Days	10,108
		22,400		11/14/23	6.814	Mexico Interbank TIIE 28 Days	3,024
JPMorgan Securities, Inc.	MYR	11,150		12/11/18	3 month KLIBOR	3.972	18,730
	KRW	3,387,950		08/14/23	3 month KWCDC	3.415	(2,891)
	MYR	6,450		08/15/23	3 month KLIBOR	4.520	16,520
	KRW	2,607,840		08/21/23	3 month KWCDC	3.563	(32,294)
	MYR	9,260		09/26/23	3 month KLIBOR	4.330	72,683
	KRW	770,160		12/26/23	3 month KWCDC	3.470	(2,707)
Morgan Stanley Capital Services, Inc.	BRL	35,410		01/04/16	10.190	1 month Brazilian Interbank Deposit Average	(248,954)
	MYR	23,990		11/22/18	3 month KLIBOR	3.934	47,488
	KRW	6,983,920	(a)	12/12/22	3 month KWCDC	3.260	119,556

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Morgan Stanley Capital Services, Inc. (continued)	18,128,470	(a)	12/12/22	3 month KWCDC	3.290%	$289,585
	18,128,470	(a)	12/13/22	3 month KWCDC	3.300	282,676
	33,000,000	(a)	01/09/23	3 month KWCDC	3.380	419,493
	2,022,340		08/16/23	3 month KWCDC	3.485	(12,723)

TOTAL						$(851,487)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.
*	There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	PLN	21,120	08/07/18	6 month WIBOR	3.650%	$30	$(36,906)
		12,600	12/10/18	6 month WIBOR	3.817	20	(27,883)
		12,625	12/10/18	6 month WIBOR	3.820	21	(28,420)
		11,600	12/10/18	6 month WIBOR	3.844	19	(30,368)
		10,400	11/28/23	6 month WIBOR	4.163	25	5,161
		6,600	12/09/23	6 month WIBOR	4.320	16	(24,072)
		9,050	12/11/23	6 month WIBOR	4.287	22	(24,212)

TOTAL						$153	$(166,700)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Swap Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013 (b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Deutsche Bank Securities, Inc.	Federative Republic of Brazil 12.250% 03/06/30	$3,400	1.000%	06/20/23	2.379%	$(288,789)	$(71,157)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

NON-DELIVERABLE BOND FORWARD CONTRACTS*

Counterparty	Notional Amount (000s)		Referenced Obligation	Settlement Date	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.	COP	4,292,500	Titulos de Tesoreria 10.000% 07/24/24	01/17/14	$49,676
		5,471,100	Titulos de Tesoreria 10.000% 07/24/24	01/21/14	56,110
		5,491,400	Titulos de Tesoreria 10.000% 07/24/24	01/22/14	53,377

TOTAL					$159,163

*	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,372,158,567

Gross unrealized gain	22,291,647
Gross unrealized loss	(65,272,536)

Net unrealized security loss	$(42,980,889)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 92.6%
Aerospace – 0.5%
Silver II Borrower/Silver II US Holdings LLC (CCC+/Caa1)(a)
	$7,050,000	7.750%	12/15/20	$ 7,455,375
Spirit AeroSystems, Inc. (BB-/Ba3)
	5,000,000	6.750	12/15/20	5,375,000
TransDigm, Inc. (CCC+/Caa1)
	11,800,000	7.500	07/15/21	12,685,000

				25,515,375

Airlines – 0.5%
Air Canada (B+/B1)(a)
	13,550,000	6.750	10/01/19	14,193,625
Air Canada (BB/Ba3)(a)
	2,650,000	5.375	11/15/22	2,577,125
Continental Airlines, Inc. (B+/B1)
	4,900,000	6.125	04/29/18	5,132,750
United Continental Holdings, Inc. (B/B2)
	4,800,000	6.375	06/01/18	5,040,000

				26,943,500

Automotive – 0.2%
General Motors Financial Co., Inc. (BB-/Ba2)(a)
	5,400,000	4.750	08/15/17	5,737,500
	1,650,000	3.250	05/15/18	1,654,125
General Motors Liquidation Co. (NR/NR)(b)
	7,125,000	7.125	07/15/13	—
	2,000,000	7.700	04/15/16	—
	1,000,000	8.800	03/01/49	—
	14,500,000	8.375	07/15/49	—
LKQ Corp. (BB-/Ba3)(a)
	5,000,000	4.750	05/15/23	4,650,000

				12,041,625

Automotive Parts – 0.4%
Accuride Corp. (B-/B3)
	6,100,000	9.500	08/01/18	5,978,000
Schaeffler Holding Finance BV (B/B1)(a)(c)
	7,200,000	6.875	08/15/18	7,632,000
Stackpole International Intermediate Co. (B+/B2)(a)
	7,550,000	7.750	10/15/21	7,852,000

				21,462,000

Banks – 1.6%
Bank of Scotland Capital Funding LP (BB+/Ba2)(d)
GBP	4,695,000	6.059	12/31/49	7,871,868
Barclays Bank PLC (BBB-/Ba2)(d)
EUR	3,250,000	4.750	03/15/49	3,802,244
Barclays PLC (B+/NR)(d)
	$6,200,000	8.250	12/15/49	6,386,000
Citigroup, Inc. (BB+/Ba3)(d)
	14,000,000	5.900	12/31/49	13,055,000
Credit Suisse Group AG (BB-/NR)(a)(d)
	14,000,000	7.500	12/11/49	14,805,000
HBOS Capital Funding LP (BB+/NR)(d)
GBP	2,000,000	6.461	11/30/49	3,376,979
LBG Capital No.2 PLC (BBB-/NR)
	$9,000,000	7.875	03/19/20	9,708,750
Merrill Lynch & Co., Inc. (BBB+/Baa3)
	4,000,000	7.750	05/14/38	5,075,121
Royal Bank of Scotland Group PLC (BB+/Ba2)
	2,530,000	6.125	12/15/22	2,576,265
	8,470,000	6.100	06/10/23	8,648,546
Royal Bank of Scotland PLC (BBB-/NR)(d)
	8,850,000	9.500	03/16/22	10,361,403

				85,667,176

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Building Materials – 0.7%
Builders FirstSource, Inc. (B-/Caa2)(a)
	$5,200,000	7.625%	06/01/21	$ 5,434,000
Gibraltar Industries, Inc. (BB-/NR)
	7,000,000	6.250	02/01/21	7,227,500
Safway Group Holding LLC/Safway Finance Corp. (B/B3)(a)
	8,000,000	7.000	05/15/18	8,440,000
USG Corp. (BB-/B2)(a)
	5,250,000	9.750	08/01/14	5,473,125
Zachry Holdings, Inc. (B+/B2)(a)
	10,000,000	7.500	02/01/20	10,450,000

				37,024,625

Capital Goods – 0.4%
Dynacast International LLC/Dynacast Finance, Inc. (B/B2)
	11,350,000	9.250	07/15/19	12,485,000
Servus Luxembourg Holding SCA (B/B2)(a)
EUR	7,700,000	7.750	06/15/18	11,113,737

				23,598,737

Chemicals – 2.8%
Ashland, Inc. (BB/Ba1)
	$6,450,000	3.875	04/15/18	6,522,562
	3,000,000	4.750	08/15/22	2,857,500
Eagle Spinco, Inc. (BB/Ba3)(a)
	15,000,000	4.625	02/15/21	14,775,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
	25,000,000	8.875	02/01/18	25,968,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/NR)
	14,000,000	9.000	11/15/20	13,930,000
Huntsman International LLC (B+/B1)
	4,150,000	4.875	11/15/20	4,082,563
Huntsman International LLC (B+/B2)
	4,000,000	8.625	03/15/21	4,520,000
Kraton Polymers LLC/Kraton Polymers Capital Corp. (B/B1)
	10,000,000	6.750	03/01/19	10,537,500
Omnova Solutions, Inc. (B-/B2)
	10,000,000	7.875	11/01/18	10,750,000
PQ Corp. (B-/Caa1)(a)
	15,700,000	8.750	05/01/18	17,113,000
Rockwood Specialties Group, Inc. (BB+/Ba1)
	8,825,000	4.625	10/15/20	9,012,531
SPCM SA (NR/NR)(a)
	4,900,000	6.000	01/15/22	5,139,437
US Coatings Acquisition, Inc./Flash Dutch 2 BV (B-/Caa1)(a)
	22,200,000	7.375	05/01/21	23,670,750

				148,879,593

Conglomerates – 0.3%
Park-Ohio Industries, Inc. (B-/B3)
	15,250,000	8.125	04/01/21	16,851,250

Construction Machinery – 1.1%
Cleaver-Brooks, Inc. (B/B2)(a)
	5,150,000	8.750	12/15/19	5,587,750
Dematic SA/DH Services Luxembourg Sarl (CCC+/Caa1)(a)
	14,000,000	7.750	12/15/20	14,875,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Construction Machinery – (continued)
Mcron Finance Sub LLC (B/B1)(a)
$5,700,000	8.375%		05/15/19	$ 6,355,500
Milacron LLC/Mcron Finance Corp. (B-/Caa1)(a)
11,215,000	7.750		02/15/21	11,747,713
The Manitowoc Co., Inc. (B+/B2)
5,200,000	9.500		02/15/18	5,486,000
6,200,000	8.500		11/01/20	7,006,000
8,000,000	5.875		10/15/22	8,080,000

				59,137,963

Consumer Products - Household & Leisure – 2.0%
Affinion Group, Inc. (CCC-/Caa2)
9,000,000	7.875		12/15/18	8,100,000
Alphabet Holding Co., Inc. (B-/Caa1)(c)
20,000,000	7.750		11/01/17	20,625,000
Armored Autogroup, Inc. (CCC/Caa2)
2,850,000	9.250		11/01/18	2,743,125
Elizabeth Arden, Inc. (BB-/B1)
5,000,000	7.375		03/15/21	5,425,000
First Quality Finance Co., Inc. (BB-/B2)(a)
5,000,000	4.625		05/15/21	4,700,000
Radio Systems Corp. (B/B3)(a)
11,950,000	8.375		11/01/19	13,115,125
Serta Simmons Holdings LLC (CCC+/Caa1)(a)
15,150,000	8.125		10/01/20	16,437,750
SIWF Merger Sub, Inc./Springs Industries, Inc. (B/B2)(a)
5,000,000	6.250		06/01/21	5,050,000
Spectrum Brands Escrow Corp. (B/B3)(a)
3,750,000	6.375		11/15/20	4,003,125
4,000,000	6.625		11/15/22	4,250,000
The Sun Products Corp. (CCC/Caa1)(a)
19,100,000	7.750		03/15/21	16,473,750
Visant Corp. (CCC+/Caa2)
9,000,000	10.000		10/01/17	8,707,500

				109,630,375

Consumer Products - Industrial – 1.5%
HD Supply, Inc. (B+/B1)
3,500,000	8.125		04/15/19	3,898,125
HD Supply, Inc. (CCC+/B3)
15,750,000	11.000		04/15/20	18,663,750
HD Supply, Inc. (CCC+/Caa2)
30,922,000	7.500		07/15/20	33,318,455
22,000,000	11.500		07/15/20	26,262,500

				82,142,830

Consumer Products - Non Durable – 1.3%
APX Group, Inc. (B/Ba3)
14,000,000	6.375		12/01/19	14,175,000
APX Group, Inc. (NR/Caa1)(a)
5,400,000	8.750		12/01/20	5,508,000
Constellation Brands, Inc. (BB+/Ba1)
4,500,000	8.375		12/15/14	4,792,500
9,443,000	7.250		05/15/17	10,953,880
3,000,000	3.750		05/01/21	2,835,000
7,700,000	4.250		05/01/23	7,161,000
Prestige Brands, Inc. (B+/B2)
2,700,000	8.125		02/01/20	3,024,000
6,900,000	5.375	(a)	12/15/21	6,951,750
Sally Holdings LLC (BB+/Ba2)
14,000,000	5.750		06/01/22	14,490,000

				69,891,130

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Defense(a) – 0.1%
ADS Tactical, Inc. (B-/Caa1)
$6,482,000	11.000%		04/01/18	$ 6,028,260

Emerging Markets(a) – 0.5%
Digicel Group Ltd. (NR/Caa1)
5,500,000	10.500		04/15/18	5,885,000
11,800,000	8.250		09/30/20	12,272,000
Digicel Ltd. (NR/B1)
8,000,000	7.000		02/15/20	8,080,000

				26,237,000

Energy - Coal – 0.6%
Arch Coal, Inc. (CCC+/B3)(a)
2,050,000	8.000		01/15/19	2,044,875
Arch Coal, Inc. (CCC+/Caa1)
6,000,000	7.000		06/15/19	4,770,000
7,950,000	9.875		06/15/19	7,095,375
Peabody Energy Corp. (BB/Ba2)
13,000,000	6.000		11/15/18	13,877,500
Peabody Energy Corp. (B/B1)
7,250,000	4.750		12/15/66	5,721,214

				33,508,964

Energy - Exploration & Production – 9.8%
Antero Resources Finance Corp. (BB-/B1)(a)
8,550,000	5.375		11/01/21	8,656,875
Athlon Holdings LP/Athlon Finance Corp. (CCC+/Caa1)(a)
18,000,000	7.375		04/15/21	18,900,000
Aurora USA Oil & Gas, Inc. (CCC+/Caa1)(a)
17,150,000	7.500		04/01/20	17,664,500
Berry Petroleum Co. (BB-/B1)
12,500,000	6.375		09/15/22	12,718,750
Chaparral Energy, Inc. (B-/B3)
7,000,000	9.875		10/01/20	7,901,250
6,400,000	8.250		09/01/21	6,944,000
10,000,000	7.625		11/15/22	10,700,000
Chesapeake Energy Corp. (BB-/Ba3)(e)
17,050,000	2.500		05/15/17	17,287,847
850,000	2.250		12/15/18	790,984
Concho Resources, Inc. (BB+/Ba3)
760,000	7.000		01/15/21	836,000
4,650,000	6.500		01/15/22	5,022,000
6,150,000	5.500		10/01/22	6,326,812
12,550,000	5.500		04/01/23	12,895,125
Continental Resources, Inc. (BBB-/Baa3)
8,850,000	5.000		09/15/22	9,192,937
CrownRock LP/CrownRock Finance, Inc. (CCC+/Caa1)(a)
16,000,000	7.125		04/15/21	16,560,000
Diamondback Energy, Inc. (CCC+/Caa1)(a)
6,250,000	7.625		10/01/21	6,593,750
Gulfmark Offshore, Inc. (BB-/B1)
9,250,000	6.375		03/15/22	9,319,375
Halcon Resources Corp. (CCC+/Caa1)
2,100,000	9.750	(a)	07/15/20	2,189,250
17,000,000	9.750		07/15/20	17,722,500
23,150,000	8.875		05/15/21	23,381,500
Kodiak Oil & Gas Corp. (B/B3)
14,550,000	8.125		12/01/19	16,114,125
8,900,000	5.500		01/15/21	8,855,500
3,300,000	5.500		02/01/22	3,283,500
Laredo Petroleum, Inc. (B-/B3)
15,850,000	9.500		02/15/19	17,712,375
3,389,000	7.375		05/01/22	3,689,774

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Linn Energy LLC/Linn Energy Finance Corp. (B+/B1)
$9,850,000	7.000	%(a)	11/01/19	$ 9,936,187
2,850,000	7.750		02/01/21	3,013,875
Magnum Hunter Resources Corp. (CCC/NR)
27,006,000	9.750		05/15/20	29,166,480
MEG Energy Corp. (BB/B1)(a)
8,250,000	6.500		03/15/21	8,683,125
27,350,000	6.375		01/30/23	27,555,125
12,850,000	7.000		03/31/24	13,010,625
Memorial Production Partners LP/Memorial Production Finance Corp. (B-/Caa1)
5,000,000	7.625	(a)	05/01/21	5,137,500
14,000,000	7.625		05/01/21	14,385,000
Oasis Petroleum, Inc. (B/B3)(a)
9,250,000	6.875		03/15/22	9,828,125
Offshore Drilling Holding SA (BB/NR)(a)
14,000,000	8.375		09/20/20	14,916,926
QEP Resources, Inc. (BB+/Ba1)
11,700,000	5.250		05/01/23	10,910,250
Resolute Energy Corp. (B-/B3)
12,600,000	8.500		05/01/20	13,293,000
Rosetta Resources, Inc. (BB-/B2)
7,300,000	5.625		05/01/21	7,281,750
Samson Investment Co. (CCC+/B3)(a)
20,100,000	10.500		02/15/20	21,909,000
SandRidge Energy, Inc. (B-/B2)
2,900,000	8.750		01/15/20	3,132,000
5,450,000	7.500		03/15/21	5,702,063
3,700,000	8.125		10/15/22	3,931,250
4,000,000	7.500		02/15/23	4,050,000
Seven Generations Energy Ltd. (CCC/Caa1)(a)
4,350,000	8.250		05/15/20	4,698,000
SM Energy Co. (BB-/Ba3)
6,050,000	6.500		11/15/21	6,413,000
20,000,000	5.000	(a)	01/15/24	19,100,000
Vanguard Natural Resourses LLC/VNR Finance Corp. (B/B3)
18,000,000	7.875		04/01/20	18,900,000
Whiting Petroleum Corp. (BB+/Ba2)
12,300,000	5.750		03/15/21	12,853,500

				529,065,510

Energy - Services – 1.5%
Atwood Oceanics, Inc. (BB/Ba3)
10,850,000	6.500		02/01/20	11,595,937
Bristow Group, Inc. (BB-/Ba3)
4,450,000	6.250		10/15/22	4,694,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (BB/B1)(a)
4,900,000	6.125		03/01/22	5,034,750
CVR Refining LLC/Coffeyville Finance, Inc. (B+/B2)
9,000,000	6.500		11/01/22	8,910,000
Offshore Group Investment Ltd. (B-/B3)
7,000,000	7.500		11/01/19	7,596,061
3,850,000	7.125		04/01/23	3,960,335
Seadrill Ltd. (NR/NR)(a)
18,200,000	6.125		09/15/20	18,154,500
Trinidad Drilling Ltd. (BB/B1)(a)
18,478,000	7.875		01/15/19	19,668,178

				79,614,511

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Entertainment & Leisure – 0.5%
AMC Entertainment, Inc. (CCC+/Caa1)
$5,000,000	9.750%	12/01/20	$ 5,725,000
Carmike Cinemas, Inc. (B/B2)
$7,650,000	7.375%	05/15/19	$8,300,250
Six Flags Entertainment Corp. (BB-/B3)(a)
11,000,000	5.250	01/15/21	10,835,000
Viking Cruises Ltd. (B+/B3)(a)
3,200,000	8.500	10/15/22	3,608,000

			28,468,250

Environmental – 0.7%
ADS Waste Holdings, Inc. (CCC+/Caa1)
21,000,000	8.250	10/01/20	22,758,750
Casella Waste Systems, Inc. (CCC/Caa1)
15,500,000	7.750	02/15/19	15,887,500

			38,646,250

Finance – 6.8%
Aircastle Ltd. (BB+/Ba3)
5,600,000	4.625	12/15/18	5,614,000
8,000,000	6.250	12/01/19	8,560,000
Ally Financial, Inc. (BB/B1)
30,000,000	6.250	12/01/17	33,525,000
5,250,000	8.000	03/15/20	6,273,750
16,000,000	8.000	11/01/31	19,120,000
CIT Group, Inc. (BB-/Ba3)
13,200,000	5.000	05/15/17	14,124,000
9,950,000	5.250	03/15/18	10,671,375
25,000,000	5.500 (a)	02/15/19	26,937,500
2,000,000	5.000	08/15/22	1,955,000
Harbinger Group, Inc. (B/B3)(a)
16,000,000	7.875	07/15/19	17,160,000
International Lease Finance Corp. (BBB-/Ba3)
12,125,000	8.625	09/15/15	13,489,062
15,000,000	5.750	05/15/16	16,087,500
3,000,000	5.875	04/01/19	3,210,000
5,000,000	8.750	03/15/17	5,875,000
International Lease Finance Corp. (BBB-/Ba2)(a)
1,000,000	6.750	09/01/16	1,117,500
4,900,000	7.125	09/01/18	5,684,000
Jefferies Finance LLC/JFIN Co-Issuer Corp. (B+/B1)(a)
12,000,000	7.375	04/01/20	12,420,000
Jefferies LoanCore LLC/JLC Finance Corp. (B/B2)(a)
8,000,000	6.875	06/01/20	7,860,000
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)
7,700,000	6.500	08/01/18	7,825,125
5,200,000	7.875	10/01/20	5,408,000
14,450,000	6.500	07/01/21	13,727,500
Nuveen Investments, Inc. (CCC/Caa2)(a)
5,350,000	9.125	10/15/17	5,376,750
Provident Funding Associates LP/PFG Finance Corp. (B+/Ba3)(a)
4,725,000	10.125	02/15/19	5,138,437
4,000,000	6.750	06/15/21	3,970,000
RBS Capital Trust I (BB/B1)(d)
6,375,000	2.112	12/29/49	5,984,531
RBS Capital Trust III (BB/B1)(d)
7,000,000	5.512	09/29/49	6,790,000
Rialto Holdings LLC/Rialto Corp. (B/B2)(a)
11,300,000	7.000	12/01/18	11,413,000
SLM Corp. (BBB-/Ba1)
7,000,000	8.450	06/15/18	8,176,392
15,900,000	5.500	01/15/19	16,473,241
10,000,000	4.875	06/17/19	9,965,996
12,000,000	8.000	03/25/20	13,536,583
1,000,000	5.625	08/01/33	831,891

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Finance – (continued)
Speedy Cash, Inc. (B/Caa1)(a)
	$13,500,000	10.750%		05/15/18	$ 14,208,750
Studio City Finance Ltd. (B-/B3)(a)
	15,750,000	8.500		12/01/20	17,561,250
Synovus Financial Corp. (BB-/B1)
	4,650,000	7.875		02/15/19	5,231,250
Walter Investment Management Corp. (B/B3)(a)
	7,950,000	7.875		12/15/21	8,029,500

					369,331,883

Food – 2.1%
B&G Foods, Inc. (BB-/B1)
	9,000,000	4.625		06/01/21	8,617,500
Bumble Bee Acquisition Corp. (B/B3)(a)
	5,652,000	9.000		12/15/17	6,160,680
Bumble Bee Holdco SCA (CCC+/Caa2)(a)(c)
	10,375,000	9.625		03/15/18	10,945,625
Chiquita Brands International, Inc./Chiquita Brands LLC (B/B1)(a)
	10,850,000	7.875		02/01/21	11,690,875
Del Monte Corp. (CCC+/Caa1)
	16,800,000	7.625		02/15/19	17,472,000
Post Holdings, Inc. (B/B1)
	12,000,000	6.750	(a)	12/01/21	12,360,000
	5,600,000	7.375		02/15/22	5,992,000
	2,050,000	7.375	(a)	02/15/22	2,193,500
Shearer’s Foods LLC/Chip Finance Corp. (B/B3)(a)
	6,050,000	9.000		11/01/19	6,382,750
US Foods, Inc. (CCC+/Caa2)
	23,500,000	8.500		06/30/19	25,703,125
Wells Enterprises, Inc. (B+/B3)(a)
	8,550,000	6.750		02/01/20	8,721,000

					116,239,055

Gaming – 5.3%
Caesars Entertainment Operating Co., Inc. (B-/B3)
	14,700,000	11.250		06/01/17	14,994,000
	41,050,000	9.000		02/15/20	39,818,500
Caesars Entertainment Operating Co., Inc. (CCC-/Caa3)
	7,050,000	12.750		04/15/18	4,018,500
Caesars Entertainment Operating Co., Inc. (CCC-/NR)
	19,000,000	10.000		12/15/18	9,167,500
CCM Merger, Inc. (CCC+/Caa2)(a)
	12,150,000	9.125		05/01/19	12,727,125
Churchill Downs, Inc. (BB/B1)(a)
	7,157,000	5.375		12/15/21	7,282,248
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/Caa1)(a)
	13,000,000	10.500		07/01/19	13,130,000
Gala Electric Casinos PLC (CCC+/Caa2)
GBP	1,000,000	11.500		06/01/19	1,804,985
Gala Group Finance PLC (B+/B2)
	3,400,000	8.875		09/01/18	6,073,610
GLP Capital LP/GLP Financing II, Inc. (BBB-/Ba1)(a)
	$15,000,000	4.875		11/01/20	15,000,000
	15,000,000	5.375		11/01/23	14,700,000
Graton Economic Development Authority (B/B3)(a)
	7,000,000	9.625		09/01/19	8,111,250
Marina District Finance Co., Inc. (B+/B2)
	5,000,000	9.875		08/15/18	5,406,250
MGM Resorts International (B+/B3)
	15,000,000	6.875		04/01/16	16,425,000
	10,000,000	10.000		11/01/16	12,000,000
	3,650,000	7.625		01/15/17	4,133,625
	24,750,000	6.750		10/01/20	26,668,125
	25,000,000	6.625		12/15/21	26,343,750
	11,650,000	7.750		03/15/22	12,960,625

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Gaming – (continued)
Mohegan Tribal Gaming Authority (CCC/NR)(a)
	$1,555,000	11.000%		09/15/18	$ 1,562,775
Mohegan Tribal Gaming Authority (CCC/B3)(a)
	5,500,000	9.750		09/01/21	5,926,250
River Cree Enterprises LP (B-/NR)(a)
CAD	7,200,000	11.000		01/20/21	7,032,243
Seminole Hard Rock Entertainment, Inc. (BB-/B2)(a)
	$10,400,000	5.875		05/15/21	10,192,000
Snoqualmie Entertainment Authority (B/Caa1)(a)
	9,913,000	9.125		02/01/15	9,776,696

					285,255,057

Health Care - Medical Products – 1.1%
DJO Finance LLC/DJO Finance Corp. (CCC/Caa2)
	5,000,000	9.750		10/15/17	5,087,500
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)
	7,150,000	7.750		04/15/18	7,275,125
	13,000,000	9.875		04/15/18	14,007,500
Fresenius Medical Care US Finance, Inc. (BB+/Ba2)
	4,100,000	6.875		07/15/17	4,619,404
	5,000,000	6.500	(a)	09/15/18	5,650,000
	10,950,000	5.625	(a)	07/31/19	11,826,000
	4,550,000	5.750	(a)	02/15/21	4,811,625
	6,005,000	5.875	(a)	01/31/22	6,335,275

					59,612,429

Health Care - Pharmaceuticals(a) – 0.9%
Salix Pharmaceuticals Ltd. (B/B2)
	2,400,000	6.000		01/15/21	2,460,000
Valeant Pharmaceuticals International, Inc. (B/B1)
	8,150,000	6.875		12/01/18	8,710,313
	27,000,000	6.375		10/15/20	28,451,250
	8,000,000	5.625		12/01/21	8,080,000
	50,000	7.250		07/15/22	53,750

					47,755,313

Health Care - Services – 4.3%
CHS/Community Health Systems, Inc. (BB/Ba2)
	20,000,000	5.125		08/15/18	20,700,000
HCA Holdings, Inc. (B-/B3)
	4,750,000	6.250		02/15/21	4,987,500
HCA, Inc. (BB/Ba3)
	44,000,000	6.500		02/15/20	48,345,000
	28,150,000	7.250		09/15/20	30,683,500
HCA, Inc. (B-/B3)
	35,000,000	7.500		02/15/22	38,500,000
Health Management Associates, Inc. (B-/B3)
	9,000,000	7.375		01/15/20	10,091,250
LifePoint Hospitals, Inc. (BB-/Ba1)(a)
	13,000,000	5.500		12/01/21	13,130,000
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba1)
	25,000,000	6.875		05/01/21	26,750,000
	14,200,000	6.375		02/15/22	14,697,000
Radiation Therapy Services, Inc. (CCC/Caa2)
	10,725,000	9.875		04/15/17	9,384,375
Tenet Healthcare Corp. (B+/Ba3)
	12,000,000	6.250		11/01/18	13,320,000

					230,588,625

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Home Construction – 3.2%
Ashton Woods USA LLC/Ashton Woods Finance Co. (B-/Caa1)(a)
$10,197,000	6.875%		02/15/21	$ 10,095,030
Beazer Homes USA, Inc. (B/B2)
4,500,000	6.625		04/15/18	4,826,250
Beazer Homes USA, Inc. (CCC/Caa2)
6,350,000	9.125		06/15/18	6,778,625
4,300,000	7.500	(a)	09/15/21	4,429,000
2,200,000	7.250		02/01/23	2,183,500
Brookfield Residential Properties, Inc. (BB-/B2)(a)
17,000,000	6.500		12/15/20	17,595,000
10,150,000	6.125		07/01/22	10,211,956
CPG Merger Sub LLC (CCC+/Caa2)(a)
5,700,000	8.000		10/01/21	5,956,500
D.R. Horton, Inc. (BB/Ba2)
8,000,000	3.625		02/15/18	8,120,000
5,000,000	4.750		02/15/23	4,750,000
Lennar Corp. (BB-/Ba3)
12,000,000	4.750		11/15/22	11,130,000
Meritage Homes Corp. (B+/B1)
7,501,000	7.150		04/15/20	8,101,080
12,000,000	7.000		04/01/22	12,690,000
Ryland Group Co. (BB-/B1)
8,000,000	5.375		10/01/22	7,640,000
Standard Pacific Corp. (B+/B2)
10,000,000	6.250		12/15/21	10,400,000
The Ryland Group, Inc. (BB-/B1)
6,000,000	0.250		06/01/19	5,580,288
Toll Brothers Finance Corp. (BB+/Ba1)
5,000,000	5.875		02/15/22	5,162,500
5,850,000	4.375		04/15/23	5,440,500
Weekley Homes LLC/Weekley Finance Corp. (BB-/B2)(a)
8,200,000	6.000		02/01/23	7,913,000
William Lyon Homes, Inc. (B-/B3)
15,950,000	8.500		11/15/20	17,305,750
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. (B/Caa1)(a)
5,600,000	6.750		12/15/21	5,600,000

				171,908,979

Life Insurance(a) – 0.1%
Fidelity & Guaranty Life Holdings, Inc. (BB-/B1)
3,700,000	6.375		04/01/21	3,866,500

Lodging – 0.4%
Felcor Lodging LP (B-/B2)
7,300,000	5.625		03/01/23	7,135,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (B/B3)(a)
8,050,000	5.625		10/15/21	8,351,875
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(a)(c)
5,547,500	10.625		05/01/19	5,686,188

				21,173,813

Machinery – 0.4%
Constellation Enterprises LLC (B/B3)(a)
10,370,000	10.625		02/01/16	8,970,050
Dresser-Rand Group, Inc. (B+/Ba3)
10,000,000	6.500		05/01/21	10,650,000

				19,620,050

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Broadcasting & Radio – 2.6%
Clear Channel Communications, Inc. (CCC-/Ca)(c)
	$6,609,035	11.000%		08/01/16	$ 6,675,125
Clear Channel Communications, Inc. (CCC+/Caa1)
	11,000,000	9.000		12/15/19	11,247,500
Entercom Radio LLC (B-/Caa1)
	13,000,000	10.500		12/01/19	14,787,500
Gannett Co., Inc. (BB/Ba1)(a)
	18,300,000	5.125		07/15/20	18,528,750
Gray Television, Inc. (B+/Caa1)
	9,850,000	7.500		10/01/20	10,441,000
Nexstar Broadcasting, Inc. (B/NR)
	14,650,000	6.875		11/15/20	15,657,188
Sirius XM Radio, Inc. (BB/B1)(a)
	5,750,000	5.875		10/01/20	5,879,375
	13,500,000	5.750		08/01/21	13,635,000
Univision Communications, Inc. (B+/B2)(a)
	9,000,000	6.875		05/15/19	9,652,500
	1,100,000	7.875		11/01/20	1,215,500
	18,250,000	6.750		09/15/22	20,029,375
	3,000,000	5.125		05/15/23	2,996,250
Univision Communications, Inc. (CCC+/Caa2)(a)
	10,000,000	8.500		05/15/21	11,050,000

					141,795,063

Media - Cable – 3.7%
Adelphia Communications Corp. (NR/NR)
	2,000,000	10.250		06/15/49	14,000
Cablevision Systems Corp. (B+/B1)
	10,000,000	7.750		04/15/18	11,162,500
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
	5,500,000	7.375		06/01/20	5,953,750
	10,000,000	6.500		04/30/21	10,300,000
	12,150,000	6.625		01/31/22	12,514,500
	15,000,000	5.750	(a)	09/01/23	14,212,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B-/B3)(a)
	21,400,000	5.125		12/15/21	20,169,500
CSC Holdings LLC (BB+/Ba3)
	1,561,000	7.875		02/15/18	1,787,345
	5,100,000	8.625		02/15/19	5,967,000
	7,650,000	6.750		11/15/21	8,262,000
DISH DBS Corp. (BB-/Ba3)
	9,850,000	7.125		02/01/16	10,908,875
	5,400,000	4.250		04/01/18	5,494,500
	800,000	7.875		09/01/19	914,000
	25,000,000	6.750		06/01/21	26,468,750
Harron Communications LP/Harron Finance Corp. (B-/Caa1)(a)
	9,230,000	9.125		04/01/20	10,233,762
Lynx I Corp. (NR/NR)(a)
	6,050,000	5.375		04/15/21	6,065,125
Lynx II Corp. (NR/NR)(a)
	4,000,000	6.375		04/15/23	4,070,000
Midcontinent Communications & Midcontinent Finance Corp. (B-/B3)(a)
	7,500,000	6.250		08/01/21	7,575,000
UPC Holding BV (B/B2)
EUR	5,000,000	8.375		08/15/20	7,566,622
	10,900,000	6.375		09/15/22	15,284,679
CHF	12,350,000	6.750	(a)	03/15/23	14,161,832

					199,086,240

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Diversified – 0.1%
Videotron Ltd. (BB/Ba2)
	$8,450,000	5.000%		07/15/22	$ 8,259,875

Media - Non Cable(a) – 0.5%
Griffey Intermediate, Inc./Griffey Finance Sub LLC (CCC+/Caa2)
	23,000,000	7.000		10/15/20	18,170,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance (NR/B2)
	5,800,000	9.750		04/01/21	6,394,500

					24,564,500

Metals – 0.9%
AK Steel Corp. (B-/Caa1)
	6,000,000	7.625		05/15/20	5,985,000
	4,250,000	8.375		04/01/22	4,281,875
ArcelorMittal (BB+/Ba1)
	4,500,000	6.000		03/01/21	4,738,254
	10,950,000	6.750		02/25/22	11,922,721
JW Aluminum Co. (NR/NR)(a)
	4,000,000	11.500		11/15/17	4,000,000
Noranda Aluminum Acquisition Corp. (CCC+/Caa1)(a)
	4,300,000	11.000		06/01/19	3,655,000
Steel Dynamics, Inc. (BB+/Ba2)
	4,050,000	6.125		08/15/19	4,374,000
	3,350,000	6.375		08/15/22	3,618,000
	8,650,000	5.250		04/15/23	8,628,375

					51,203,225

Mining(a) – 0.9%
FMG Resources (August 2006) Pty Ltd. (BB-/Ba3)
	1,673,000	7.000		11/01/15	1,735,738
	4,650,000	6.375		02/01/16	4,812,750
	13,950,000	6.000		04/01/17	14,760,495
	3,650,000	6.875		02/01/18	3,846,370
Inmet Mining Corp. (B+/B1)
	7,000,000	8.750		06/01/20	7,595,000
Magnetation LLC/Mag Finance Corp. (B-/B3)
	10,000,000	11.000		05/15/18	10,900,000
New Gold, Inc. (BB-/B2)
	1,098,000	7.000		04/15/20	1,119,960
	4,700,000	6.250		11/15/22	4,535,500

					49,305,813

Packaging – 2.7%
ARD Finance SA (CCC+/Caa2)(a)(c)
	941,063	11.125		06/01/18	1,002,232
Ardagh Glass Finance PLC (CCC+/Caa1)
EUR	6,000,000	8.750		02/01/20	8,749,448
Ardagh Packaging Finance PLC (CCC+/Caa1)
	$11,375,000	9.125	(a)	10/15/20	12,427,187
EUR	1,900,000	9.250		10/15/20	2,842,539
	$1,800,000	7.000	(a)	11/15/20	1,809,000
Ardagh Packaging Finance PLC (B+/Ba3)(a)
	1,600,000	4.875		11/15/22	1,584,000
BOE Merger Corp. (CCC+/Caa2)(a)(c)
	7,000,000	9.500		11/01/17	7,437,500
Reynolds Group Issuer, Inc. (CCC+/Caa2)
	30,000,000	9.000		04/15/19	32,100,000
	11,300,000	9.875		08/15/19	12,528,875
	25,000,000	8.250		02/15/21	26,562,500
Reynolds Group Issuer, Inc. (B+/B1)
	10,200,000	7.875		08/15/19	11,296,500
	9,100,000	5.750		10/15/20	9,282,000
	1,625,000	6.875		02/15/21	1,755,000
Sealed Air Corp. (BB/B1)(a)
	8,900,000	6.500		12/01/20	9,545,250
	5,450,000	8.375		09/15/21	6,192,563

					145,114,594

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Paper – 0.4%
Clearwater Paper Corp. (BB/Ba2)
	$8,014,000	7.125%		11/01/18	$ 8,615,050
Sappi Papier Holding GmbH (BB/Ba2)(a)
	10,000,000	7.750		07/15/17	10,887,500
Stone Container Finance Co. of Canada II (NR/WR)(b)
	2,250,000	7.375		07/15/14	—

					19,502,550

Printing – 0.5%
Checkout Holding Corp. (CCC+/Caa1)(a)(f)
	7,000,000	0.000		11/15/15	5,775,000
Logo Merger Sub Corp. (CCC+/Caa1)(a)
	12,950,000	8.375		10/15/20	13,338,500
RR Donnelley & Sons Co. (BB-/Ba3)
	5,650,000	7.875		03/15/21	6,271,500

					25,385,000

Publishing – 0.5%
ProQuest LLC/ProQuest Notes Co. (B/Caa1)(a)
	18,800,000	9.000		10/15/18	19,458,000
The Nielsen Co Luxembourg SARL (BB/B2)(a)
	6,400,000	5.500		10/01/21	6,528,000
Truvo Subsidiary Corp. (NR/WR)(b)
EUR	16,750,000	8.500		12/01/14	806,504

					26,792,504

Real Estate – 0.5%
CB Richard Ellis Services, Inc. (B+/Ba1)
	$5,000,000	5.000		03/15/23	4,787,500
DuPont Fabros Technology LP (BB/Ba1)
	14,000,000	5.875		09/15/21	14,420,000
Starwood Property Trust, Inc. (BB-/NR)
	8,000,000	4.550		03/01/18	8,830,400

					28,037,900

Retailers – 2.7%
American Apparel, Inc. (B-/Caa2)(a)
	12,400,000	13.000		04/15/20	11,470,000
Best Buy Co., Inc. (BB/Baa2)
	11,000,000	5.000		08/01/18	11,522,500
Burlington Coat Factory Warehouse Corp. (CCC+/B3)
	12,000,000	10.000		02/15/19	13,470,000
Burlington Holdings LLC/Burlington Holding Finance, Inc. (CCC+/Caa1)(a)(c)
	1,832,000	9.000		02/15/18	1,873,220
Claire’s Stores, Inc. (CCC/Caa2)
	13,000,000	8.875		03/15/19	13,325,000
	18,300,000	7.750	(a)	06/01/20	16,973,250
Claire’s Stores, Inc. (B-/B2)(a)
	5,150,000	6.125		03/15/20	4,931,125
Jo-Ann Stores, Inc. (CCC+/Caa1)(a)
	4,000,000	8.125		03/15/19	4,170,000
L Brands, Inc. (BB+/Ba1)
	7,050,000	5.625		02/15/22	7,208,625
Limited Brands, Inc. (BB+/Ba1)
	14,337,000	6.625		04/01/21	15,699,015
Neiman Marcus Group Ltd., Inc. (CCC+/Caa2)(a)
	21,000,000	8.000		10/15/21	21,892,500
	16,000,000	8.750	(c)	10/15/21	16,760,000
The William Carter Co. (BB+/Ba2)(a)
	8,000,000	5.250		08/15/21	8,100,000

					147,395,235

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers - Food & Drug – 0.9%
BI-LO LLC/BI-LO Finance Corp. (CCC+/Caa1)(a)(c)
	$6,250,000	8.625%		09/15/18	$ 6,515,625
Rite Aid Corp. (BB-/B1)
	1,250,000	8.000		08/15/20	1,403,125
Rite Aid Corp. (CCC+/Caa2)
	35,050,000	6.750		06/15/21	36,714,875
The Pantry, Inc. (B+/Caa1)
	6,100,000	8.375		08/01/20	6,481,250

					51,114,875

Services Cyclical - Business Services – 1.4%
CoreLogic, Inc. (B+/B1)
	15,000,000	7.250		06/01/21	16,275,000
Sabre, Inc. (B/B1)(a)
	18,950,000	8.500		05/15/19	20,939,750
Sitel LLC/Sitel Finance Corp. (B/B2)(a)
	5,000,000	11.000		08/01/17	5,337,500
Sitel LLC/Sitel Finance Corp. (B-/Caa2)
	11,225,000	11.500		04/01/18	9,878,000
SPL Logistics Escrow LLC (B/B2)(a)
	15,000,000	8.875		08/01/20	15,975,000
WEX, Inc. (BB/Ba3)(a)
	8,900,000	4.750		02/01/23	8,121,250

					76,526,500

Services Cyclical - Rental Equipment – 2.3%
Ahern Rentals, Inc. (B/Caa1)(a)
	8,000,000	9.500		06/15/18	8,660,000
Algeco Scotsman Global Finance PLC (B/B1)(a)
	30,000,000	8.500		10/15/18	32,388,000
Algeco Scotsman Global Finance PLC (CCC+/B3)(a)
	21,000,000	10.750		10/15/19	22,155,000
Europcar Groupe SA (B-/Caa1)
EUR	4,000,000	11.500	(a)	05/15/17	6,417,638
	1,000,000	11.500		05/15/17	1,604,409
HDTFS, Inc. (B/B2)
	$7,900,000	6.250		10/15/22	8,146,875
NESCO LLC (B-/Caa1)(a)
	13,500,000	11.750		04/15/17	15,187,500
The Hertz Corp. (B/B2)
	3,400,000	5.875		10/15/20	3,519,000
United Rentals North America, Inc. (BB-/B2)
	11,600,000	7.375		05/15/20	12,861,500
	5,000,000	7.625		04/15/22	5,556,250
	5,800,000	6.125		06/15/23	5,887,000

					122,383,172

Technology - Hardware – 1.6%
Alcatel-Lucent USA, Inc. (CCC+/B3)(a)
	4,000,000	8.875		01/01/20	4,470,000
	12,000,000	6.750		11/15/20	12,450,000
Alcatel-Lucent USA, Inc. (CCC+/WR)
	11,000,000	6.450		03/15/29	9,762,500
Ancestry.com, Inc. (CCC+/B3)
	9,200,000	11.000		12/15/20	10,672,000
CommScope Holding Co., Inc. (B/B3)(a)(c)
	6,500,000	6.625		06/01/20	6,760,000
EN Germany Holdings BV (CCC+/B3)
EUR	6,000,000	10.750		11/15/15	8,419,280

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – (continued)
Freescale Semiconductor, Inc. (B/B1)(a)
	$9,850,000	6.000%		01/15/22	$ 9,960,813
IAC/InterActiveCorp. (BB+/Ba1)
	2,700,000	4.750		12/15/22	2,517,750
NCR Corp. (BB/Ba3)
	600,000	4.625		02/15/21	576,000
	7,011,000	5.000		07/15/22	6,660,450
NCR Escrow Corp. (BB/Ba3)(a)
	7,500,000	6.375		12/15/23	7,650,000
NXP BV/NXP Funding LLC (B+/B3)(a)
	4,800,000	3.750		06/01/18	4,824,000

					84,722,793

Technology - Software/Services – 3.6%
Aspect Software, Inc. (CCC+/Caa2)
	7,500,000	10.625		05/15/17	7,556,250
BMC Software Finance, Inc. (B-/Caa1)(a)
	13,250,000	8.125		07/15/21	13,614,375
CyrusOne LP/CyrusOne Finance Corp. (B+/B2)
	9,450,000	6.375		11/15/22	9,780,750
Equinix, Inc. (BB/Ba3)
	5,750,000	4.875		04/01/20	5,721,250
	11,331,000	7.000		07/15/21	12,379,118
	11,750,000	5.375		04/01/23	11,456,250
First Data Corp. (B-/Caa1)
	36,350,000	8.250	(a)	01/15/21	38,531,000
	15,000,000	11.250	(a)	01/15/21	16,575,000
	11,500,000	12.625		01/15/21	13,483,750
	40,100,000	8.750	(a)(c)	01/15/22	42,806,750
Infor (US), Inc. (B-/Caa1)
EUR	5,000,000	10.000		04/01/19	7,703,916
Nuance Communications, Inc. (BB-/B1)(a)
	$12,900,000	5.375		08/15/20	12,513,000

					192,121,409

Telecommunications – 2.4%
Frontier Communications Corp. (BB-/Ba2)
	30,000,000	8.250		04/15/17	34,800,000
	3,200,000	8.125		10/01/18	3,664,000
	27,000,000	8.500		04/15/20	30,307,500
Level 3 Communications, Inc. (CCC+/Caa2)
	7,200,000	8.875		06/01/19	7,848,000
Level 3 Financing, Inc. (CCC+/B3)
	10,000,000	9.375		04/01/19	11,175,000
	5,700,000	8.125		07/01/19	6,241,500
	5,450,000	6.125	(a)	01/15/21	5,497,688
PAETEC Holding Corp. (NR/WR)
	6,800,000	9.875		12/01/18	7,599,000
Telefonica Celular del Paraguay SA (NR/Ba3)
	600,000	6.750		12/13/22	621,051
tw telecom holdings, Inc. (BB-/B1)
	4,500,000	5.375		10/01/22	4,410,000
Windstream Corp. (B/B1)
	6,325,000	7.875		11/01/17	7,242,125
	1,750,000	8.125		09/01/18	1,885,625
	5,050,000	7.750		10/15/20	5,365,625
	4,350,000	6.375		08/01/23	4,078,125

					130,735,239

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – 6.5%
Altice Financing SA (NR/NR)(a)
	$8,100,000	6.500%		01/15/22	$ 8,059,500
Altice Finco SA (NR/NR)(a)
	1,145,000	8.125		01/15/24	1,166,024
Crown Castle International Corp. (BB-/B1)
	7,850,000	5.250		01/15/23	7,673,375
Matterhorn Financing & CY SCA (CCC+/NR)(a)(c)
EUR	6,100,000	9.000		04/15/19	8,622,540
MetroPCS Wireless, Inc. (BB/Ba3)(a)
	$15,000,000	6.250		04/01/21	15,525,000
	1,050,000	6.625		04/01/23	1,081,500
SBA Telecommunications, Inc. (BB-/B1)
	7,400,000	5.750		07/15/20	7,696,000
Softbank Corp. (BB+/Ba1)(a)
	41,000,000	4.500		04/15/20	39,960,032
Sprint Capital Corp. (BB-/B1)
	16,400,000	6.900		05/01/19	17,937,500
	25,000,000	8.750		03/15/32	26,656,250
Sprint Communications, Inc. (BB+/Ba2)(a)
	15,450,000	9.000		11/15/18	18,578,625
	8,000,000	7.000		03/01/20	8,920,000
Sprint Communications, Inc. (BB-/B1)
	12,000,000	7.000		08/15/20	13,020,000
Sprint Corp. (BB-/B1)
	38,050,000	8.375		08/15/17	43,947,750
	19,000,000	7.250	(a)	09/15/21	20,401,250
	23,000,000	7.875	(a)	09/15/23	24,696,250
Sprint Nextel Corp. (BB-/B1)
	10,000,000	11.500		11/15/21	13,050,000
T-Mobile USA, Inc. (BB/Ba3)
	9,050,000	6.542		04/28/20	9,615,625
	2,600,000	6.633		04/28/21	2,717,000
	6,400,000	6.125		01/15/22	6,528,000
	6,250,000	6.731		04/28/22	6,500,000
	14,100,000	6.500		01/15/24	14,293,875
Wind Acquisition Finance SA (B+/B3)(a)
	10,000,000	11.750		07/15/17	10,637,500
Wind Acquisition Finance SA (BB/Ba3)(a)
	10,000,000	7.250		02/15/18	10,475,000
Wind Acquisition Holdings Finance SA (B/Caa1)(a)(c)
	11,000,000	12.250		07/15/17	11,605,000

					349,363,596

Telecommunications - Satellites – 1.7%
Intelsat Jackson Holdings SA (B+/B3)
	10,000,000	7.250		10/15/20	10,925,000
	10,100,000	7.500		04/01/21	11,110,000
	15,250,000	5.500	(a)	08/01/23	14,411,250
Intelsat Jackson Holdings SA (B-/Caa1)
	10,900,000	6.625		12/15/22	11,199,750
	4,000,000	6.625	(a)	12/15/22	4,090,000
Intelsat Luxembourg SA (B-/Caa2)(a)
	7,850,000	6.750		06/01/18	8,340,625
	16,950,000	7.750		06/01/21	18,178,875
	13,000,000	8.125		06/01/23	13,910,000

					92,165,500

Telecommunications-Wireless(a) – 0.4%
Mobile Challenger Intermediate Group SA (B-/NR)(c)
CHF	9,300,000	8.750		03/15/19	10,803,346
Sabine Pass Liquefaction LLC (BB+/Ba3)
	$11,000,000	6.250		03/15/22	10,917,500

					21,720,846

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Textiles & Apparel – 0.2%
Quiksilver, Inc. (B-/B3)
EUR	2,825,000	8.875%		12/15/17	$ 4,168,111
Quiksilver, Inc. (CCC+/B2)
	$6,550,000	7.875	(a)	08/01/18	7,106,750

					11,274,861

Tobacco – 0.4%
Alliance One International, Inc. (B-/Caa1)
	14,000,000	9.875		07/15/21	13,125,000
Vector Group Ltd. (B+/Ba3)
	9,100,000	7.750		02/15/21	9,623,250

					22,748,250

Transportation – 0.8%
Aguila 3 SA (B/B2)(a)
	24,750,000	7.875		01/31/18	26,235,000
Florida East Coast Holdings Corp. (CCC/Caa3)(c)
	3,000,186	10.500		08/01/17	3,105,193
Florida East Coast Railway Corp. (B-/B3)
	1,650,000	8.125		02/01/17	1,724,250
Watco Cos LLC/Watco Finance Corp. (CCC+/B3)(a)
	10,000,000	6.375		04/01/23	9,950,000

					41,014,443

Utilities - Distribution – 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. (NR/Ba2)
	8,100,000	6.750		05/20/20	8,849,250
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
	3,000,000	6.250		08/20/19	3,225,000

					12,074,250

Utilities - Electric – 2.0%
Calpine Corp. (BB-/B1)(a)
	7,996,000	7.500		02/15/21	8,755,620
	6,550,000	6.000		01/15/22	6,697,375
DPL, Inc. (BB/Ba2)
	6,810,000	6.500		10/15/16	7,354,800
	33,250,000	7.250		10/15/21	33,499,375
NRG Energy, Inc. (BB-/B1)
	7,000,000	7.625		01/15/18	7,927,500
	5,450,000	6.625		03/15/23	5,504,500
Puget Energy, Inc. (BBB-/Ba1)
	16,200,000	6.000		09/01/21	18,140,349
The AES Corp. (BB-/Ba3)
	4,550,000	8.000		06/01/20	5,323,500
	4,600,000	7.375		07/01/21	5,175,000
WESCO Distribution, Inc. (B+/B1)(a)
	8,000,000	5.375		12/15/21	8,000,000

					106,378,019

Utilities - Pipelines – 0.6%
Access Midstream Partners LP/ACMP Finance Corp. (BB/Ba3)
	8,000,000	5.875		04/15/21	8,520,000
Genesis Energy LP/Genesis Energy Finance Corp. (B/B1)
	6,350,000	5.750		02/15/21	6,381,750
Kinder Morgan, Inc. (BB/Ba2)(a)
	6,250,000	5.000		02/15/21	6,125,000
Regency Energy Partners LP (BB/B1)
	3,000,000	5.750		09/01/20	3,105,000
	8,250,000	6.500		07/15/21	8,827,500
	1,800,000	5.500		04/15/23	1,768,500

					34,727,750

TOTAL CORPORATE OBLIGATIONS					$5,001,220,630

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(g) – 2.6%
Consumer Products - Industrial – 0.3%
CPM Acquisition Corp. (B+/B1)
$10,566,250	6.250%	08/29/17	$ 10,605,873
CPM Acquisition Corp. (B+/Caa1)
7,570,000	10.250	02/28/18	7,626,775

			18,232,648

Food & Beverages – 0.3%
Performance Food Group, Inc. (CCC/B3)
18,011,490	6.250	11/14/19	18,093,983

Gaming – 0.2%
Marina District Finance Co., Inc. (NR/NR)
9,250,000	0.000	08/15/18	9,278,953

Health Care - Services – 0.6%
American Renal Holdings, Inc. (CCC+/Caa1)
27,800,000	8.500	02/14/20	27,800,000
Arysta Lifescience Corp. (CCC+/Caa1)
2,750,000	8.250	11/30/20	2,794,687

			30,594,687

Media - Broadcasting & Radio – 0.4%
Clear Channel Communications, Inc. (CCC+/Caa1)
7,834,056	3.819	01/29/16	7,578,352
14,026,871	6.910	01/30/19	13,378,128

			20,956,480

Media - Non Cable – 0.1%
Getty Images, Inc. (B/B2)
8,977,330	4.750	10/18/19	8,364,178

Retailers – 0.5%
BJ’s Wholesale Club, Inc. (CCC/Caa2)
11,950,000	8.500	03/26/20	12,174,062
True Religion Apparel, Inc. (B/B2)
8,550,000	5.875	07/30/19	8,108,222
True Religion Apparel, Inc. (CCC+/Caa1)
6,825,000	11.000	01/30/20	6,517,875

			26,800,159

Services Cyclical - Rental Equipment – 0.1%
Maxim Crane Works LP (B/Caa2)
6,975,000	10.250	11/06/18	6,992,438

Textiles & Apparel – 0.1%
Polymer Group, Inc. (NR/NR)
5,225,000	5.250	12/19/19	5,247,886

TOTAL SENIOR TERM LOANS			$ 144,561,412

Shares	Rate	Value
Preferred Stocks – 0.3%
Brokerage(d) – 0.2%
Morgan Stanley, Inc.
479,000	7.125%	$ 12,521,060

Media-Broadcasting & Radio(c)(e) – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750	2,411,200

TOTAL PREFERRED STOCKS – 0.3%		$ 14,932,260

Shares	Description	Value
Common Stocks – 0.6%
150,000	Axiall Corp.	$ 7,116,000
40	Dawn Holdings, Inc.	—
118,075	General Motors Co.(b)	4,825,745
558,471	Houghton Mifflin Harcourt	9,214,771
76,163	Intelsat SA(b)	1,716,714
4,578	Lear Corp.	370,681
6,252	Masonite International Corp.(b)	375,120
28,148	Motors Liquidation Co.(b)	904,958
21	New Cotai Class B Shares	—
40,200	NewPage Holdings, Inc.(b)	3,417,000
10	Nycomed(b)	—
3,874	Panolam Holdings Co.(b)	39
2,500	Port Townsend Holdings Co., Inc.(b)	—
178,374	Starwood Property Trust, Inc.	4,940,960

TOTAL COMMON STOCKS		$ 32,881,988

Units Description	Expiration Date	Value
Warrants(b) – 0.1%
General Motors Co. (NR/NR)
107,340	07/10/16	$ 3,344,721
107,340	07/10/19	2,482,780
Lear Corp. (NR/NR)
511	11/09/14	80,912
Masonite International Corp. (NR/NR)
30,311	06/09/16	212,177
22,734	06/09/16	272,808

TOTAL WARRANT		$ 6,393,398

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$5,199,989,688

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 1.8%
Repurchase Agreement – 1.8%
Joint Repurchase Agreement Account II
$96,000,000	0.019%	01/02/14	$ 96,000,000

TOTAL INVESTMENTS – 98.0%			$5,295,989,688

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			106,193,124

NET ASSETS – 100.0%			$5,402,182,812

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,132,879,889, which represents approximately 39.5% of net assets as of December 31, 2013.

(b)	Security is currently in default and/or non-income producing.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2013.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Citibank NA	USD/CHF	02/05/14	$22,288,571	$57,549
Westpac Banking Corp.	EUR/USD	01/06/14	7,693,439	49,355

TOTAL				$106,904

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/GBP	01/06/14	$28,040,038	$(292,323)
Credit Suisse International (London)	USD/CHF	01/06/14	22,283,140	(425,776)
Deutsche Bank AG (London)	USD/CAD	01/06/14	6,780,201	(52,986)
UBS AG (London)	USD/EUR	01/06/14	116,755,562	(1,740,295)

TOTAL				$(2,511,380)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	133	March 2014	$18,121,250	$(335,624)
5 Year German Euro-Bobl	(279)	March 2014	(47,758,738)	229,774
10 Year German Euro-Bund	(34)	March 2014	(6,509,507)	37,824
10 Year U.K. Long Gilt	(36)	March 2014	(6,352,489)	133,464
2 Year U.S. Treasury Notes	854	March 2014	187,719,875	(354,544)
5 Year U.S. Treasury Notes	(1,072)	March 2014	(127,903,000)	1,666,635
10 Year U.S. Treasury Notes	(2,264)	March 2014	(278,578,125)	4,855,677
20 Year U.S. Treasury Bonds	915	March 2014	117,405,938	(2,152,113)

TOTAL				$4,081,093

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index 20	$43,000	5.000%	06/20/18	2.682%	$3,386,168	$744,002
CDX North America High Yield Index 21	7,000	5.000	12/20/18	3.069	503,855	102,777

TOTAL					$3,890,023	$846,779

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,133,327,630

Gross unrealized gain	250,650,357
Gross unrealized loss	(87,988,299)

Net unrealized security gain	$162,662,058

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – 79.1%
Aerospace – 1.4%
Silver II US Holdings LLC (B+/B1)
$24,887,650	4.000%	12/13/19	$ 24,913,533
Transdigm, Inc. (B/Ba3)
22,834,471	3.750	02/28/20	22,876,030

			47,789,563

Airlines – 3.2%
Air Canada (B+/B1)
2,700,000	5.500	09/20/19	2,737,125
Atlantic Aviation FBO, Inc. (BB-/Ba3)
10,007,362	3.250	06/01/20	9,994,853
Continental Airlines, Inc. (BB-/Ba2)
26,831,478	4.000	04/01/19	26,965,635
Delta Air Lines, Inc. (BB+/Ba1)
16,466,305	3.500	04/20/17	16,516,362
Delta Air Lines, Inc. (BB/Ba1)
47,896,145	4.000	10/18/18	48,063,782
Flying Fortress, Inc. (BBB-/Ba2)
5,041,667	3.500	06/30/17	5,047,969

			109,325,726

Automotive – 0.5%
Casco Automotive Group, Inc. (B+/B1)
3,465,000	6.250	11/14/18	3,465,000
Chrysler Group LLC (BB/Ba1)
13,534,316	4.250	05/24/17	13,615,116
Meritor, Inc. (BB-/Ba2)
676,699	4.438	04/21/17	675,007

			17,755,123

Automotive - Distributor – 0.0%
Affinia Group, Inc. (B/B2)
1,155,015	4.750	04/27/20	1,169,452

Automotive - Parts – 0.8%
Allison Transmission, Inc. (BB-/Ba3)
2,010,683	3.170	08/07/17	2,017,600
3,002,375	3.750	08/23/19	3,016,456
Remy International, Inc. (B+/B1)
3,801,551	4.250	03/05/20	3,818,202
Schaeffler AG (BB-/Ba2)
11,500,000	4.250	01/27/17	11,581,420
Tomkins LLC (BB-/Ba2)
302,104	3.750	09/29/15	302,860
Tomkins LLC (BB/Ba2)
5,898,889	3.750	09/29/16	5,910,687

			26,647,225

Building Materials – 2.7%
American Builders & Contractors Supply Co., Inc. (BB+/B1)
36,620,807	3.500	04/16/20	36,661,456
Armstrong World Industries, Inc. (BB-/B1)
8,789,856	3.500	03/16/20	8,770,606
CPG International, Inc. (B/B2)
12,468,750	4.750	09/30/20	12,499,922
Generac Power System, Inc. (BB-/B1)
1,373,871	3.500	05/31/20	1,373,294

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Building Materials – (continued)
Quikrete Cos., Inc. (B+/B1)
$18,603,375	4.000%	09/28/20	$ 18,669,603
Roofing Supply Group LLC (B/B3)
7,185,985	5.000	05/24/19	7,217,460
Ultima US Holdings LLC (B/B2)
5,600,000	5.500	07/02/20	5,576,648

			90,768,989

Capital Goods - Others – 0.6%
Alliance Laundry System LLC (B/B2)
7,057,311	4.263	12/10/18	7,077,918
Alliance Laundry Systems LLC (CCC+/Caa2)
4,501,046	9.500	12/10/19	4,548,892
USIC Holdings, Inc. (B/B2)
7,810,750	4.750	07/10/20	7,844,961

			19,471,771

Chemicals – 2.8%
Axalta Coating Systems US Holdings, Inc. (B+/B1)
33,390,481	4.750	02/01/20	33,599,171
Eagle Spinco, Inc. (BBB-/Ba1)
4,930,250	3.500	01/27/17	4,948,739
Houghton International, Inc. (B/B1)
4,455,000	4.000	12/20/19	4,455,000
Huntsman International LLC (BB+/Ba2)
2,500,000	2.706	04/19/17	2,497,925
17,650,000	0.000	10/15/20	17,650,000
PQ Corp. (B+/B2)
5,643,000	4.500	08/07/17	5,676,858
Univar, Inc. (B+/B2)
26,582,419	5.000	06/30/17	26,338,658

			95,166,351

Construction Machinery – 0.3%
Mirror Bidco Corp. (B/B1)
10,367,255	5.250	12/27/19	10,412,663

Consumer Products - Household & Leisure – 2.3%
Bombardier Recreational Products, Inc. (B+/B1)
21,352,857	4.000	01/30/19	21,406,239
Jarden Corp. (BBB-/Ba1)
7,182,000	2.919	09/30/20	7,176,614
Polymer Group, Inc. (B/B1)
2,925,000	5.250	12/19/19	2,937,812
Renfro Corp. (B/B2)
4,461,275	5.750	01/30/19	4,455,698
Spectrum Brands, Inc. (BB/Ba3)
1,995,000	3.500	09/04/19	1,996,476
SRAM LLC (BB-/B1)
3,188,389	4.026	04/10/20	3,184,403
The Sun Products Corp. (B-/B1)
24,076,209	5.500	03/23/20	22,788,132
Visant Holding Corp. (B+/B1)
13,809,783	5.250	12/22/16	13,591,174

			77,536,548

Consumer Products - Industrial – 1.4%
CPM Acquisition Corp. (B+/B1)
4,246,250	6.250	08/29/17	4,262,173
CPM Acquisition Corp. (B+/Caa1)
1,150,000	10.250	03/01/18	1,158,625
HD Supply, Inc. (B+/B1)
37,756,907	4.500	10/12/17	38,060,095
Minimax Gmbh & Co. (NR/B2)
5,323,250	4.500	08/14/20	5,345,448

			48,826,341

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Diversified Manufacturing – 1.6%
Air Distribution Technologies, Inc. (B/B1)
$8,191,320	4.250%	11/09/18	$ 8,232,277
Air Distribution Technologies, Inc. (CCC+/Caa1)
1,350,000	9.250	05/11/20	1,373,625
Crosby US Acquisition Corp. (B/B1)
16,250,000	4.000	11/18/20	16,255,037
Milacron LLC (B/B1)
6,451,250	4.250	03/30/20	6,451,250
Rexnord LLC (B+/B2)
21,541,462	4.000	08/21/20	21,586,268

			53,898,457

Energy – 1.1%
Frac Tech International LLC (B-/B2)
5,711,593	8.500	05/06/16	5,727,071
MEG Energy Corp. (BBB-/Ba1)
31,913,453	3.750	03/31/20	32,068,552

			37,795,623

Energy - Coal – 0.3%
Walter Energy, Inc. (B/B3)
9,612,761	6.750	04/02/18	9,416,469

Entertainment – 0.6%
EMI Music Publishing, Ltd. (BB-/Ba3)
2,472,572	4.250	06/29/18	2,479,273
Sabre, Inc. (B/B1)
15,920,000	4.500	02/19/19	15,939,900
WMG Acquisition Corp. (BB-/Ba3)
3,135,000	3.750	07/01/20	3,132,649

			21,551,822

Environmental – 0.4%
EnergySolutions LLC (BB-/B1)
14,694,296	7.250	08/12/16	14,835,068

Finance – 0.9%
Faenza Acquisition GmbH (NR/Ba3)
2,627,757	4.250	08/28/20	2,633,222
6,526,461	4.250	08/31/20	6,540,036
Guggenheim Partners LLC (NR/NR)
10,723,125	4.250	07/17/20	10,814,272
ROC Finance LLC (BB-/B2)
1,995,000	5.000	05/15/19	1,907,100
Springleaf Financial Funding Co. (B/B2)
7,075,000	4.750	09/25/19	7,149,288

			29,043,918

Food & Beverages – 6.7%
Arysta Lifescience Corp. (B/Ba3)
4,726,250	4.500	05/29/20	4,748,416
Arysta Lifescience Corp. (CCC+/Caa1)
5,975,000	8.250	11/30/20	6,072,094
Blue Buffalo Co. Ltd. (BB/B1)
20,449,615	4.000	08/08/19	20,688,262
Constellation Brands, Inc. (BB+/Ba1)
36,533,264	2.750	06/05/20	36,540,570

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Food & Beverages – (continued)
CSM Bakery Supplies LLC (B+/B1)
$11,172,000	4.750%	07/03/20	$ 11,185,965
Del Monte Foods Co. (B/B1)
10,759,127	4.000	03/08/18	10,783,981
Del Monte Foods Co. (B+/B2)
4,000,000	0.000	11/06/20	4,020,000
Dole Food Co., Inc. (B-/B2)
6,800,000	4.500	11/01/18	6,822,644
HJ Heinz Co. (BB/Ba2)
64,003,437	3.500	06/05/20	64,448,901
Michael Foods Group, Inc. (B+/Ba3)
11,927,836	4.250	02/23/18	11,980,080
NBTY, Inc. (BB-/Ba3)
3,862,216	3.500	10/01/17	3,882,917
Performance Food Group, Inc. (CCC+/B3)
15,802,949	6.250	11/14/19	15,875,327
Pinnacle Foods Finance LLC (BB-/Ba3)
31,250,194	3.250	04/29/20	31,190,820

			228,239,977

Food & Drug Retailers – 0.6%
Rite Aid Corp. (BB-/B1)
18,886,143	4.000	02/21/20	18,949,034
Rite Aid Corp. (B/B3)
2,600,000	5.750	08/21/20	2,660,944

			21,609,978

Gaming – 1.8%
Boyd Gaming Corp. (BB-/Ba3)
7,132,125	4.000	08/14/20	7,143,251
CCM Merger, Inc. (B+/B2)
4,272,156	5.000	03/01/17	4,304,197
CityCenter Holdings LLC (B+/B3)
11,200,000	5.000	10/16/20	11,353,888
MGM Resorts International (BB/Ba2)
10,412,412	3.500	12/20/19	10,431,987
Scientific Games International, Inc. (BB-/Ba2)
15,000,000	4.250	10/18/20	15,003,750
Seminole Tribe of Florida (BBB-/Baa3)
13,265,000	3.000	04/29/20	13,235,950

			61,473,023

Health Care – 2.0%
Community Health Systems, Inc. (BB/Ba2)
2,102,985	3.737	01/25/17	2,118,420
HCA, Inc. (BB/Ba3)
42,842,625	2.919	03/31/17	42,829,344
4,987,596	2.997	05/01/18	4,986,549
Health Management Associates, Inc. (BB-/Ba3)
12,714,977	3.500	11/16/18	12,705,950
MedAssets, Inc. (BB+/Ba3)
78,850	4.000	12/13/19	79,080
VWR Funding, Inc. (B+/B1)
4,950,000	4.169	04/03/17	4,964,454

			67,683,797

Health Care - Medical Products – 0.4%
Convatec, Inc. (B+/Ba3)
2,915,727	4.000	12/22/16	2,929,081
Hologic, Inc. (BBB-/Ba2)
11,053,097	3.750	08/01/19	11,108,363

			14,037,444

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Health Care - Pharmaceuticals – 0.3%
Catalent Pharma Solutions, Inc. (BB-/Ba3)
$3,315,949	4.250%	09/15/17	$ 3,329,080
Salix Pharmaceuticals Ltd. (BB/Ba1)
5,050,000	4.250	12/17/19	5,098,935

			8,428,015

Health Care - Services – 4.2%
American Renal Holdings, Inc. (B/Ba3)
10,421,250	4.500	09/20/19	10,421,250
American Renal Holdings, Inc. (CCC+/Caa1)
18,931,000	8.500	02/14/20	18,931,000
DaVita, Inc. (BB-/Ba2)
14,696,436	4.500	10/20/16	14,777,267
16,973,030	4.000	11/01/19	17,079,112
Envision Healthcare Corp. (B+/B1)
12,719,868	4.000	05/25/18	12,746,326
Lifepoint Hospitals, Inc. (BB-/Ba1)
3,424,038	2.670	07/24/17	3,433,660
Multiplan, Inc. (B+/Ba2)
31,460,748	4.000	08/25/17	31,640,389
Radnet Management, Inc. (B+/WR)
4,665,942	4.253	10/10/18	4,648,444
Sedgwick CMS Holdings, Inc. (B+/B1)
8,462,487	4.250	06/12/18	8,504,631
Sedgwick CMS Holdings, Inc. (CCC+/Caa1)
7,500,000	8.000	12/12/18	7,621,875
U.S. Renal Care, Inc. (B/B2)
3,500,000	6.250	07/03/19	3,508,750
U.S. Renal Care, Inc. (CCC+/B3)
7,975,000	10.250	01/03/20	8,124,531

			141,437,235

Lodging – 2.2%
Four Seasons Holdings, Inc. (B+/B2)
12,019,875	3.500	06/27/20	12,049,925
Four Seasons Holdings, Inc. (B-/Caa1)
6,800,000	6.250	12/28/20	6,953,000
Hilton Worldwide Finance LLC (BB/Ba3)
33,231,579	3.750	10/26/20	33,480,816
Marina District Finance Co., Inc. (B+/B2)
17,000,000	0.000	08/15/18	17,053,210
Peninsula Gaming LLC (B+/B1)
5,235,243	4.250	11/20/17	5,265,764

			74,802,715

Media - Broadcasting & Radio – 5.7%
Clear Channel Communications, Inc. (CCC+/Caa1)
27,117,707	3.819	01/29/16	26,232,585
20,219,293	6.919	01/30/19	19,284,151
Getty Images, Inc. (B/B2)
30,970,215	4.750	10/18/19	28,854,950
Hubbard Radio LLC (B+/B1)
23,521,868	4.500	04/29/19	23,610,075
Nine Entertainment Group Ltd. (BB-/Ba2)
31,902,180	3.250	02/05/20	31,718,743
Salem Communications Corp. (B/B2)
14,608,418	4.500	03/13/20	14,657,064

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Media - Broadcasting & Radio – (continued)
Sinclair Television Group, Inc. (NR/Ba1)
$9,101,584	3.000%	04/09/20	$ 9,028,771
SuperMedia, Inc. (NR/WR)
2,414,546	11.600	12/30/16	1,798,475
Telesat Canada (BB/Ba3)
5,274,257	3.500	03/28/19	5,285,227
The E.W. Scripps Co. (BB+/Ba2)
7,500,000	3.250	11/26/20	7,490,625
Univision Communications, Inc. (B+/B2)
19,976,135	4.500	03/02/20	20,073,621
4,962,500	4.000	03/02/20	4,981,109
Univision Communications, Inc. (B+/B3)
1,430,369	4.500	03/02/20	1,436,633

			194,452,029

Media - Cable – 3.0%
Charter Communications Operating LLC (BB+/Baa3)
12,436,253	3.000	07/01/20	12,339,126
3,695,999	3.000	01/04/21	3,663,659
CSC Holdings LLC (BBB-/Baa3)
20,397,500	2.669	04/17/20	20,180,879
Midcontinent Communications (B+/WR)
14,260,844	3.501	07/30/20	14,267,974
UPC Financing Partnership (BB/Ba3)
4,000,000	4.000	01/29/21	4,013,320
Virgin Media Investment Holdings Ltd. (BB-/Ba3)
38,250,000	3.500	06/08/20	38,307,375
Wave Division Holdings LLC (BB-/B1)
6,930,000	4.000	10/15/19	6,955,987

			99,728,320

Media - Non Cable – 4.1%
Advantage Sales & Marketing, Inc. (B+/B1)
5,931,421	4.250	12/18/17	5,947,732
Catalina Marketing Corp. (B+/Ba3)
16,000,000	5.250	10/12/20	16,200,000
Crown Castle Operating Co. (BBB-/Ba2)
43,116,874	3.250	01/31/19	43,157,404
8,500,000	0.000	01/29/21	8,515,980
Houghton Mifflin Harcourt Publishing Co. (NR/B2)
26,955,329	5.500	06/01/18	27,006,006
McGraw-Hill Global Education Holdings LLC (NR/B2)
6,693,750	9.000	03/22/19	6,808,079
Media General, Inc. (BB-/B1)
11,000,000	4.250	07/31/20	11,103,180
NEP Supershooters LP (B/B1)
10,615,082	4.750	01/22/20	10,644,273
NEP Supershooters LP (CCC+/Caa1)
785,714	9.500	07/22/20	804,870
TWCC Holding Corp. (B+/Ba3)
7,842,744	3.500	02/13/17	7,862,272

			138,049,796

Metals & Mining – 0.7%
FMG Resources (August 2006) Pty Ltd. (BBB-/Baa3)
15,953,195	4.250	06/28/19	16,147,664
Novelis, Inc. (BB-/Ba2)
8,709,509	3.750	03/10/17	8,734,941

			24,882,605

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Packaging – 2.6%
Ardagh Packaging Finance PLC (B+/B3)
$5,250,000	4.250%	12/05/19	$ 5,276,250
Berry Plastics Holding Corp. (B+/B1)
8,050,969	2.169	04/03/15	8,039,215
30,792,412	3.500	02/07/20	30,664,008
Berry Plastics Holding Corp. (B/B2)
4,516,674	3.750	01/09/21	4,507,279
Consolidated Container Co. LLC (B+/B1)
7,842,347	5.000	07/03/19	7,881,558
Kloeckner Acquisition Corp. (B/Ba3)
6,612,422	5.750	12/21/16	6,664,792
Reynolds Group Holdings, Inc. (B+/B1)
26,199,175	4.000	12/03/18	26,421,869

			89,454,971

Real Estate – 0.9%
Realogy Corp. (BB-/Ba3)
16,436,231	4.500	03/05/20	16,605,689
Starwood Property Trust, Inc. (BB+/Ba3)
12,598,266	3.500	04/17/20	12,574,707

			29,180,396

Restaurants – 0.8%
DineEquity, Inc. (BB-/Ba2)
3,023,433	3.750	10/19/17	3,032,473
NPC International, Inc. (B/Ba3)
1,963,333	4.000	12/28/18	1,975,604
OSI Restaurant Partners LLC (BB-/B1)
8,136,226	3.527	10/25/19	8,137,202
Seminole Hard Rock Entertainment, Inc. (BB+/Ba1)
4,975,000	3.500	05/14/20	4,970,871
Wendy’s International, Inc. (B+/B1)
8,405,876	3.250	05/15/19	8,408,902

			26,525,052

Retailers – 6.0%
Academy Ltd. (B/B1)
11,341,596	4.500	08/03/18	11,398,304
Bass Pro Group LLC (BB-/B1)
7,645,570	3.750	11/20/19	7,680,587
BJ’s Wholesale Club, Inc. (B-/B3)
10,850,000	4.500	09/26/19	10,905,661
BJ’s Wholesale Club, Inc. (CCC/Caa2)
4,700,000	8.500	03/26/20	4,788,125
Burlington Coat Factory Warehouse Corp. (BB-/B1)
5,690,700	4.250	02/23/17	5,740,494
Charlotte Russe, Inc. (B-/B2)
9,476,250	6.750	05/21/19	9,298,570
Collective Brands, Inc. (B/B2)
10,160,719	7.250	10/09/19	10,166,815
Container Store, Inc. (B/B2)
8,162,314	4.250	04/06/19	8,172,517
Dell, Inc. (BB+/Ba2)
7,000,000	3.750	10/29/18	7,015,330
9,125,000	4.500	04/29/20	9,141,334
Fairway Group Acquisition Co. (B-/B2)
16,203,886	5.000	08/17/18	16,234,349
Grocery Outlet, Inc. (NR/NR)
3,962,275	5.500	12/10/18	3,969,724
2,251,087	10.500	05/24/19	2,284,853
Michaels Stores, Inc. (BB-/Ba3)
30,627,500	3.750	01/28/20	30,723,058
Neiman-Marcus Group, Inc. (B/B2)
41,000,000	5.000	10/26/20	41,472,730

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Retailers – (continued)
Party City Holdings, Inc. (B/B2)
$7,952,406	4.250%	07/29/19	$ 7,979,763
Petco Animal Supplies, Inc. (B/Ba3)
5,388,889	4.000	11/24/17	5,409,959
True Religion Apparel, Inc. (B/B2)
13,000,000	5.875	07/30/19	12,328,290

			204,710,463

Services Cyclical - Business Services – 2.7%
ADS Waste Holdings, Inc. (B+/B1)
30,726,878	4.250	10/09/19	30,863,305
Crossmark Holdings, Inc. (B/B1)
7,144,933	4.500	12/20/19	7,079,414
Crossmark Holdings, Inc. (CCC+/Caa1)
3,200,000	8.750	12/21/20	3,176,000
First Data Corp. (B+/B1)
16,977,728	4.164	03/24/17	16,990,462
18,535,076	4.164	03/23/18	18,547,865
6,500,000	4.164	09/24/18	6,503,640
Ship US Bidco, Inc. (B+/Ba3)
4,013,791	5.250	11/29/19	4,046,905
Sungard Data Systems, Inc. (BB/Ba3)
678,302	4.000	03/09/20	682,542
Trans Union LLC (BB-/Ba2)
2,363,855	4.250	02/10/19	2,375,083

			90,265,216

Services Cyclical - Consumer Services – 2.6%
Altegrity, Inc. (B-/B3)
1,482,674	7.750	02/20/15	1,478,048
6,496,249	4.750	02/21/15	6,339,234
Bright Horizons Family Solution, Inc. (B+/B1)
44,756,927	4.000	01/30/20	44,991,901
Lonestar Intermediate Super Holdings LLC (B-/B2)
22,250,000	11.000	09/02/19	22,889,688
Weight Watchers International, Inc. (BB/Ba2)
12,902,500	3.750	04/02/20	11,473,548

			87,172,419

Services Cyclical - Rental Equipment – 0.3%
Maxim Crane Works LP (B/Caa2)
8,250,000	10.250	11/26/18	8,270,625

Technology – 1.3%
Arris Group, Inc. (BB-/Ba3)
3,056,846	3.500	04/17/20	3,043,488
CDW LLC (BB-/Ba3)
33,605,826	3.250	04/29/20	33,467,706
Spin Holdco, Inc. (B/B3)
8,000,000	0.000	11/14/19	8,050,000

			44,561,194

Technology - Software/Services – 2.2%
Aspect Software, Inc. (B/B1)
5,191,005	7.000	05/06/16	5,200,764
Blackboard, Inc. (B+/B1)
7,451,212	4.750	10/04/18	7,544,353
BMC Software, Inc. (B+/B1)
32,000,000	5.000	09/10/20	32,150,080
Emdeon, Inc. (BB-/Ba3)
16,835,259	3.750	11/02/18	16,856,304
Ion Trading Technologies S.A.R.L. (B+/B2)
3,507,375	4.500	05/22/20	3,529,296

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Technology - Software/Services – (continued)
Ion Trading Technologies S.A.R.L. (CCC+/Caa2)
$4,900,000	8.250%	05/21/21	$ 4,988,837
Lawson Software, Inc. (B+/Ba3)
4,480,492	6.250	04/05/18	4,490,752

			74,760,386

Telecommunications - Internet & Data – 0.9%
Level 3 Financing, Inc. (BB-/Ba3)
9,595,000	4.000	08/01/19	9,638,945
22,000,000	4.000	01/15/20	22,151,360

			31,790,305

Transportation Services – 0.2%
Swift Transportation Co., Inc. (BB/Ba2)
4,722,415	2.917	12/21/16	4,742,108
1,332,134	4.000	12/21/17	1,337,689

			6,079,797

Utilities - Electric – 2.6%
AES Corp. (BB+/Ba1)
16,227,272	3.750	06/01/18	16,318,632
Calpine Corp. (BB-/B1)
12,482,229	4.000	04/02/18	12,554,252
20,318,649	4.000	10/09/19	20,436,497
10,090,000	4.000	10/30/20	10,144,082
NRG Energy, Inc. (BB+/Baa3)
29,919,114	2.750	07/02/18	29,829,357

			89,282,820

Wireless Telecommunications – 3.4%
Alcatel-Lucent USA, Inc. (B+/B1)
41,161,287	5.750	01/30/19	41,305,351
Asurion LLC (B+/Ba2)
643,521	4.500	05/24/19	643,038
Intelsat Jackson Holdings Ltd. (BB-/Ba3)
61,111,388	3.750	06/30/19	61,522,056
LTS Buyer LLC (B/B1)
10,447,500	4.500	04/13/20	10,483,440

			113,953,885

TOTAL SENIOR TERM LOANS			$2,682,243,572

Corporate Obligations – 8.6%
Aerospace(b) – 0.2%
Bombardier, Inc. (BB/Ba2)
$5,100,000	4.250%	01/15/16	$ 5,329,500

Airlines – 0.9%
Air Canada (B/B2)(b)
6,271,000	6.625	05/15/18	6,243,408
Air Canada (B+/B1)(b)(c)
9,400,000	6.750	10/01/19	9,846,500
Air Canada (BB/Ba3)(b)
7,000,000	5.375	11/15/22	6,807,500
Air Canada (A-/Baa2)(b)
4,000,000	4.125	11/15/26	3,900,000
Continental Airlines, Inc. (B+/B1)
2,250,000	6.125	04/29/18	2,356,875
United Airlines, Inc. (BB-/Ba2)(b)(c)
2,850,000	6.750	09/15/15	2,942,625

			32,096,908

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Automotive - Parts(c) – 0.2%
American Axle & Manufacturing, Inc. (B+/B2)
	$1,000,000	5.125%	02/15/19	$ 1,030,000
Schaeffler Finance BV (BB-/Ba2)(b)
EUR	2,200,000	4.250	05/15/18	3,145,088
Schaeffler Holding Finance BV (B/B1)(b)(d)
	$1,000,000	6.875	08/15/18	1,060,000

				5,235,088

Building Materials(b)(c)(e) – 0.0%
Grohe Holding GmbH (NR/B3)
EUR	800,000	8.750	12/15/17	1,128,767

Chemicals(c) – 0.3%
Ashland, Inc. (BB/Ba1)
	$3,000,000	3.000	03/15/16	3,052,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
	4,250,000	8.875	02/01/18	4,414,687
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/NR)
	2,500,000	9.000	11/15/20	2,487,500
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (B+/B1)
EUR	1,000,000	5.750	02/01/21	1,437,606

				11,392,293

Commercial Services(b)(c) – 0.1%
Altegrity, Inc. (CCC-/Caa3)
	$2,500,000	10.500	11/01/15	2,225,000

Construction Machinery – 0.3%
CNH Capital LLC (BB/Ba1)
	4,250,000	3.875	11/01/15	4,388,125
The Manitowoc Co., Inc. (B+/B2)(c)
	5,500,000	8.500	11/01/20	6,215,000

				10,603,125

Consumer Products - Industrial(c) – 0.1%
HD Supply, Inc. (B+/B1)
	2,000,000	8.125	04/15/19	2,227,500

Finance – 0.2%
Ally Financial, Inc. (BB/B1)
	1,250,000	4.625	06/26/15	1,303,125
CIT Group, Inc. (BB-/Ba3)(b)
	1,650,000	5.500	02/15/19	1,777,875
International Lease Finance Corp. (BBB-/Ba2)(b)
	2,000,000	7.125	09/01/18	2,320,000

				5,401,000

Food and Beverage(b)(c) – 0.0%
Shearer’s Foods LLC/Chip Finance Corp. (B/B3)
	900,000	9.000	11/01/19	949,500

Gaming(c) – 0.1%
Caesars Entertainment Operating Co., Inc. (B-/B3)
	3,000,000	9.000	02/15/20	2,910,000
Churchill Downs, Inc. (BB/B1)(b)
	1,300,000	5.375	12/15/21	1,322,750

				4,232,750

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care – 0.9%
Community Health Systems, Inc. (BB/Ba2)(c)
$12,550,000	5.125%		08/15/18	$ 12,989,250
HCA, Inc. (BB/Ba3)
13,300,000	6.500		02/15/20	14,613,375
Tenet Healthcare Corp. (B+/Ba3)
445,000	6.250		11/01/18	493,950
2,600,000	6.000	(b)	10/01/20	2,723,500

				30,820,075

Health Care - Medical Products(c) – 0.2%
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)
5,179,000	7.750		04/15/18	5,269,632

Health Care - Pharmaceuticals(b)(c) – 0.1%
Salix Pharmaceuticals Ltd. (B/B2)
1,100,000	6.000		01/15/21	1,127,500
Valeant Pharmaceuticals International (B/B1)
1,017,000	6.500		07/15/16	1,050,053

				2,177,553

Health Care - Services(b)(c) – 0.1%
MultiPlan, Inc. (CCC+/B3)
4,500,000	9.875		09/01/18	4,950,000

Media - Broadcasting & Radio(c) – 0.7%
Clear Channel Communications, Inc. (CCC+/Caa1)
3,153,000	9.000		12/15/19	3,223,942
Univision Communications, Inc. (B+/B2)(b)
2,400,000	6.875		05/15/19	2,574,000
10,550,000	7.875		11/01/20	11,657,750
7,100,000	6.750		09/15/22	7,792,250

				25,247,942

Media - Cable(b)(c) – 0.2%
Lynx I Corp. (BB-/Ba3)
6,900,000	5.375		04/15/21	6,917,250

Packaging(c) – 0.3%
Ardagh Packaging Finance PLC (B+/Ba3)(b)
800,000	7.375		10/15/17	858,000
Ardagh Packaging Finance PLC (NR/Ba3)(b)
1,000,000	4.875		11/15/22	990,000
Reynolds Group Issuer, Inc. (B+/B1)
6,800,000	5.750		10/15/20	6,936,000

				8,784,000

Pipelines(b)(c) – 0.1%
Kinder Morgan, Inc. (BB/Ba2)
5,300,000	5.000		02/15/21	5,194,000

Publishing(c) – 0.0%
Nielsen Finance LLC (BB/B2)
950,000	7.750		10/15/18	1,028,375

Real Estate(b)(c) – 0.3%
Realogy Group LLC (BB-/Ba3)
8,153,000	7.625		01/15/20	9,131,360

Retailers(b)(c) – 0.1%
American Apparel, Inc. (B-/Caa2)
5,000,000	13.000		04/15/20	4,625,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Business Services(b)(c) – 0.4%
First Data Corp. (B+/B1)
	$8,150,000	7.375%		06/15/19	$ 8,720,500
	4,500,000	6.750		11/01/20	4,657,500

					13,378,000

Services Cyclical - Rental Equipment(b)(c) – 0.2%
Algeco Scotsman Global Finance PLC (B/B1)
	5,000,000	8.500		10/15/18	5,398,000

Technology - Hardware(b)(c) – 0.1%
Freescale Semiconductor, Inc. (B/B1)
	2,150,000	6.000		01/15/22	2,174,188

Telecommunications(c) – 0.1%
Sunrise Communications International SA (BB-/Ba3)
CHF	2,050,000	5.625		12/31/17	2,387,128

Telecommunications - Cellular – 1.3%
Altice Financing SA (BB-/B1)(b)(c)
	$8,000,000	6.500		01/15/22	7,960,000
Matterhorn Mobile SA (B+/B1)(b)(c)(e)
CHF	500,000	5.396		05/15/19	566,112
Softbank Corp. (BB+/Ba1)(b)
	$14,400,000	4.500		04/15/20	14,034,743
Sprint Communications, Inc. (BB-/B1)
	2,500,000	6.000		12/01/16	2,725,000
Sprint Communications, Inc. (BB+/Ba2)(b)
	3,500,000	9.000		11/15/18	4,208,750
Sprint Communications, Inc. (BB-/B1)
	5,000,000	7.000		08/15/20	5,425,000
Sprint Corp. (BB-/B1)(b)
	3,000,000	7.875		09/15/23	3,221,250
Wind Acquisition Finance SA (BB/Ba3)(c)
	2,000,000	7.250	(b)	02/15/18	2,095,000
EUR	2,000,000	5.479	(e)	04/30/19	2,809,866

					43,045,721

Telecommunications - Internet & Data(b)(c)(e) – 0.2%
Level 3 Financing, Inc. (CCC+/B3)
	$8,350,000	3.846		01/15/18	8,402,187

Telecommunications - Satellites(c) – 0.2%
Intelsat Jackson Holdings SA (B-/Caa1)
	7,100,000	6.625		12/15/22	7,295,250
Intelsat Luxembourg SA (B-/Caa2)(b)
	700,000	8.125		06/01/23	749,000

					8,044,250

Telecommunications-Wirelines – 0.2%
Frontier Communications Corp. (BB-/Ba2)
	5,000,000	8.250		04/15/17	5,800,000
PAETEC Holding Corp. (NR/WR)(c)
	2,000,000	9.875		12/01/18	2,235,000

					8,035,000

Transportation(c) – 0.4%
Aguila 3 SA (B/B2)
	10,850,000	7.875	(b)	01/31/18	11,501,000
CHF	2,150,000	7.875		01/31/18	2,554,790

					14,055,790

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Electric(c) – 0.1%
Calpine Corp. (BB-/B1)(b)
$850,000	7.500%	02/15/21	$ 930,750
DPL, Inc. (BB/Ba2)
1,250,000	6.500	10/15/16	1,350,000

			2,280,750

TOTAL CORPORATE OBLIGATIONS			$ 292,167,632

Asset-Backed Securities(b) – 0.6%
Collateralized Loan Obligations – 0.6%
ACIS CLO Ltd. Series 2013-1A, Class ACOM (NR/NR)
$9,000,000	1.493%	04/18/24	$ 8,668,107
OFSI Fund V Ltd. Series 2013-5A, Class A3L (A/NR)(e)
4,000,000	3.444	04/17/25	3,956,712
Palmer Square CLO Ltd. Series 2013-1A, Class B (A/NR)(e)
3,300,000	3.091	05/15/25	3,256,879
Red River CLO Ltd. Series 1A, Class A (AA+/Aaa)(e)
4,056,204	0.512	07/27/18	3,972,788

TOTAL ASSET-BACKED SECURITIES			$ 19,854,486

U.S. Treasury Obligation(f) – 4.8%
United State Treasury Bill
$162,500,000	0.000%	03/20/14	$ 162,478,875

Shares	Description	Value
Investment Company(g) – 1.3%
6,469,656	Goldman Sachs High Yield Fund - Institutional Shares	$ 46,193,347

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$3,202,937,912

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 9.3%
Repurchase Agreement – 9.3%
Joint Repurchase Agreement Account II
$314,500,000	0.019%	01/02/14	$ 314,500,000

TOTAL INVESTMENTS – 103.7%			$3,517,437,912

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.7)%			(126,288,023)

NET ASSETS – 100.0%			$3,391,149,889

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $203,062,642, which represents approximately 6.0% of net assets as of December 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents Affiliated Funds.

(h)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
WR	— Without Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Citibank NA	USD/CHF	02/05/14	$5,591,229	$14,436

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Credit Suisse International (London)	USD/CHF	01/06/14	$5,597,509	$(106,954)
UBS AG (London)	USD/EUR	01/06/14	7,136,335	(106,370)

TOTAL				$(213,324)

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$68,900	03/19/16	0.750%	3month LIBOR	$155	$223,102
	70,800	03/19/19	3month LIBOR	2.000%	354	(220,408)
	43,100	03/19/21	3month LIBOR	2.750	323	(439,870)
	12,600	03/19/24	3month LIBOR	3.250	95	(81,494)

TOTAL					$927	$(518,670)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index 20	$30,000	5.000%	06/20/18	2.682%	$2,375,223	$506,291
CDX North America High Yield Index 21	30,000	5.000	12/20/18	3.069	2,136,180	463,670

TOTAL					$4,511,403	$969,961

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,509,750,992

Gross unrealized gain	19,124,262
Gross unrealized loss	(11,437,342)

Net unrealized security gain	$7,686,920

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 79.2%
Automotive – 2.9%
Ford Motor Credit Co. LLC
	$5,350,000	3.984%		06/15/16	$ 5,693,805
	2,400,000	8.000		12/15/16	2,840,455
	4,025,000	5.000		05/15/18	4,476,661

					13,010,921

Banks – 13.9%
Abbey National Treasury Services PLC(a)
GBP	600,000	2.124		02/16/16	1,008,011
Bank of America Corp.
	$3,400,000	6.000		09/01/17	3,873,531
	1,600,000	5.625		07/01/20	1,820,328
	1,150,000	5.875		01/05/21	1,317,952
	3,750,000	5.000		05/13/21	4,085,101
	2,700,000	4.100		07/24/23	2,700,541
Barclays Bank PLC(b)
	2,150,000	6.050		12/04/17	2,403,663
BPCE SA(b)
	895,000	5.700		10/22/23	921,603
Citigroup, Inc.
	3,750,000	3.375		03/01/23	3,569,492
Compass Bank
	1,525,000	5.500		04/01/20	1,564,820
Credit Suisse AG(b)
	2,500,000	6.500		08/08/23	2,659,375
ING Bank NV(b)
	4,325,000	4.000		03/15/16	4,571,105
Intesa Sanpaolo SPA
	1,525,000	3.125		01/15/16	1,557,084
	3,600,000	3.875		01/16/18	3,662,972
	1,520,000	3.875		01/15/19	1,502,013
JPMorgan Chase & Co.
	3,225,000	4.350		08/15/21	3,394,288
Merrill Lynch & Co., Inc.
	1,250,000	6.400		08/28/17	1,441,250
MUFG Capital Finance 1 Ltd.(a)(c)
	2,650,000	6.346		12/31/49	2,870,591
Regions Financial Corp.
	3,850,000	5.750		06/15/15	4,100,250
Royal Bank of Scotland PLC
	4,250,000	2.550		09/18/15	4,348,036
	1,150,000	9.500	(a)(c)	03/16/22	1,346,397
	1,150,000	6.000		12/19/23	1,158,188
Santander Holdings USA, Inc.
	3,000,000	3.000	(c)	09/24/15	3,077,284
	855,000	4.625		04/19/16	903,882
	975,000	3.450	(c)	08/27/18	988,066
Santander UK PLC(b)
	750,000	5.000		11/07/23	750,772
Santander US Debt SAU(b)
	1,700,000	3.781		10/07/15	1,751,758

					63,348,353

Brokerage – 2.8%
Morgan Stanley & Co.
	8,925,000	6.250		08/28/17	10,209,624
	2,375,000	5.950		12/28/17	2,700,146

					12,909,770

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – 1.1%
Incitec Pivot Ltd.(b)
$3,700,000	4.000%	12/07/15	$ 3,847,512
LYB International Finance BV
1,000,000	4.000	07/15/23	983,847

			4,831,359

Consumer Products – 1.2%
Avon Products, Inc.
1,750,000	2.375	03/15/16	1,771,046
3,875,000	4.600	03/15/20	3,871,503

			5,642,549

Distributor(b) – 0.3%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000	06/01/16	1,190,967

Diversified Manufacturing – 0.6%
Xylem, Inc.
2,350,000	3.550	09/20/16	2,486,542

Electric – 6.0%
Arizona Public Service Co.
3,965,000	8.750	03/01/19	5,062,015
Consumers Energy Co.(c)
2,500,000	3.950	05/15/43	2,224,897
Florida Power & Light Co.(c)
2,600,000	5.250	02/01/41	2,817,405
Kentucky Utilities Co.(c)
1,700,000	5.125	11/01/40	1,798,869
NV Energy, Inc.
3,518,000	6.250	11/15/20	4,080,880
PPL WEM Holdings PLC(b)(c)
1,750,000	5.375	05/01/21	1,860,761
Progress Energy, Inc.
1,000,000	7.000	10/30/31	1,210,642
Public Service Electric & Gas Co.(c)
2,525,000	3.950	05/01/42	2,252,035
Puget Sound Energy, Inc.(a)(c)
2,000,000	6.974	06/01/67	2,047,500
Ruwais Power Co. PJSC(b)
670,000	6.000	08/31/36	706,850
Southern California Edison Co.(c)
1,550,000	4.050	03/15/42	1,400,113
Virginia Electric and Power Co.(c)
2,030,000	4.000	01/15/43	1,823,872

			27,285,839

Energy – 7.9%
Anadarko Petroleum Corp.
4,225,000	8.700	03/15/19	5,356,874
BG Energy Capital PLC(a)(c)
2,550,000	6.500	11/30/72	2,788,680
BP Capital Markets PLC
2,650,000	4.500	10/01/20	2,873,085
CNOOC Curtis Funding No. 1 Pty Ltd.(b)
1,430,000	4.500	10/03/23	1,413,855
Corp Financiera de Desarrollo SA(b)
360,000	4.750	02/08/22	356,400
Dolphin Energy Ltd.(b)
365,530	5.888	06/15/19	398,428
600,000	5.500	12/15/21	654,000
Ecopetrol SA
430,000	5.875	09/18/23	453,650

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Gaz Capital SA for Gazprom
$990,000	9.250	%(d)	04/23/19	$ 1,215,225
200,000	5.999		01/23/21	211,000
394,000	4.950		07/19/22	381,688
220,000	7.288		08/16/37	232,925
Gazprom Neft OAO Via GPN Capital SA
450,000	4.375		09/19/22	411,750
Nexen, Inc.
945,000	6.400		05/15/37	1,070,080
Pemex Project Funding Master Trust
900,000	6.625		06/15/35	947,250
Petrobras Global Finance BV
430,000	4.375		05/20/23	385,917
Petrobras International Finance Co.
2,440,000	5.375		01/27/21	2,429,947
Petroleos Mexicanos
150,000	3.500		07/18/18	154,125
1,130,000	5.500		01/21/21	1,210,230
190,000	4.875		01/18/24	189,620
PTTEP Canada International Finance Ltd.(b)
820,000	5.692		04/05/21	872,275
Rosneft Finance SA
467,000	7.250		02/02/20	527,126
Rosneft Oil Co. via Rosneft International Finance Ltd.(b)
2,010,000	4.199		03/06/22	1,844,175
Transocean, Inc.
4,825,000	6.500		11/15/20	5,485,177
Transportadora de Gas Internacional SA ESP(c)
770,000	5.700		03/20/22	812,350
Weatherford International Ltd.
2,685,000	9.625		03/01/19	3,445,787

				36,121,619

Food & Beverage – 2.7%
ConAgra Foods, Inc.
3,200,000	1.900		01/25/18	3,158,198
Pernod-Ricard SA(b)
6,575,000	4.450		01/15/22	6,650,968
WM Wrigley Jr Co.(b)(c)
2,650,000	3.375		10/21/20	2,619,570

				12,428,736

Health Care - Medical Products – 1.1%
Humana, Inc.
2,765,000	7.200		06/15/18	3,298,385
Life Technologies Corp.
1,440,000	6.000		03/01/20	1,654,643

				4,953,028

Home Construction – 1.0%
MDC Holdings, Inc.
2,275,000	5.625		02/01/20	2,359,907
2,375,000	6.000	(c)	01/15/43	2,051,702

				4,411,609

Life Insurance – 2.2%
AIG Life Holdings, Inc.
1,325,000	8.500		07/01/30	1,656,250
American International Group, Inc.
1,900,000	5.850		01/16/18	2,175,662
Genworth Financial, Inc.
1,000,000	8.625		12/15/16	1,183,947

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – (continued)
Genworth Financial, Inc. (continued)
$1,550,000	7.700%		06/15/20	$ 1,838,797
2,775,000	7.625		09/24/21	3,299,781

				10,154,437

Media - Cable – 1.4%
Comcast Corp.
1,375,000	4.250		01/15/33	1,273,861
2,775,000	6.450		03/15/37	3,220,187
Time Warner Cable, Inc.
2,000,000	5.000		02/01/20	2,004,369

				6,498,417

Media - Non Cable – 0.8%
News America, Inc.
1,700,000	6.150		02/15/41	1,868,510
1,625,000	5.400	(b)	10/01/43	1,650,078

				3,518,588

Metals & Mining – 2.4%
Freeport-McMoRan Copper & Gold, Inc.(c)
1,600,000	3.550		03/01/22	1,506,721
Glencore Funding LLC(b)
1,550,000	1.700		05/27/16	1,551,305
3,550,000	2.500		01/15/19	3,437,529
Xstrata Finance Canada Ltd.(b)
4,515,000	2.700		10/25/17	4,566,250

				11,061,805

Noncaptive - Financial – 1.9%
GE Capital Trust I(a)(c)
3,280,000	6.375		11/15/67	3,542,400
General Electric Capital Corp.
1,325,000	5.875		01/14/38	1,507,120
International Lease Finance Corp.
3,225,000	5.750		05/15/16	3,458,813

				8,508,333

Pharmaceuticals – 0.6%
Novartis Capital Corp.
3,275,000	3.700		09/21/42	2,809,574

Pipelines – 4.8%
Energy Transfer Partners LP
3,727,000	5.950		02/01/15	3,926,560
Enterprise Products Operating LLC(a)(c)
3,725,000	8.375		08/01/66	4,130,094
1,765,000	7.000		06/01/67	1,806,919
3,050,000	7.034		01/15/68	3,370,250
Tennessee Gas Pipeline Co.
1,460,000	7.000		10/15/28	1,719,240
2,125,000	8.375		06/15/32	2,741,243
TransCanada PipeLines Ltd.(a)(c)
3,875,000	6.350		05/15/67	3,991,250

				21,685,556

Property/Casualty Insurance – 0.3%
Arch Capital Group Ltd.
1,245,000	7.350		05/01/34	1,566,381

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – 8.0%
Camden Property Trust
$3,400,000	5.700%		05/15/17	$ 3,761,786
CBL & Associates LP(c)
2,700,000	5.250		12/01/23	2,696,564
CubeSmart LP(c)
1,625,000	4.800		07/15/22	1,675,827
925,000	4.375		12/15/23	904,499
Developers Diversified Realty Corp.
590,000	9.625		03/15/16	689,803
3,750,000	7.500		04/01/17	4,351,242
HCP, Inc.
2,525,000	6.300		09/15/16	2,831,807
2,475,000	2.625	(c)	02/01/20	2,358,814
Health Care REIT, Inc.
1,250,000	4.700		09/15/17	1,345,892
775,000	4.125	(c)	04/01/19	818,272
Kilroy Realty LP
2,300,000	5.000		11/03/15	2,458,248
1,125,000	6.625		06/01/20	1,283,098
National Retail Properties, Inc.(c)
2,650,000	3.800		10/15/22	2,513,259
ProLogis LP
2,075,000	6.125		12/01/16	2,312,189
Retail Opportunity Investments Partnership LP(c)
1,825,000	5.000		12/15/23	1,822,679
UDR, Inc.
1,900,000	4.250		06/01/18	2,008,187
Ventas Realty LP(c)
2,625,000	4.250		03/01/22	2,632,578

				36,464,744

Restaurants – 0.6%
McDonald’s Corp.
3,125,000	3.625		05/01/43	2,638,839

Retailers(c) – 0.9%
CVS Caremark Corp.
1,075,000	5.750		05/15/41	1,177,239
NIKE, Inc.
2,936,000	3.625		05/01/43	2,503,880
The Kroger Co.
550,000	2.300		01/15/19	548,494

				4,229,613

Technology - Hardware – 2.2%
Hewlett-Packard Co.
1,400,000	3.000		09/15/16	1,458,655
4,400,000	2.600		09/15/17	4,487,805
1,396,000	4.300		06/01/21	1,408,574
NetApp, Inc.
2,825,000	2.000		12/15/17	2,790,197

				10,145,231

Technology - Software/Services – 0.6%
Apple, Inc.
3,000,000	3.850		05/04/43	2,493,673

Tobacco – 1.3%
Altria Group, Inc.
1,650,000	2.850		08/09/22	1,512,144

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Tobacco – (continued)
Imperial Tobacco Finance PLC(b)
	$4,475,000	2.050%	02/11/18	$ 4,424,969

				5,937,113

Transportation(c) – 0.3%
Burlington Northern Santa Fe LLC
	1,700,000	4.375	09/01/42	1,527,076

Trucking & Leasing(b) – 2.5%
ERAC USA Finance LLC
	3,650,000	5.625	03/15/42	3,727,928
Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,450,000	3.125	05/11/15	1,491,296
	3,100,000	2.500	03/15/16	3,176,003
	3,000,000	2.875	07/17/18	3,004,883

				11,400,110

Wireless Telecommunications – 0.5%
American Tower Corp.
	375,000	3.400	02/15/19	384,979
	1,850,000	3.500	01/31/23	1,686,468

				2,071,447

Wirelines Telecommunications – 6.4%
AT&T, Inc.
	5,050,000	2.625 (c)	12/01/22	4,530,900
Telefonica Emisiones SAU
	625,000	6.221	07/03/17	703,987
	1,750,000	3.192	04/27/18	1,782,158
	1,925,000	5.462	02/16/21	2,039,459
Verizon Communications, Inc.
	5,425,000	4.500	09/15/20	5,783,979
	3,500,000	5.150	09/15/23	3,746,119
	6,350,000	6.400	09/15/33	7,285,519
	2,975,000	6.550	09/15/43	3,480,219

				29,352,340

TOTAL CORPORATE OBLIGATIONS				$360,684,569

Mortgage-Backed Obligations(a) – 2.4%
Commercial Mortgage-Backed Securities – 2.4%
Sequential Floating Rate – 2.4%
GS Mortgage Securities Trust Series 2007-GG10, Class A4
	$10,000,000	5.804%	08/10/45	$ 10,988,837

Agency Debentures – 0.2%
FHLB
	$600,000	3.000%	09/10/21	$ 597,916
Tennessee Valley Authority
	500,000	4.625	09/15/60	446,168

TOTAL AGENCY DEBENTURES				$ 1,044,084

Foreign Debt Obligations – 3.9%
Sovereign – 3.9%
Federal Republic of Brazil
	$1,175,000	7.125%	01/20/37	$ 1,342,437
Perusahaan Penerbit SBSN(b)
	470,000	6.125	03/15/19	499,963

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Chile
$1,510,000	3.625%	10/30/42	$ 1,189,880
Republic of Colombia
230,000	7.375	09/18/37	282,325
930,000	6.125	01/18/41	992,775
Republic of Indonesia
360,000	5.375 (b)	10/17/23	358,200
710,000	8.500	10/12/35	855,550
Republic of Panama(d)
120,000	9.375	04/01/29	165,600
Republic of Turkey
2,040,000	6.250	09/26/22	2,103,750
Republic of Uruguay
400,000	7.625	03/21/36	485,000
Russian Federation(b)
4,800,000	4.875	09/16/23	4,896,000
United Mexican States
3,800,000	6.050	01/11/40	4,132,500
300,000	4.750	03/08/44	270,000

TOTAL FOREIGN DEBT OBLIGATIONS			$17,573,980

Municipal Debt Obligations – 7.2%
California – 2.9%
California State GO Bonds (Refunding-Various Purposes) Series 2013
$585,000	5.000%	09/01/28	$ 630,981
305,000	5.000	09/01/31	321,470
640,000	5.000	09/01/32	669,920
350,000	5.000	09/01/33	364,683
California State GO Bonds (Various Purposes) Series 2013
300,000	5.000	04/01/37	306,891
1,015,000	5.000	04/01/43	1,026,155
California State GO Bonds Build America Taxable Series 2009
1,450,000	7.500	04/01/34	1,850,011
455,000	7.300	10/01/39	571,981
California State GO Bonds Build America Taxable Series 2010
2,320,000	7.625	03/01/40	3,034,258
California State University RB Build America Bonds Series 2010
2,825,000	6.484	11/01/41	3,177,503
California State University Systemwide RB Series 2012 A
320,000	5.000	11/01/37	334,128
285,000	5.000	11/01/42	294,422
City of Los Angeles CA Department of Water & Power RB (Power System) Series 2012 B
255,000	5.000	07/01/43	261,378
City of Los Angeles CA Department of Water & Power RB Series 2012 B
300,000	5.000	07/01/43	310,269

			13,154,050

Florida – 0.1%
Miami-Dade County FL Transit System Sales Surtax RB (Sales Tax) Series 2012
330,000	5.000	07/01/42	330,904

Georgia – 0.2%
DeKalb County GA Water & Sewerage RB Series 2011 A
250,000	5.250	10/01/41	259,143
Private Colleges & Universities GA Authority RB (Emory University) Series 2013 A
845,000	5.000	10/01/43	882,019

			1,141,162

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligation – (continued)
Illinois – 1.2%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
$1,775,000	5.720%	12/01/38	$ 1,887,340
Illinois State GO Bonds Build America Series 2010
3,225,000	6.630	02/01/35	3,359,353
Metropolitan Pier & Exposition Authority Dedicated State Tax RB (Mccormick Place Expansion) Series 2010 A
410,000	5.500	06/15/50	409,344

			5,656,037

Louisiana – 0.1%
Louisiana State Gas & Fuels Tax RB (Second Lien) Series 2010 B
265,000	5.000	05/01/45	270,016

Massachusetts – 0.2%
Massachusetts State Consolidated Loan GO Bonds Series 2013 E
420,000	5.000	08/01/40	436,073
Massachusetts State Development Finance Agency RB (Williams College) Series 2013 P
270,000	5.000	07/01/43	283,092
Massachusetts State School Building Authority Sales Tax RB (Senior) Series 2011 B
270,000	5.000	10/15/41	280,193

			999,358

Missouri – 0.1%
Metropolitan St. Louis MO Sewer District Wastewater System RB Series 2012 A
310,000	5.000	05/01/42	325,246

New Jersey – 0.4%
New Jersey State Economic Development Authority RB (Rutgers University) Series 2013
260,000	5.000	06/15/46	267,283
New Jersey State Transportation Trust Fund Authority RB (Transportation Program) Series 2013 AA
610,000	5.000	06/15/36	622,407
335,000	5.500	06/15/39	356,025
355,000	5.000	06/15/44	354,436
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
350,000	7.414	01/01/40	460,827

			2,060,978

New York – 1.3%
New York City GO Bonds (Refunding) Series 2012 F
255,000	5.000	08/01/24	283,030
New York City GO Bonds (Refunding) Series 2013 I
255,000	5.000	08/01/25	285,011
New York City GO Bonds (Refunding) Series 2013 J
265,000	5.000	08/01/24	298,713
255,000	5.000	08/01/25	285,011
New York City GO Bonds Series 2013 D
255,000	5.000	08/01/24	285,995
New York City Transitional Finance Authority RB (Future Tax Secured) Series 2012 E-1
285,000	5.000	02/01/42	293,772
New York City Water & Sewer System Finance Authority RB (Refunding) Series 2012 CC
260,000	5.000	06/15/45	264,774

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligation – (continued)
New York – (continued)
New York City Water & Sewer System Finance Authority RB (Second General) Series 2012 BB
$535,000	5.000%	06/15/47	$ 545,036
New York City Water & Sewer System Finance Authority RB (Second General) Series 2013 CC
830,000	5.000	06/15/47	846,260
New York City Water & Sewer System Finance Authority RB Series 2013 EE
535,000	5.000	06/15/47	545,481
New York State Dormitory Authority Personal Income Tax RB (General Purpose) Series 2013 A
315,000	5.000	02/15/43	324,280
New York State Urban Development Corp. RB (Personal Income Tax) Series 2011 A
265,000	5.000	03/15/36	275,534
New York State Urban Development Corp. RB (Personal Income Tax) Series 2013 C
460,000	5.000	03/15/30	494,698
475,000	5.000	03/15/31	507,438
555,000	5.000	03/15/32	589,404

			6,124,437

Ohio – 0.2%
Ohio State Turnpike Commission RB (Junior Lien-Infrastructure Projects) Series 2013 A-1
520,000	5.000	02/15/48	511,607
Ohio State Turnpike Commission RB (Senior Lien) Series 2013 A
275,000	5.000	02/15/48	277,995

			789,602

Pennsylvania – 0.1%
Pennsylvania State Turnpike Commission RB Series 2013 C
250,000	5.000	12/01/43	248,070

Texas – 0.1%
Dallas-Fort Worth TX International Airport RB (Improvement) Series 2013 B
260,000	5.000	11/01/44	255,169

Washington – 0.3%
University of Washington RB (General) Series 2013
275,000	5.000	07/01/41	285,950
Washington State GO Bonds (Motor Vehicle Fuel Tax) Series 2013 B
250,000	5.000	08/01/33	266,443
250,000	5.000	08/01/34	264,215
Washington State GO Bonds (Various Purposes) Series 2013 A
295,000	5.000	08/01/34	311,774
350,000	5.000	08/01/35	369,621

			1,498,003

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 32,853,032

U.S. Treasury Obligation(e) – 0.1%
United States Treasury Bonds
$600,000	3.750%	11/15/43	$ 579,798

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.5%
Interest Rate Swaptions
Bank of America NA Call - OTC-10 year Interest Rate Swap Strike Price 3.590%
$5,700,000	3.590%	03/22/16	$ 404,959
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
5,200,000	4.070	03/29/16	259,405
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
10,400,000	3.633	02/19/16	692,168
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
16,100,000	1.950	10/26/15	171,153
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
16,000,000	2.030	10/26/15	160,083
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
15,500,000	1.855	11/02/15	181,911
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.610%
4,700,000	3.610	02/16/16	316,287

TOTAL OPTIONS PURCHASED – 0.5%			$ 2,185,966

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$425,910,266

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 5.5%
Repurchase Agreement – 5.5%
Joint Repurchase Agreement Account II
$25,100,000	0.019%	01/02/14	$ 25,100,000

TOTAL INVESTMENTS – 99.0%			$451,010,266

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			4,590,544

NET ASSETS – 100.0%			$455,600,810

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $68,258,441, which represents approximately 15.0% of net assets as of December 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2013.

(e)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

JPMorgan Securities, Inc.	USD/GBP	01/24/14	$1,002,903	$(14,167)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(116)	December 2015	$(28,673,750)	$72,239
Eurodollars	(58)	March 2016	(14,292,650)	27,553
Eurodollars	(58)	June 2016	(14,246,975)	35,402
Ultra Long U.S. Treasury Bonds	(77)	March 2014	(10,491,250)	139,873
2 Year U.S. Treasury Notes	126	March 2014	27,696,375	(52,302)
5 Year U.S. Treasury Notes	78	March 2014	9,306,375	(93,586)
10 Year U.S. Treasury Notes	(185)	March 2014	(22,763,672)	334,753
20 Year U.S. Treasury Bonds	414	March 2014	53,121,375	(908,421)

TOTAL				$(444,489)

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank Securities, Inc.	$7,200	10/30/17	1.450%	3 month LIBOR	$(79,743)
	7,200	10/30/17	1.530	3 month LIBOR	(68,450)
	12,600	03/10/26	3.170	3 month LIBOR	(967,049)
JPMorgan Securities, Inc.	7,000	11/06/17	1.355	3 month LIBOR	(93,703)

TOTAL					$(1,208,945)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$29,200	03/19/16	3 month LIBOR	0.750%	$88	$(94,704)
	37,700	11/25/17	3 month LIBOR	1.675	74,110	241,345
	1,800	03/19/19	2.000%	3 month LIBOR	9,880	(4,286)
	3,100	08/29/19	3.560	3 month LIBOR	7	24,770
	45,100	11/25/20	2.920	3 month LIBOR	(158,755)	(522,494)
	9,800	03/19/21	2.750	3 month LIBOR	230,914	(130,971)
	1,600	08/27/21	3 month LIBOR	3.095	9	(23,473)
	1,600	08/27/21	3 month LIBOR	3.132	9	(27,349)
	20,000	11/25/23	3 month LIBOR	3.511	80,192	278,946
	25,700	03/19/24	3 month LIBOR	3.250	$206	$(166,235)
	9,300	03/19/29	3 month LIBOR	3.500	112	171,532

TOTAL					$236,772	$(252,919)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$2,175	(1.000)%	06/20/14	0.035%	$(3,727)$	(6,957)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,900	(1.000)	06/20/14	0.035	(7,070)	(12,087)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	10,400	(1.000)	06/20/14	0.035	(19,578)	(31,507)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	4,575	(1.000)	06/20/14	0.035	(7,306)	(15,167)
Protection Sold:
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	9,825	1.000	06/20/16	0.215	6,615	187,799

TOTAL						$(31,066)	$122,081

(b)

Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Markit iTraxx Europe Index 20	EUR 39,000	1.000%	12/20/18	0.703%	$332,965	$447,576

(b)

Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$443,414,991

Gross unrealized gain	16,333,557
Gross unrealized loss	(8,738,282)

Net unrealized security gain	$7,595,275

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 67.5%
Brazil – 7.2%
Brazil Letras do Tesouro Nacional (A-/Baa2)(a)
BRL	38,147,000	0.000%		07/01/14	$ 15,399,819
	38,980,000	0.000		01/01/15	14,907,882
	6,877,000	0.000		04/01/15	2,558,631
	5,523,000	0.000		01/01/16	1,873,258
Brazil Letras do Tesouro Nacional (NR/Baa2)(a)
	57,600,000	0.000		07/01/17	16,127,455
Brazil Notas do Tesouro Nacional (A-/Baa2)
	4,854,952	6.000		08/15/16	2,087,489
	1,979,598	6.000		05/15/17	846,263
	22,806,000	10.000		01/01/18	8,911,554
	24,246,000	10.000		01/01/19	9,263,856
	68,651,000	10.000		01/01/23	24,508,274
	93,835,763	6.000		08/15/40	37,286,015
	41,653,680	6.000		08/15/50	16,410,046

					150,180,542

Chile – 0.7%
Bonos de la Tesoreria de la Republica (NR/NR)
CLP	2,016,276,940	3.000		01/01/15	3,875,995
Bonos del Banco Central de Chile en Pesos (NR/NR)
	1,245,000,000	6.000		06/01/17	2,464,638
	1,491,811,840	3.000		03/01/22	3,008,190
Republic of Chile (NR/NR)
	2,905,000,000	6.000		01/01/18	5,749,522

					15,098,345

Colombia – 6.6%
Republic of Colombia (NR/NR)
COP	31,079,400,000	8.000		10/28/15	17,064,587
	159,795,200,000	7.000		05/04/22	84,412,551
	13,072,200,000	7.500		08/26/26	6,755,655
	25,213,100,000	6.000		04/28/28	11,608,953
Republic of Colombia (NR/Baa3)
	3,538,000,000	4.375		03/21/23	1,616,742
Republic of Colombia (BBB/Baa3)
	2,399,000,000	12.000		10/22/15	1,401,306
	3,715,000,000	7.750		04/14/21	2,124,146
	13,012,000,000	9.850		06/28/27	8,473,770
	4,598,000,000	9.850		06/28/27	2,994,343

					136,452,053

Costa Rica – 0.6%
Republic of Costa Rica (NR/NR)
CRC	3,863,000,000	11.130		03/28/18	8,525,635
	678,300,000	9.200		03/27/19	1,391,218
Republic of Costa Rica (BB/Baa3)
	$2,260,000	5.625		04/30/43	1,909,700
	1,300,000	5.625	(b)	04/30/43	1,098,500

					12,925,053

Dominican Republic – 1.9%
Dominican Republic (NR/NR)
DOP	149,000,000	13.000		01/03/20	3,454,218
	131,000,000	15.950		06/04/21	3,448,139
	412,100,000	16.950		02/04/22	11,304,923
	331,000,000	14.500	(b)	02/10/23	7,991,286
	100,000	14.500		02/10/23	2,414
	457,600,000	18.500	(b)	02/04/28	12,858,881

					39,059,861

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Honduras – 0.6%
Republic of Honduras (B/B2)
	$10,180,000	8.750	%(b)	12/16/20	$ 10,230,900
	1,690,000	7.500		03/15/24	1,537,900

					11,768,800

Hungary – 0.6%
Hungary Government Bond (BB/Ba1)
HUF	2,396,510,000	7.750		08/24/15	11,858,028

Indonesia(b) – 0.3%
Republic of Indonesia (BB+/Baa3)
	$6,630,000	5.375		10/17/23	6,596,850

Ivory Coast(c) – 0.4%
Republic of Ivory Coast (NR/NR)
	10,171,000	5.750		12/31/32	8,988,621

Malaysia – 3.2%
Malaysia Government Bond (NR/NR)
MYR	59,190,000	0.000	(a)	05/22/14	17,865,901
	54,080,000	0.000	(a)	05/27/14	16,316,795
	37,640,000	0.000	(a)	07/08/14	11,317,924
	19,850,000	3.434		08/15/14	6,072,264
	28,290,000	0.000	(a)	11/06/14	8,425,632
Malaysia Government Bond (NR/A3)
	20,140,000	4.262		09/15/16	6,279,339

					66,277,855

Mexico – 4.5%
United Mexican States (A/Baa1)
MXN	440,700	8.000		12/17/15	36,437
	18,391,600	6.250		06/16/16	1,480,236
	1,763,400	7.250		12/15/16	145,506
	44,085,400	6.500		06/10/21	3,466,120
	36,212,100	6.500		06/09/22	2,804,538
	3,859,500	8.000		12/07/23	329,388
	144,002,000	7.500		06/03/27	11,773,399
	92,321,700	8.500		05/31/29	8,043,407
	528,919,500	7.750		05/29/31	42,430,221
	152,089,100	10.000		11/20/36	14,824,616
	94,567,700	8.500		11/18/38	8,013,391

					93,347,259

Paraguay – 0.4%
Republic of Paraguay (BB-/Ba3)
	$7,770,000	4.625	(b)	01/25/23	7,303,800
	1,050,000	4.625		01/25/23	987,000

					8,290,800

Peru – 1.5%
Peru Government Bond (A-/Baa2)
PEN	58,968,000	7.840		08/12/20	24,043,742
Republic of Peru (A-/Baa2)
	497,000	8.200		08/12/26	207,620
Republic of Peru (NR/Baa2)
	15,557,000	6.950		08/12/31	5,531,446
	1,963,000	6.850		02/12/42	674,680

					30,457,488

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Philippines – 0.7%
Republic of Philippines (BBB-/Baa3)
PHP	661,000,000	3.900%	11/26/22	$ 14,388,235
	15,000,000	6.250	01/14/36	358,519

				14,746,754

Poland – 4.6%
Poland Government Bond (A/NR)
PLN	4,290,000	2.500	07/25/18	1,352,876
Poland Government Bond (A/A2)
	94,918,638	3.000	08/24/16	32,895,786
	24,100,000	5.500	10/25/19	8,646,343
	59,280,000	5.250	10/25/20	21,054,822
	87,560,000	5.750	10/25/21	31,905,748
	1,550,000	5.750	09/23/22	566,065

				96,421,640

Romania – 0.8%
Republic of Romania (NR/NR)
RON	51,060,000	5.900	07/26/17	16,480,442

Russia – 8.9%
Russian Federation Bond (NR/Baa1)
RUB	377,270,000	7.050	01/19/28	10,680,007
Russian Federation (BBB/Baa1)(b)
	$14,800,000	3.500	01/16/19	15,077,500
Russian Federation Bond (BBB+/Baa1)
RUB	48,000,000	7.350	01/20/16	1,489,364
	2,382,580,000	6.200	01/31/18	70,651,563
	1,238,870,000	7.500	02/27/19	38,407,949
	821,520,000	7.600	07/20/22	25,048,008
	791,030,000	7.000	08/16/23	23,001,548
	11,275,000	8.150	02/03/27	354,238

				184,710,177

South Africa – 0.7%
Republic of South Africa (A-/Baa1)
ZAR	18,480,000	8.000	12/21/18	1,819,399
Republic of South Africa (NR/NR)
	59,073,000	7.750	02/28/23	5,575,804
Republic of South Africa (NR/Baa1)
	55,250,000	7.000	02/28/31	4,403,530
	54,900,000	6.500	02/28/41	3,844,279

				15,643,012

Thailand – 9.4%
Thailand Government Bond (NR/Baa1)
THB	223,500,000	3.250	06/16/17	6,867,061
	369,980,000	3.580	12/17/27	10,464,023
	97,800,000	3.775	06/25/32	2,707,623
Thailand Government Bond (A-/Baa1)
	116,300,000	5.250	05/12/14	3,575,570
	1,283,642,000	3.625	05/22/15	39,693,418
	615,590,000	3.125	12/11/15	18,933,107
	951,125,000	4.125	11/18/16	29,764,997
	261,000,000	2.800	10/10/17	7,835,110
	16,427,000	3.875	06/13/19	511,314
	365,992,384	1.200	07/14/21	10,383,124
	1,614,150,000	3.650	12/17/21	48,716,860
	561,120,000	3.625	06/16/23	16,688,009

				196,140,216

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Turkey – 13.9%
Turkey Government Bond (NR/NR)
TRY	20,025,000	11.000%		08/06/14	$ 9,372,886
	91,710,000	7.500		09/24/14	42,069,852
	131,910,000	6.500		01/07/15	59,402,468
	190,815,000	5.000		05/13/15	83,376,645
	25,150,000	9.000		01/27/16	11,500,010
	21,000,000	9.000		03/08/17	9,509,758
	85,990,000	6.300		02/14/18	35,164,208
	23,320,000	8.300		06/20/18	10,147,409
	62,185,000	9.500		01/12/22	27,702,839

					288,246,075

TOTAL SOVEREIGN DEBT OBLIGATIONS					$ 1,403,689,871

Structured Notes – 11.7%
Brazil – 1.5%
Notas do Tesouro Nacional (Issuer Barclays Bank PLC) (NR/NR)(b)
BRL	12,695,759	6.000%		05/08/14	$ 5,001,670
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London) (NR/NR)
	8,151,000	6.000		03/21/14	7,751,671
	32,677,000	10.000		03/21/14	12,370,580
	2,500,000	6.000		04/14/14	2,377,522
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
	845,000	10.000	(d)	01/01/17	338,411
	7,382,349	6.000		08/15/40	2,933,406

					30,773,260

Colombia – 1.7%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	24,676,000,000	11.250	(b)	10/25/18	15,424,883
	15,491,000,000	11.250	(b)	10/25/18	9,683,371
	12,492,000,000	11.000		07/27/20	7,906,975
	4,226,000,000	11.000		07/25/24	2,733,042

					35,748,271

Indonesia – 5.7%
Republic of Indonesia (Issuer Barclays Bank PLC) (NR/NR)
IDR	140,000,000,000	10.000		07/17/17	12,189,427
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)
	75,000,000,000	8.250		07/19/21	6,062,953
	105,400,000,000	7.000	(b)	05/17/22	7,880,288
	35,400,000,000	7.000	(b)	05/17/27	2,460,621
	29,500,000,000	8.250	(b)	06/17/32	2,251,114
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (A/NR)
	50,100,000,000	10.000		07/17/17	4,362,074
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(b)
	46,000,000,000	10.000		07/18/17	4,005,098
	80,000,000,000	11.000		11/17/20	7,464,061
	66,250,000,000	7.000		05/17/27	4,604,977
	161,824,000,000	6.125		05/17/28	10,238,765
	102,714,000,000	9.000		03/19/29	8,423,536
	42,700,000,000	10.500		08/19/30	3,945,473
	74,554,000,000	6.625		05/17/33	4,763,335
	288,650,000,000	6.625		05/17/33	18,442,159
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)(b)
	186,900,000,000	9.000		03/19/29	15,327,598
IDR	89,862,000,000	9.000		03/19/29	7,369,549

					119,791,028

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – (continued)
Nigeria(b) – 2.8%
Federal Republic of Nigeria (Issuer Citigroup Funding, Inc.) (NR/NR)
NGN	1,791,000,000	15.100%		05/01/17	$ 11,762,233
	530,000,000	16.000		07/03/19	3,674,174
Federal Republic of Nigeria (Issuer Deutsche Bank AG (London) (NR/NR)(a)
	4,175,000,000	0.000		02/10/14	25,813,481
	639,000,000	0.000		03/10/14	3,913,820
	939,000,000	0.000		03/24/14	5,719,182
Federal Republic of Nigeria (Issuer HSBC Corp.) (NR/NR)
	841,600,000	15.100		05/01/17	5,527,133
	301,630,000	7.000		10/23/19	1,424,663

					57,834,686

TOTAL STRUCTURED NOTES					$ 244,147,245

Corporate Obligations – 7.4%
Brazil(b) – 0.2%
Banco Santander Brasil SA (BBB/Baa2)
BRL	12,900,000	8.000%		03/18/16	$ 5,044,465

Costa Rica(b) – 0.0%
Banco Nacional de Costa Rica (NR/Baa3)
	$800,000	6.250		11/01/23	780,000

Ireland(b) – 1.2%
AHML Finance Ltd. (BBB/Baa1)
RUB	837,300,000	7.750		02/13/18	25,072,414

Luxembourg – 0.6%
Gazprom Neft OAO Via GPN Capital SA (BBB-/Baa2)
	$5,610,000	4.375		09/19/22	5,133,150
	4,940,000	6.000	(b)	11/27/23	5,020,275
Rosneft Finance SA (BBB/Baa1)
	1,630,000	7.875		03/13/18	1,880,612

					12,034,037

Mexico – 1.5%
America Movil SAB de CV (A-/A2)
MXN	32,510,000	6.450		12/05/22	2,278,389
	90,200,000	8.460		12/18/36	6,532,348
Grupo Televisa SAB (BBB+/Baa1)
	150,510,000	7.250		05/14/43	9,334,387
Petroleos Mexicanos (A/Baa1)(b)
	157,613,000	7.650		11/24/21	12,385,679

					30,530,803

Netherlands – 0.4%
Lukoil International Finance BV (BBB/Baa2)
	$3,240,000	7.250		11/05/19	3,734,100
	1,560,000	6.125		11/09/20	1,686,750
	290,000	4.563		04/24/23	271,875
	1,740,000	4.563	(b)	04/24/23	1,631,250

					7,323,975

South Africa – 2.1%
Transnet Ltd. (NR/NR)
ZAR	46,000,000	10.500		09/17/20	4,750,477
	18,000,000	10.800		11/06/23	1,901,519
	93,000,000	9.500		08/19/25	8,899,116
	181,000,000	8.900		11/14/27	16,594,369
Transnet Ltd. (A-/A3)
	136,000,000	10.000		03/30/29	11,712,984

					43,858,465

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Thailand – 1.4%
Bank of Thailand (NR/NR)
THB	344,260,000	0.000	%(a)	02/06/14	$ 10,452,421
	172,130,000	2.850		08/19/15	5,259,996
Bank of Thailand (NR/Baa1)
	92,000,000	3.300		04/30/14	2,806,031
	71,560,000	2.950		01/14/16	2,185,990
	290,200,000	3.220		03/01/16	8,907,603

					29,612,041

TOTAL CORPORATE OBLIGATIONS					$ 154,256,200

U.S. Treasury Obligations – 7.5%
United States Treasury Bonds (NR/NR)
	$22,700,000	3.625%		08/15/43	$ 21,433,793
	24,200,000	3.750		11/15/43	23,385,187
United States Treasury Notes (NR/NR)
	31,625,000	1.250		11/30/18	30,946,326
	43,300,000	2.000	(e)	09/30/20	42,319,688
	39,800,000	1.750		10/31/20	38,178,947

TOTAL U.S. TREASURY OBLIGATIONS					$ 156,263,941

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT					$ 1,958,357,257

Short-term Investment(f) – 4.7%
Repurchase Agreement – 4.7%
Joint Repurchase Agreement Account II
	$96,900,000	0.019%		01/02/14	$ 96,900,000

TOTAL INVESTMENTS – 98.8%					$ 2,055,257,257

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%					24,858,859

NET ASSETS – 100.0%					$ 2,080,116,116

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $296,212,984, which represents approximately 14.2% of net assets as of December 31, 2013.

(c)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2013.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(e)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CRC	— Costa Rican Colon
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLICP	— Sinacofi Chile Interbank Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	USD/PLN	03/19/14	$11,239,244	$12,756
Barclays Bank PLC	USD/BRL	01/13/14	7,171,486	60,514
	USD/MXN	03/19/14	3,823,408	57,592
	USD/MYR	02/13/14	2,699,442	49,238
	USD/ZAR	03/19/14	18,397,403	211,353
	ZAR/USD	03/19/14	17,779,510	21,321
BNP Paribas SA	CZK/EUR	03/19/14	9,545,770	71,332
	EUR/PLN	03/19/14	5,722,059	12,227
	PLN/USD	03/19/14	13,384,970	66,937
Citibank NA	PEN/USD	02/10/14	2,795,526	21,152
	USD/BRL	01/31/14	11,930,054	137,535
	USD/IDR	01/24/14	7,046,508	68,492
	USD/JPY	03/19/14	21,140,384	541,616
	USD/MYR	01/24/14	9,181,733	123,123
Credit Suisse International (London)	COP/USD	01/09/14	7,262,826	52,826
	COP/USD	01/17/14	1,227,815	11,053
	PEN/USD	01/17/14	5,806,515	56,979
	USD/COP	01/17/14	53,592,858	432,323
	USD/EUR	03/19/14	23,250,188	4,743
	USD/RUB	01/17/14	67,502,166	1,162,117
Deutsche Bank AG (London)	USD/IDR	01/24/14	2,544,679	2,702
	USD/MYR	01/24/14	10,584,474	87,526
	USD/RUB	01/17/14	4,325,918	44,082
	USD/THB	01/24/14	35,145,223	1,204,211
	USD/THB	02/03/14	18,547,749	357,944
	USD/THB	02/18/14	14,122,854	209,286
HSBC Bank PLC	CNH/USD	01/08/14	138,462	382
	MXN/USD	03/19/14	6,456,168	8,480
	PEN/USD	02/10/14	5,100,982	11,689
	RON/USD	03/19/14	17,387,344	310,134
	RUB/USD	01/17/14	6,887,935	55,646
	USD/BRL	01/17/14	10,366,962	702,349
	USD/IDR	01/24/14	13,085,795	276,205
	USD/JPY	03/19/14	7,113,949	184,051
	USD/PLN	03/19/14	3,256,122	20,878
	USD/SGD	03/19/14	14,325,733	52,267
JPMorgan Securities, Inc.	HUF/USD	03/19/14	134,782,114	2,002,398
	USD/MYR	01/24/14	14,514,394	380,560
Morgan Stanley Capital Services, Inc.	USD/BRL	01/13/14	7,419,867	17,872
	USD/IDR	01/24/14	22,827,114	284,703
	USD/TRY	03/19/14	155,005,796	7,597,894
Royal Bank of Canada	BRL/USD	01/09/14	14,551,680	131,680
	BRL/USD	01/10/14	7,365,489	63,489
	BRL/USD	01/17/14	8,698,058	41,055
	PEN/USD	01/17/14	2,916,407	6,018
	USD/BRL	01/09/14	4,805,734	65,536
	USD/BRL	01/10/14	11,632,877	104,367
	USD/BRL	01/13/14	15,275,028	342,315
	USD/BRL	01/31/14	11,235,676	250,218
	USD/CLP	01/17/14	17,826,657	720,834
	USD/MXN	03/19/14	11,054,733	48,267
Royal Bank of Scotland PLC	TRY/USD	03/19/14	6,591,809	36,809
	USD/TRY	03/19/14	3,520,566	105,249

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Standard Chartered Bank	CNH/USD	01/08/14	$32,588,271	$241,271
	USD/COP	01/17/14	74,495,147	1,122,536
	USD/HUF	03/19/14	4,005,082	19,045
	USD/JPY	03/19/14	7,100,950	185,050
	USD/NGN	02/13/14	2,407,953	4,458
	USD/SGD	03/19/14	43,197,308	289,728
State Street Bank	JPY/USD	03/19/14	6,489,291	3,291
	USD/JPY	03/19/14	21,062,782	633,218
	USD/MXN	03/19/14	8,131,227	40,874
UBS AG (London)	BRL/USD	01/10/14	27,753,123	48,123
	CNH/USD	01/08/14	7,745,986	35,721
	PHP/USD	02/07/14	12,605,313	10,454
	PLN/USD	03/19/14	147,184,553	1,076,058
	USD/BRL	01/13/14	14,170,741	238,259
	USD/BRL	01/17/14	24,544,067	262,117
	USD/JPY	03/19/14	7,127,032	148,146
Westpac Banking Corp.	USD/MYR	01/28/14	7,873,480	111,064

TOTAL				$23,371,738

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/PLN	03/19/14	$17,662,647	$(47,058)
	KRW/USD	01/13/14	14,539,493	(12,507)
	USD/EUR	03/19/14	14,594,476	(46,906)
	USD/HUF	03/19/14	2,652,071	(17,275)
	USD/PLN	03/19/14	12,225,714	(78,714)
	USD/RUB	02/14/14	10,300,253	(5,720)
Barclays Bank PLC	COP/USD	01/17/14	3,383,205	(61,030)
	KRW/USD	01/13/14	14,353,908	(10,092)
	MXN/USD	03/19/14	5,602,388	(53,036)
	MYR/USD	01/13/14	5,951,552	(112,448)
	PHP/USD	01/24/14	3,543,204	(61,498)
	PHP/USD	01/27/14	5,284,613	(88,705)
	RUB/USD	01/17/14	7,590,731	(20,140)
	TRY/USD	03/19/14	13,538,930	(465,070)
	USD/IDR	01/24/14	5,004,895	(4,895)
	USD/NGN	02/13/14	4,979,144	(6,144)
	ZAR/USD	03/19/14	6,878,731	(76,200)
BNP Paribas SA	EUR/HUF	03/19/14	7,036,105	(40,826)
	JPY/USD	03/19/14	7,072,043	(116,957)
	PHP/USD	01/28/14	4,002,068	(66,103)
	USD/CZK	03/19/14	23,209,555	(277,739)
	USD/HUF	03/19/14	4,780,489	(37,489)
Citibank NA	BRL/USD	01/13/14	28,760,123	(345,877)
	BRL/USD	01/17/14	14,067,838	(709,388)
	INR/USD	01/16/14	7,222,840	(9,160)
	JPY/USD	03/19/14	14,553,653	(101,347)
	MXN/USD	03/19/14	14,499,300	(96,700)
	MYR/USD	01/24/14	79,017,510	(2,280,376)
	NGN/USD	02/13/14	7,226,694	(44,829)
	RUB/USD	01/17/14	47,203,443	(354,855)
	TWD/USD	01/10/14	15,796,227	(154,619)
	USD/COP	01/17/14	3,674,513	(13,631)
	USD/KRW	01/24/14	8,982,418	(140,005)
	USD/MYR	01/24/14	6,055,960	(37,798)
Credit Suisse International (London)	BRL/USD	01/17/14	12,836,781	(814,319)
	COP/USD	01/17/14	24,383,302	(467,218)
	RUB/USD	01/17/14	910,472	(2,526)
	USD/COP	01/17/14	6,897,796	(34,796)
	USD/PEN	01/17/14	9,888,065	(36,174)
	USD/RUB	01/23/14	27,859,565	(133,565)
Deutsche Bank AG (London)	CLP/USD	01/17/14	7,037,703	(49,298)
	EUR/HUF	03/19/14	7,436,260	(138,334)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London) (continued)	IDR/USD	01/24/14	$26,891,792	$(1,252,162)
	INR/USD	01/13/14	7,211,426	(64,574)
	JPY/USD	03/19/14	9,550,893	(125,107)
	MXN/USD	03/19/14	224,441,091	(3,474,776)
	MYR/USD	01/24/14	19,754,377	(702,284)
	PHP/USD	01/28/14	3,557,093	(7,110)
	RUB/USD	01/17/14	36,475,917	(265,387)
	THB/USD	01/24/14	5,967,178	(80,621)
	THB/USD	02/03/14	17,509,800	(277,319)
	TRY/USD	03/19/14	4,195,008	(133,826)
	TWD/USD	02/06/14	15,128,958	(184,042)
	USD/BRL	01/10/14	14,600,217	(183,854)
	USD/CNH	01/08/14	40,472,719	(1,056,719)
	USD/MYR	01/24/14	4,390,785	(20,785)
	USD/PHP	01/27/14	3,572,712	(19,712)
	USD/PLN	03/19/14	5,393,051	(57,051)
	USD/THB	01/24/14	12,226,513	(9,413)
HSBC Bank PLC	COP/USD	01/17/14	1,292,576	(13,674)
	MYR/USD	01/24/14	21,771,929	(570,848)
	NGN/USD	02/13/14	12,852,691	(14,257)
	USD/COP	01/17/14	3,579,310	(15,760)
	USD/MXN	03/19/14	3,290,837	(13,837)
	USD/MYR	01/24/14	10,075,002	(75,002)
	USD/PLN	03/19/14	4,116,844	(24,746)
	USD/RUB	02/07/14	31,239,219	(484,392)
	USD/SGD	03/19/14	14,034,215	(30,215)
JPMorgan Securities, Inc.	BRL/USD	01/17/14	27,050,400	(1,307,485)
	EUR/USD	03/19/14	1,085,403	(6,171)
	IDR/USD	01/22/14	2,736,990	(44,471)
	JPY/USD	03/19/14	7,082,167	(154,441)
	MYR/USD	01/24/14	48,478,380	(1,698,098)
	MYR/USD	02/13/14	4,375,528	(91,376)
	TRY/USD	03/19/14	5,581,788	(253,212)
	TWD/USD	01/21/14	3,526,708	(28,675)
	USD/RUB	01/27/14	22,898,037	(57,153)
Morgan Stanley Capital Services, Inc.	BRL/USD	01/13/14	26,949,058	(139,942)
	MYR/USD	01/10/14	4,111,574	(121,455)
	PLN/USD	03/19/14	7,346,035	(40,491)
	TRY/USD	03/19/14	8,971,215	(473,785)
Royal Bank of Canada	BRL/USD	01/13/14	7,207,215	(90,785)
	BRL/USD	01/17/14	12,948,012	(727,480)
	BRL/USD	01/21/14	6,953,122	(100,878)
	MXN/USD	03/19/14	1,379,032	(863)
	USD/CLP	01/31/14	8,036,270	(35,578)
	USD/MXN	03/19/14	11,931,145	(30,145)
Royal Bank of Scotland PLC	TRY/USD	03/19/14	20,173,277	(761,723)
Standard Chartered Bank	MYR/USD	01/24/14	32,532,768	(849,858)
	MYR/USD	02/07/14	29,928,266	(186,638)
	PHP/USD	01/09/14	8,320,005	(90,589)
	USD/NGN	02/13/14	26,692,469	(147,391)
State Street Bank	MXN/USD	03/19/14	2,710,997	(12,378)
	ZAR/USD	03/19/14	149,376,134	(1,539,700)
UBS AG (London)	BRL/USD	01/13/14	14,772,338	(85,662)
	BRL/USD	01/21/14	10,815,316	(117,684)
	IDR/USD	01/24/14	40,717,745	(4,146,805)
	MYR/USD	01/10/14	15,167,002	(295,986)
	MYR/USD	01/24/14	49,197,003	(1,394,390)
	USD/BRL	01/09/14	9,745,946	(132,946)
	USD/BRL	01/13/14	41,376,617	(322,469)
	USD/RUB	02/14/14	5,885,323	(15,846)
Westpac Banking Corp.	MYR/USD	01/24/14	13,301,699	(363,300)
	USD/KRW	01/13/14	2,233,573	(12,573)

TOTAL				$(32,707,262)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(1,774)	December 2015	$(438,510,625)	$1,104,764
Eurodollars	(887)	March 2016	(218,578,975)	421,367
Eurodollars	(887)	June 2016	(217,880,462)	541,412
Ultra Long U.S. Treasury Bonds	(314)	March 2014	(42,782,500)	560,524
2 Year U.S. Treasury Notes	490	March 2014	107,708,125	(205,497)
5 Year U.S. Treasury Notes	(2,160)	March 2014	(257,715,000)	2,805,494
10 Year U.S. Treasury Notes	(1,730)	March 2014	(212,871,094)	3,597,369
20 Year U.S. Treasury Bonds	146	March 2014	18,733,625	(207,272)

TOTAL				$8,618,161

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	30,000		01/04/16	10.010%	1 month Brazilian Interbank Deposit Average	$—	$(255,671)
		56,680		01/04/16	8.010	1 month Brazilian Interbank Deposit Average	—	(1,339,947)
		84,080		01/04/16	8.100	1 month Brazilian Interbank Deposit Average	—	(1,910,695)
	KRW	48,420,000	(a)	08/10/22	3 month KWCDC	3.120%	—	1,049,044
	CLP	2,809,080		06/07/23	6 month CLICP	5.360	—	14,364
	MXN	435,070	(a)	04/22/27	9.300	Mexico Interbank TIIE 28 Days	—	(132,925)
		158,630	(a)	09/03/27	8.590	Mexico Interbank TIIE 28 Days	—	(308,651)
Barclays Bank PLC	BRL	59,930		01/02/15	1 month Brazilian Interbank Deposit Average	10.740	—	(52,445)
		12,580		01/04/16	10.300	1 month Brazilian Interbank Deposit Average	—	(77,048)
		64,200		01/04/16	11. 555	1 month Brazilian Interbank Deposit Average	—	8,045
	TWD	587,590		09/11/17	3 month TWD	1.030	—	145,177
	KRW	26,091,240	(a)	09/18/22	3 month KWCDC	3.300	—	390,952
		30,000,000	(a)	10/09/22	3 month KWCDC	3.120	—	662,104
		6,345,000	(a)	11/21/22	3 month KWCDC	3.150	—	134,430
		19,698,730	(a)	11/29/22	3 month KWCDC	3.225	—	357,909
		37,196,850	(a)	11/29/22	3 month KWCDC	3.230	—	675,835
		26,791,540	(a)	12/05/22	3 month KWCDC	3.275	—	436,793
		15,721,430		05/06/23	3 month KWCDC	2.710	—	834,703
	MXN	55,780		05/12/23	5.615	Mexico Interbank TIIE 28 Days	—	(353,832)
	ZAR	79,230		05/29/23	7.150	3 month JIBAR	—	(498,683)
	KRW	5,705,980		06/19/23	3 month KWCDC	3.185	—	98,310
	MXN	703,500	(a)	06/29/27	8.010	Mexico Interbank TIIE 28 Days	—	(2,113,684)
		301,660	(a)	07/30/27	8.650	Mexico Interbank TIIE 28 Days	—	(535,535)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC (continued)	KRW	6,115,600		01/24/28	3 month KWCDC	3.000%	$23	$304,449
	MXN	250,850		11/05/32	6.747%	Mexico Interbank TIIE 28 Days	(2,897)	(2,404,388)
Citibank NA	BRL	52,500		01/04/16	8.640	1 month Brazilian Interbank Deposit Average	—	(987,670)
		78,140		01/04/16	11.700	1 month Brazilian Interbank Deposit Average	—	102,534
		82,860		01/04/16	10.090	1 month Brazilian Interbank Deposit Average	—	(653,028)
		10		01/02/17	1 month Brazilian Interbank Deposit Average	9.000	—	273
	PLN	16,700		01/21/18	6 month WIBOR	3.590	—	(110,494)
	ZAR	166,000		05/31/18	6.500	3 month JIBAR	—	(395,053)
	ILS	106,760		11/12/18		2.315	—	(74,919)
		57,510		11/13/18		2.346	—	(63,532)
	ZAR	306,200		11/02/19	6.590	3 month JIBAR	—	(1,307,526)
		162,000		05/30/20	6.620	3 month JIBAR	—	(838,640)
	KRW	12,519,550		05/06/23	3 month KWCDC	2.720	—	654,974
	ZAR	73,340		05/29/23	7.160	3 month JIBAR	—	(456,880)
	PLN	8,140		07/31/23	6 month WIBOR	3.840	—	62,929
	KRW	6,750,740		09/04/23	3 month KWCDC	3.460	—	(26,258)
	MXN	94,190	(a)	09/03/27	8.520	Mexico Interbank TIIE 28 Days	—	(196,229)
	KRW	19,730,000	(a)	03/13/28	3 month KWCDC	3.165	—	305,140
Credit Suisse International (London)	BRL	34,420		01/04/16	8.134	1 month Brazilian Interbank Deposit Average	—	(773,840)
	MXN	119,940		05/22/23	5.980	Mexico Interbank TIIE 28 Days	—	(511,876)
Deutsche Bank Securities, Inc.	BRL	363,010		04/01/14	10.130	1 month Brazilian Interbank Deposit Average	—	50,702
		10,370		01/04/16	11.781	1 month Brazilian Interbank Deposit Average	—	19,087
		42,100		01/04/16	10.370	1 month Brazilian Interbank Deposit Average	—	(255,386)
		56,320		01/04/16	10.347	1 month Brazilian Interbank Deposit Average	—	(353,375)
		71,300		01/04/16	8.860	1 month Brazilian Interbank Deposit Average	—	(1,235,058)
		82,570		01/04/16	10.335	1 month Brazilian Interbank Deposit Average	—	(527,826)
		264,380		01/04/16	8.275	1 month Brazilian Interbank Deposit Average	—	(5,575,839)
	ZAR	132,550		05/30/18	6.520	3 month JIBAR	—	(305,611)
		162,430		05/31/18	6.530	3 month JIBAR	—	(368,478)
		66,000		06/07/18	7.110	3 month JIBAR	—	(13,042)
		168,500		06/07/18	7.100	3 month JIBAR	—	(39,527)
	CLP	4,106,880		10/03/18	6 month CLICP	4.990	—	(71,224)
		1,802,040		10/22/18	6 month CLICP	4.860	—	(10,439)
	ILS	40,030		11/19/18		2.230	—	24,799
	ZAR	190,000		01/02/20	6.200	3 month JIBAR	(1,160)	(1,200,382)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc. (continued)	BRL	26,470		01/04/21	9.340%	1 month Brazilian Interbank Deposit Average	$—	$(1,308,764)
	ZAR	7,820		05/23/21	6.550	3 month JIBAR	—	(56,022)
	KRW	22,865,240	(a)	09/14/22	3 month KWCDC	3.210%	—	421,103
		26,091,240	(a)	09/18/22	3 month KWCDC	3.320	—	370,808
		5,000,000	(a)	01/08/23	3 month KWCDC	3.390	—	61,651
	ZAR	71,290		05/29/23	7.170	3 month JIBAR	—	(439,510)
	KRW	17,289,860		07/05/23	3 month KWCDC	3.335	—	78,024
		14,286,650		08/05/23	3 month KWCDC	3.480	—	(88,323)
		17,289,860		08/23/23	3.620	3 month KWCDC	—	290,370
		8,442,670		08/26/23	3 month KWCDC	3.588	—	(119,630)
	MYR	15,210		10/24/23	4.090	3 month KLIBOR	—	(205,186)
	MXN	70,420		11/03/23	6.860	Mexico Interbank TIIE 28 Days	—	36,464
		79,040		11/14/23	6.814	Mexico Interbank TIIE 28 Days	—	10,670
		159,380	(a)	04/22/27	9.290	Mexico Interbank TIIE 28 Days	—	(51,921)
		159,100	(a)	06/11/27	8.700	Mexico Interbank TIIE 28 Days	—	(254,600)
		94,990	(a)	09/22/27	7.940	Mexico Interbank TIIE 28 Days	—	(308,247)
		28,000	(a)	02/24/28	7.510	Mexico Interbank TIIE 28 Days	—	(118,131)
HSBC Bank PLC	KRW	12,510,000		06/19/23	3 month KWCDC	3.175	—	225,220
JPMorgan Securities, Inc.	BRL	128,920		01/04/16	11.805	1 month Brazilian Interbank Deposit Average	—	257,662
		153,100		01/04/16	9.980	1 month Brazilian Interbank Deposit Average	—	(1,238,085)
	ZAR	292,060		03/20/16	5.620	3 month JIBAR	—	(369,132)
	BRL	358,100		01/02/17	1 month Brazilian Interbank Deposit Average	9.040	—	9,600,460
	TWD	673,200		07/27/17	3 month TWD	0.925	—	223,394
		597,390		09/11/17	3 month TWD	1.020	—	154,972
		60,800		03/18/18	3 month TWD	1.195	—	9,905
	ZAR	125,000		12/20/21	7.760	3 month JIBAR	(1,469)	(146,676)
	PLN	100		07/26/22	6 month WIBOR	4.570	—	(1,216)
	KRW	23,074,380	(a)	11/29/22	3 month KWCDC	3.220	—	428,079
	TWD	140,720		12/06/22	3 month TWD	1.315	—	166,244
	MXN	96,360		05/22/23	5.990	Mexico Interbank TIIE 28 Days	—	(405,541)
		215,880		05/30/23	6.320	Mexico Interbank TIIE 28 Days	—	(500,724)
	TWD	264,330		05/31/23	3 month TWD	1.490	—	207,212
Morgan Stanley Capital Services, Inc.	BRL	60,000		01/02/14	7.665	1 month Brazilian Interbank Deposit Average	—	(109,528)
		27,700		01/04/16	8.265	1 month Brazilian Interbank Deposit Average	—	(587,010)
		46,050		01/04/16	10.190	1 month Brazilian Interbank Deposit Average	—	(323,760)
		76,340		01/04/16	11.755	1 month Brazilian Interbank Deposit Average	—	127,640
	KRW	82,000,000	(a)	01/09/23	3 month KWCDC	3.380	—	1,042,376
		14,200,000	(a)	02/05/23	3 month KWCDC	3.315	—	217,135
		28,000,000	(a)	03/03/28	3 month KWCDC	3.135	—	461,245

TOTAL							$(5,503)	$(12,244,455)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	ZAR	435,725		12/18/15	6.150%	3 month JIBAR	$93	$33,142
		552,500		12/19/15	6.105	3 month JIBAR	118	(7,838)
		$217,700		06/19/18	1.000	3 month LIBOR	305,644	(5,488,821)
		52,600	(a)	03/19/19	3 month LIBOR	2.000%	(652,111)	488,625
	ZAR	78,920		08/21/23	8.510	3 month JIBAR	56	189,209
		$51,000	(a)	03/19/24	3 month LIBOR	3.250	(849,564)	520,088
		79,560	(a)	03/19/29	3 month LIBOR	3.500	447,012	1,021,371

TOTAL							$(748,752)	$(3,244,224)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

NON-DELIVERABLE BOND FORWARD CONTRACTS*

Counterparty	Notional Amount (000s)		Referenced Obligation	Settlement Date	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.	COP	7,443,800	Titulos de Tesoreria, 7.000% 05/04/22	01/14/14	$83,846
	COP	4,382,800	Titulos de Tesoreria, 10.000% 07/24/24	01/22/14	42,601

TOTAL					$126,447

*	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,279,397,048

Gross unrealized gain	15,297,978
Gross unrealized loss	(239,437,769)

Net unrealized security loss	$(224,139,791)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 96.0%
Collateralized Mortgage Obligations – 8.7%
Adjustable Rate Non-Agency(a) – 1.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$199,771	2.684%	04/25/35	$ 193,095
American Home Mortgage Investment Trust Series 2004-3, Class 1A
759	0.906	10/25/34	755
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,086,356	2.432	07/25/35	989,918
Countrywide Alternative Loan Trust Series 2005-16, Class A1
751,109	1.788	06/25/35	615,907
Countrywide Alternative Loan Trust Series 2005-38, Class A1
212,941	1.628	09/25/35	181,708
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
314,822	0.406	01/19/36	209,754
Impac CMB Trust Series 2004-08, Class 1A
77,340	0.886	10/25/34	64,641
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
958,040	2.462	10/25/34	937,562

			3,193,340

Interest Only(b) – 0.8%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
57,196	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
8,824	5.250	07/25/33	505
FHLMC REMIC Series 4272, Class SY(a)
317,594	5.933	06/15/38	44,960
FHLMC REMIC Series 4273, Class PS(a)
969,884	5.933	11/15/43	126,372
FHLMC REMIC Series 4286, Class SN(a)
400,000	5.832	12/15/43	72,774
FNMA REMIC Series 2005-92, Class SC(a)
348,270	6.515	10/25/35	56,231
FNMA REMIC Series 2008-18, Class SC(a)
620,923	5.685	03/25/38	77,909
FNMA REMIC Series 2010-126, Class LS(a)
975,523	4.835	11/25/40	154,703
FNMA REMIC Series 2010-129, Class SM(a)
697,583	5.835	11/25/40	94,224
FNMA REMIC Series 2010-130, Class HI
285,721	6.000	11/25/40	45,796
FNMA REMIC Series 2012-11, Class GS(a)
711,048	5.835	05/25/40	101,893
FNMA STRIPS Series 418, Class C9
1,227,495	3.000	08/25/28	160,247
GNMA Series 2011-99, Class DS(a)
4,127,920	5.933	07/16/41	762,529
GNMA Series 2012-149, Class MS(a)
290,187	6.083	12/20/42	48,137
GNMA Series 2013-113, Class SD(a)
658,223	6.533	08/16/43	96,530
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
20,007	0.123	08/25/33	135
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
5,397	0.320	07/25/33	16

			1,842,961

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – 0.0%
GNMA Series 2001-48, Class SA
$8,196	25.946%	10/16/31	$ 11,959
GNMA Series 2001-51, Class SB
8,033	25.946	10/16/31	12,964

			24,923

Planned Amortization Class – 0.5%
FHLMC REMIC Series 3748
1,000,000	4.000	11/15/39	1,047,527

Sequential Fixed Rate – 3.7%
FHLMC REMIC Series 2042, Class N
161,516	6.500	03/15/28	179,409
FHLMC REMIC Series 4248, Class LM
2,025,295	6.500	05/15/41	2,309,953
FNMA REMIC Series 2000-16, Class ZG
332,088	8.500	06/25/30	391,925
FNMA REMIC Series 2011-52, Class GB
1,200,000	5.000	06/25/41	1,296,541
FNMA REMIC Series 2011-99, Class DB
1,075,000	5.000	10/25/41	1,160,010
FNMA REMIC Series 2012-111, Class B
420,353	7.000	10/25/42	470,974
FNMA REMIC Series 2012-153, Class B
1,294,572	7.000	07/25/42	1,450,076
GNMA Series 2009-61, Class AZ
991,598	5.500	08/20/39	1,078,957

			8,337,845

Sequential Floating Rate(a) – 1.3%
FHLMC REMIC Series 4103, Class BF
2,579,828	0.517	12/15/38	2,570,007
FNMA REMIC Series 2011-63, Class FG
455,829	0.615	07/25/41	457,260

			3,027,267

Support – 1.0%
FNMA REMIC Series 2005-59, Class KZ
2,039,434	5.500	07/25/35	2,254,473

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 19,728,336

Commercial Mortgage-Backed Securities – 15.8%
Sequential Fixed Rate – 5.4%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
4,174,352	5.602	06/11/50	4,682,240
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
2,000,000	4.317	11/25/19	2,184,148
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
2,500,000	2.637	01/25/23	2,350,617
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
3,250,000	3.111	02/25/23	3,168,365

			12,385,370

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – 10.4%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
$150,000	5.633%	04/10/49	$ 166,088
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
2,515,312	6.046	12/10/49	2,838,590
Commercial Mortgage Trust Series 2007-C9, Class A1A
2,632,636	5.800	12/10/49	2,920,695
Credit Suisse Commercial Mortgage Trust Series 2006-C3, Class A3
2,817,531	5.791	06/15/38	3,059,660
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2
2,200,000	3.300	04/25/23	2,170,436
FREMF Mortgage Trust Series 2012-K706, Class B(d)
900,000	4.023	11/25/44	909,961
FREMF Mortgage Trust Series 2012-K706, Class C(d)
625,000	4.023	11/25/44	597,810
FREMF Mortgage Trust Series 2012-K707, Class C(d)
425,000	3.882	01/25/47	403,013
GS Mortgage Securities Trust Series 2007-GG10, Class A4
4,000,000	5.804	08/10/45	4,395,535
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
758,281	5.866	09/15/45	844,056
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	55,051
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	48,189
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A
1,220,965	5.509	11/12/49	1,349,386
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
2,199,811	6.009	06/15/45	2,411,026
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(d)
1,300,000	4.869	02/15/44	1,410,147

			23,579,643

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 35,965,013

Federal Agencies – 71.5%
Adjustable Rate FHLMC(a) – 0.2%
130,866	2.375	04/01/33	136,828
63,054	2.363	09/01/33	66,636
29,892	2.232	10/01/34	31,453
50,894	2.375	11/01/34	53,879
53,650	2.398	02/01/35	56,810
181,635	2.394	06/01/35	192,232

			537,838

Adjustable Rate FNMA(a) – 0.8%
6,660	2.204	07/01/22	6,827
20,124	2.207	07/01/27	20,809
24,137	2.207	11/01/27	24,953
7,041	2.207	01/01/31	7,320
8,584	2.207	06/01/32	8,934
10,946	2.204	08/01/32	11,359
44,975	2.204	05/01/33	46,725
21,237	1.790	06/01/33	21,979
241,048	2.375	06/01/33	254,962
16,640	2.350	07/01/33	17,577
241,751	2.206	08/01/33	250,454
1,800	2.625	09/01/33	1,894
1,037	2.199	12/01/33	1,078
131,494	2.345	12/01/33	137,662
4,800	2.439	04/01/34	5,086
350,499	2.655	08/01/34	372,515
59,975	2.420	11/01/34	63,139

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$82,314	2.387%	02/01/35	$ 86,998
111,519	2.497	03/01/35	117,939
63,909	2.685	04/01/35	67,924
131,784	2.694	05/01/35	140,061
17,661	2.207	11/01/35	18,264
67,512	2.207	12/01/37	69,867
42,063	2.207	01/01/38	43,526
26,866	2.207	11/01/40	27,927

			1,825,779

Adjustable Rate GNMA(a) – 0.8%
38,438	1.625	06/20/23	39,261
17,830	1.625	07/20/23	18,214
18,750	1.625	08/20/23	19,156
49,097	1.625	09/20/23	50,168
14,172	1.625	03/20/24	14,492
123,695	1.625	04/20/24	126,519
14,992	1.625	05/20/24	15,336
103,946	1.625	06/20/24	106,347
22,772	2.000	06/20/24	23,587
34,738	1.625	07/20/24	35,545
35,782	2.000	07/20/24	37,120
62,859	1.625	08/20/24	64,328
32,864	2.000	08/20/24	34,100
30,540	1.625	09/20/24	31,249
37,712	2.000	11/20/24	39,154
14,287	2.000	12/20/24	14,837
20,866	2.500	12/20/24	21,999
25,085	2.000	01/20/25	26,055
13,218	2.000	02/20/25	13,733
45,245	2.000	05/20/25	47,036
38,321	2.000	07/20/25	39,854
18,298	1.625	02/20/26	18,770
950	1.625	07/20/26	975
23,836	1.625	01/20/27	24,482
26,082	2.000	01/20/27	27,177
17,880	1.625	02/20/27	18,366
133,146	1.625	04/20/27	136,737
15,096	1.625	05/20/27	15,513
15,110	1.625	06/20/27	15,529
5,422	1.625	11/20/27	5,576
21,346	1.625	12/20/27	21,952
43,348	1.625	01/20/28	44,582
15,144	1.625	02/20/28	15,576
16,414	1.625	03/20/28	16,884
79,035	1.625	07/20/29	81,433
39,024	1.625	08/20/29	40,211
10,660	1.625	09/20/29	10,985
39,979	1.625	10/20/29	41,205
48,543	1.625	11/20/29	50,035
12,321	1.625	12/20/29	12,697
15,345	1.625	01/20/30	15,820
7,423	1.625	02/20/30	7,644
39,447	1.625	03/20/30	40,672
45,374	1.625	04/20/30	46,791
68,884	1.625	05/20/30	70,948
49,963	2.000	05/20/30	52,477
11,060	1.625	06/20/30	11,391
99,804	2.000	07/20/30	104,859
20,807	2.000	09/20/30	21,866
37,263	1.625	10/20/30	38,448

			1,827,691

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – 23.6%
$158	6.000%	12/01/14	$ 159
4,980	6.000	03/01/16	5,251
495	5.000	09/01/16	515
4,723	5.000	11/01/16	4,997
17,369	5.000	01/01/17	18,403
25,953	5.000	02/01/17	27,605
21,308	5.000	03/01/17	22,664
41,053	5.000	04/01/17	43,665
1,265	5.000	05/01/17	1,346
1,106	5.000	08/01/17	1,177
126,040	5.000	09/01/17	134,065
146,241	5.000	10/01/17	155,550
84,071	5.000	11/01/17	89,424
81,309	5.000	12/01/17	86,484
99,981	5.000	01/01/18	106,268
238,784	5.000	02/01/18	253,039
232,191	5.000	03/01/18	246,435
205,118	5.000	04/01/18	217,863
23,100	4.500	05/01/18	24,505
157,716	5.000	05/01/18	167,577
39,752	5.000	06/01/18	42,117
42,097	5.000	07/01/18	44,488
21,210	5.000	08/01/18	22,456
15,795	5.000	09/01/18	16,805
46,692	5.000	10/01/18	49,651
56,405	5.000	11/01/18	59,951
25,401	5.000	12/01/18	27,024
5,234	5.000	01/01/19	5,568
1,354	5.000	02/01/19	1,444
183,141	5.500	04/01/20	199,821
582,637	5.000	11/01/22	627,899
532,399	4.500	08/01/23	567,575
1,844,590	4.500	06/01/26	1,962,883
64,970	7.000	04/01/31	72,793
1,089,795	7.000	09/01/31	1,236,022
758,786	4.000	02/01/32	793,854
307,190	7.000	04/01/32	347,555
937,077	7.000	05/01/32	1,060,210
287,994	5.000	10/01/33	312,542
22,100	5.500	12/01/33	24,256
107,629	5.000	04/01/35	116,372
317,594	5.500	04/01/35	347,785
12,535	5.000	07/01/35	13,588
166,008	5.000	08/01/35	179,494
1,145,096	5.000	12/01/35	1,238,359
161,443	5.500	01/01/36	176,730
519	5.500	02/01/36	568
1,531,083	5.000	07/01/36	1,651,382
40,918	4.000	08/01/36	42,088
104,667	4.000	09/01/36	107,660
116,223	4.000	10/01/36	119,546
184,705	4.000	12/01/36	189,987
531,953	5.000	02/01/37	574,826
35,654	5.500	02/01/37	38,943
296,173	5.500	04/01/37	323,500
11,433	5.500	01/01/38	12,488
4,938	5.000	03/01/38	5,336
10,490	5.500	03/01/38	11,458
91,953	5.000	05/01/38	99,384
102,049	5.500	05/01/38	111,500
11,453	5.500	06/01/38	12,514
750,346	5.500	08/01/38	819,833
807,231	5.500	09/01/38	881,986
1,385,305	5.500	11/01/38	1,513,593

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,243,951	7.000%	02/01/39	$ 1,395,120
1,771,317	5.500	03/01/39	1,935,353
1,128,794	5.000	05/01/39	1,221,247
1,881,918	5.000	07/01/39	2,036,055
655,045	4.500	09/01/39	695,934
87,182	5.000	08/01/40	94,651
104,850	5.000	10/01/40	113,833
165,443	4.500	02/01/41	175,414
23,309	4.500	03/01/41	24,714
11,728	5.000	06/01/41	12,750
451,285	3.500	04/01/42	448,464
84,515	3.000	05/01/42	80,243
179,743	3.500	05/01/42	178,619
370,128	3.500	06/01/42	367,988
924,578	3.500	07/01/42	918,799
316,186	3.000	08/01/42	300,252
215,138	3.000	09/01/42	204,264
602,716	3.000	10/01/42	572,251
9,193,452	3.000	11/01/42	8,724,144
2,998,408	3.000	12/01/42	2,847,378
7,508,699	3.000	01/01/43	7,129,900
1,930,046	3.000	02/01/43	1,832,474
1,403,725	3.000	03/01/43	1,332,953
1,469,698	3.000	04/01/43	1,395,688
2,000,000	4.000	TBA - 30yr(e)	2,055,312

			53,764,626

FNMA – 33.8%
630	5.500	04/01/16	670
642	5.500	08/01/16	682
10,703	5.500	11/01/16	11,376
7,758	5.500	12/01/16	8,247
11,602	5.500	01/01/17	12,333
993	5.500	05/01/17	1,067
4,200	5.500	07/01/17	4,512
555	5.500	09/01/17	596
10,016	5.500	01/01/18	10,762
8,419	5.500	02/01/18	9,045
823	6.000	02/01/18	911
851,483	2.800	03/01/18	885,760
222,338	5.000	03/01/18	234,128
17,012	5.500	04/01/18	18,050
2,530,000	3.840	05/01/18	2,729,566
3,971	5.500	05/01/18	4,227
9,514	6.000	05/01/18	10,528
284,998	5.000	06/01/18	300,827
820,015	4.000	08/01/18	868,491
15,576	5.000	09/01/18	16,470
77,049	6.000	11/01/18	85,289
44,762	7.000	11/01/18	46,999
551,030	4.500	12/01/18	586,331
122,824	6.000	12/01/18	135,988
107,973	6.000	01/01/19	119,569
3,214	5.500	02/01/19	3,515
17,926	5.500	04/01/19	19,603
36,374	6.000	04/01/19	40,262
2,666	5.500	05/01/19	2,889
7,740	6.000	05/01/19	8,571
17,848	5.500	07/01/19	19,517
48,721	5.500	08/01/19	53,278
22,725	5.500	09/01/19	24,851
55,868	5.500	10/01/19	61,095
20,717	5.500	11/01/19	22,655
13,005	5.500	12/01/19	14,222

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$79,020	5.500%	02/01/20	$ 86,412
312,399	4.500	03/01/20	332,412
860,721	3.416	10/01/20	891,785
27,243	5.500	01/01/21	29,792
37,518	7.000	09/01/21	42,273
117,207	7.000	06/01/22	130,101
47,952	7.000	07/01/22	53,172
4,595	4.500	04/01/23	4,890
530,582	6.000	06/01/26	593,739
557	7.000	01/01/29	642
1,910	7.000	09/01/29	2,200
21,580	7.000	08/01/31	24,249
1,546	7.000	03/01/32	1,776
2,247	7.000	04/01/32	2,582
1,347	7.000	05/01/32	1,548
7,232	7.000	06/01/32	8,310
1,548	7.000	07/01/32	1,779
83,360	6.000	01/01/33	93,670
4,494	6.000	02/01/33	5,050
342,665	5.500	04/01/33	378,039
269,570	5.500	05/01/33	297,809
406,032	5.500	06/01/33	448,567
258,613	5.500	07/01/33	285,704
43,964	5.000	08/01/33	47,762
3,090	5.000	09/01/33	3,375
39,296	5.500	09/01/33	43,389
53,794	5.500	02/01/34	59,264
11,643	5.500	03/01/34	12,826
15,943	5.500	04/01/34	17,565
185	5.500	06/01/34	204
81,269	5.500	07/01/34	89,510
15,845	5.500	08/01/34	17,468
50,076	5.500	10/01/34	55,177
24,075	5.500	11/01/34	26,592
299,325	5.500	12/01/34	329,386
703	6.000	12/01/34	778
1,375,205	5.000	02/01/35	1,502,438
319,247	6.000	04/01/35	358,705
66,563	5.000	06/01/35	72,555
9,699	5.500	06/01/35	10,673
378,130	5.000	07/01/35	410,723
16,270	5.500	07/01/35	17,916
15,380	5.500	08/01/35	16,928
18,190	5.500	09/01/35	20,023
177,392	6.000	10/01/35	196,684
5,224	5.500	12/01/35	5,759
5,089	6.000	12/01/35	5,640
255	5.500	02/01/36	281
13,700	5.500	04/01/36	15,076
5,914	6.000	04/01/36	6,560
85,787	4.000	09/01/36	88,481
95,783	4.000	02/01/37	98,791
7,239	5.500	02/01/37	7,967
27,939	5.500	04/01/37	30,765
110,811	6.000	04/01/37	122,861
1,544	5.500	05/01/37	1,699
63,734	5.000	06/01/37	69,313
660	5.500	06/01/37	726
11,596	5.500	07/01/37	12,764
998,569	5.500	08/01/37	1,097,806
208,024	6.500	10/01/37	231,120
133,846	6.000	11/01/37	148,400
310	5.500	12/01/37	341
966	5.500	02/01/38	1,063
2,000,000	6.000	02/01/38	2,217,296

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$14,497	5.500%	03/01/38	$ 15,949
45,908	5.500	04/01/38	50,556
11,267	5.500	05/01/38	12,409
241,113	6.000	05/01/38	267,331
6,441	5.500	06/01/38	7,086
3,234	5.500	07/01/38	3,560
3,400,364	5.500	08/01/38	3,753,223
5,488	5.500	09/01/38	6,038
304,460	6.000	09/01/38	337,539
294,069	6.000	11/01/38	326,046
965	5.500	12/01/38	1,063
990,394	5.000	01/01/39	1,079,537
301,492	6.000	01/01/39	334,248
600,287	6.500	01/01/39	668,781
11,739	5.500	02/01/39	12,973
863,088	7.000	03/01/39	967,476
19,981	5.500	06/01/39	21,954
13,397	4.000	08/01/39	13,825
679,499	6.000	09/01/39	753,386
223,319	6.000	10/01/39	247,650
17,812	5.500	11/01/39	19,572
170,469	6.000	10/01/40	189,006
70,953	4.500	12/01/40	75,299
289,748	4.500	01/01/41	307,495
923,639	4.500	02/01/41	980,305
22,662	5.000	04/01/41	24,776
9,509,523	6.000	05/01/41	10,543,571
751,818	4.500	07/01/41	797,046
167,668	4.500	08/01/41	177,954
516,019	4.500	09/01/41	547,000
44,785	4.500	10/01/41	47,533
474,601	3.000	08/01/42	451,954
615,434	3.000	09/01/42	586,074
838,019	3.000	10/01/42	797,995
914,181	3.000	11/01/42	870,448
4,655,024	3.000	12/01/42	4,432,129
101,929	2.500	01/01/43	92,553
4,431,616	3.000	01/01/43	4,220,350
1,433,821	3.000	02/01/43	1,364,992
2,667,102	3.000	03/01/43	2,537,016
2,381,959	3.000	04/01/43	2,265,675
883,990	2.500	05/01/43	802,705
2,803,917	3.000	05/01/43	2,667,038
97,357	3.000	06/01/43	92,748
2,803,477	3.000	07/01/43	2,669,875
991,836	3.000	08/01/43	944,439
3,000,000	2.500	TBA - 30yr(e)	2,716,992
1,000,000	3.000	TBA - 30yr(e)	950,312
8,000,000	4.000	TBA - 30yr(e)	8,243,750

			76,859,265

GNMA – 12.3%
147,096	5.500	07/15/20	157,840
310,529	3.950	07/15/25	322,511
12,304	6.000	04/15/26	13,739
1,085	6.500	01/15/32	1,238
2,427	6.500	02/15/32	2,770
1,185,284	5.500	04/15/33	1,325,301
871,279	5.000	09/15/33	958,373
9,845	5.000	11/15/33	10,829
2,527	6.500	08/15/34	2,885
3,561	6.500	01/15/36	3,975

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$2,252	6.500%	02/15/36	$ 2,549
6,333	6.500	03/15/36	7,170
14,461	6.500	04/15/36	16,370
51,644	6.500	05/15/36	58,463
43,594	6.500	06/15/36	49,351
296,662	6.500	07/15/36	335,843
342,458	6.500	08/15/36	387,688
414,549	6.500	09/15/36	469,306
275,818	6.500	10/15/36	312,248
194,005	6.500	11/15/36	219,627
116,994	6.500	12/15/36	132,445
67,508	6.500	01/15/37	76,374
26,645	6.500	02/15/37	30,096
14,619	6.500	03/15/37	16,518
23,218	6.500	04/15/37	26,196
33,996	6.500	05/15/37	38,357
26,383	6.500	08/15/37	29,768
45,056	6.500	09/15/37	50,836
54,419	6.500	10/15/37	61,400
30,582	6.500	11/15/37	34,505
228,812	6.500	12/15/37	259,032
8,579	6.500	05/15/38	9,679
11,958	6.500	11/15/38	13,492
9,300	6.500	02/15/39	10,528
56,619	6.500	05/15/40	64,584
42,888	6.500	07/15/40	48,553
526,009	5.000	07/15/41	574,102
572,903	5.000	11/15/41	625,283
39,430	2.500	12/20/42	36,440
1,000,000	3.000	TBA - 30yr(e)	965,937
7,000,000	4.000	TBA - 30yr(e)	7,281,563
9,000,000	4.500	TBA - 30yr(e)	9,618,750
3,000,000	5.000	TBA - 30yr(e)	3,256,406

			27,918,920

TOTAL FEDERAL AGENCIES			$162,734,119

TOTAL MORTGAGE-BACKED OBLIGATIONS			$218,427,468

Asset-Backed Securities(a) – 0.8%
Home Equity – 0.1%
Countrywide Home Equity Loan Trust Series 2003-D, Class A
$18,686	0.427%	06/15/29	$ 18,289
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
40,086	0.387	12/15/29	35,001
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
151,407	0.447	02/15/34	126,008
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
187,153	0.646	03/25/34	172,113

			351,411

Student Loan – 0.7%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
795,619	0.406	06/27/22	794,107
Education Funding Capital Trust I Series 2004-1, Class A2
157,959	0.403	12/15/22	157,099
Northstar Education Finance, Inc. Series 2004-1, Class A4
373,333	0.428	04/29/19	373,176

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Northstar Education Finance, Inc. Series 2005-1, Class A1
$96,485	0.338%	10/28/26	$ 96,067
US Education Loan Trust LLC Series 2006-1, Class A2(d)
123,056	0.369	03/01/25	122,689

			1,543,138

TOTAL ASSET-BACKED SECURITIES			$ 1,894,549

U.S. Treasury Obligations – 17.3%
United States Treasury Bills(f)
$27,000,000	0.000%	04/24/14	$ 26,994,914
United States Treasury Bonds
300,000	3.750	11/15/43	289,899
United States Treasury Notes
6,600,000	2.500	08/15/23	6,337,320
5,800,000	2.750	11/15/23	5,673,328

TOTAL U.S. TREASURY OBLIGATIONS			$ 39,295,461

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$259,617,478

Short-term Investment(g) – 0.3%
Repurchase Agreement – 0.3%
Joint Repurchase Agreement Account II
$700,000	0.019%	01/02/14	$ 700,000

TOTAL INVESTMENTS – 114.4%			$260,317,478

LIABILITIES IN EXCESS OF OTHER ASSETS – (14.4)%			(32,729,935)

NET ASSETS – 100.0%			$227,587,543

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,443,620, which represents approximately 1.5% of net assets as of December 31, 2013.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $35,089,022 which represents approximately 15.4% of net assets as of December 31, 2013.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FHLMC	5.000%	TBA - 30yr	01/13/2014	$(4,000,000)	$(4,320,625)
FNMA	5.000	TBA - 30yr	01/13/2014	(2,000,000)	(2,173,437)

TOTAL (Proceeds Receivable: $6,489,688)					$(6,494,062)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(58)	December 2015	$(14,336,875)	$36,120
Eurodollars	(29)	March 2016	(7,146,325)	13,776
Eurodollars	(29)	June 2016	(7,123,487)	17,701
Ultra Long U.S. Treasury Bonds	33	March 2014	4,496,250	(87,359)
2 Year U.S. Treasury Notes	142	March 2014	31,213,375	(63,542)
5 Year U.S. Treasury Notes	(107)	March 2014	(12,766,438)	122,840
10 Year U.S. Treasury Notes	(86)	March 2014	(10,582,031)	52,153
20 Year U.S. Treasury Bonds	18	March 2014	2,309,625	(16,533)

TOTAL				$75,156

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$17,400	03/19/16	3 month LIBOR	0.750%	$52	$(56,433)
	18,900	11/25/17	3 month LIBOR	1.675	28,024	130,122
	16,200	03/19/19	2.000%	3 month LIBOR	597,114	(546,763)
	4,800	05/07/19	1.973	3 month LIBOR	14	(136,345)
	2,700	08/29/19	3.560	3 month LIBOR	7	21,574
	22,600	11/25/20	2.920	3 month LIBOR	(54,097)	(287,282)
	3,800	03/19/21	2.750	3 month LIBOR	64,071	(25,318)
	1,400	08/27/21	3 month LIBOR	3.095	8	(20,539)
	1,400	08/27/21	3 month LIBOR	3.133	8	(23,930)
	10,100	11/25/23	3 month LIBOR	3.511	27,025	154,340
	14,600	03/19/24	3 month LIBOR	3.250	(13,514)	(80,806)
	600	03/19/29	3.500	3 month LIBOR	7	(11,081)

TOTAL					$648,719	$(882,461)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	Tranches of Commercial Mortgage-Backed Index AAA Series 4	$900	0.350%	02/17/51	0.794%	$(27,515)	$13,536
Citibank NA	Tranches of Commercial Mortgage-Backed Index AAA Series 4	18,200	0.350	02/17/51	0.794	(638,337)	355,480
Morgan Stanley Capital Services, Inc.	Tranches of Commercial Mortgage-Backed Index AAA Series 4	1,000	0.350	02/17/51	0.794	(26,935)	11,403

TOTAL						$(692,787)	$380,419

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$260,688,173

Gross unrealized gain	2,069,374
Gross unrealized loss	(2,440,069)

Net unrealized security loss	$(370,695)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

v. Treasury Inflation Protected Securities —TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Non-Deliverable Bond Forwards — A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

iv. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

v. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from a third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2013:

DYNAMIC EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$10,603,389	$137,614
Corporate Obligations	—	5,664,762	—
Structured Notes	—	369,176	—
U.S. Treasury Obligations	976,838	—	—
Investment Company	2,163,320	—	—
Total	$3,140,158	$16,637,327	$137,614

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$101,511	$—
Futures Contracts	90,687	—	—
Interest Rate Swap Contracts	—	33,507	—
Total	$90,687	$135,018	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(197,734)	$—
Futures Contracts	(11,352)	—	—
Interest Rate Swap Contracts	—	(37,405)	—
Total	$(11,352)	$(235,139)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$786,641,683	$7,220,100
Foreign Debt Obligations	—	19,486,076	—
Corporate Obligations	—	469,082,837	—
Structured Notes	—	14,046,982	—
Short-term Investments	—	32,700,000	—
Total	$—	$1,321,957,578	$7,220,100

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$5,102,683	$—
Futures Contracts	4,009,393	—	—
Interest Rate Swap Contracts	—	1,929,667	—
Non-Deliverable Bond Forward Contracts	—	159,163	—
Total	$4,009,393	$7,191,513	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(4,490,065)	$—
Futures Contracts	(1,120,295)	—	—
Interest Rate Swap Contracts	—	(2,947,854)	—
Credit Default Swap Contracts	—	(71,157)	—
Total	$(1,120,295)	$(7,509,076)	$—

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$360,684,569	$—
Mortgage-Backed Obligations	—	10,988,837	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	579,798	1,044,084	—
Foreign Debt Obligations	—	17,573,980	—
Municipal Debt Obligations	—	32,853,032	—
Short-term Investments	—	25,100,000	—
Total	$579,798	$448,244,502	$—

Derivative Type
Assets
Options Purchased	$—	$2,185,966	$—
Futures Contracts(a)	609,820	—	—
Interest Rate Swap Contracts(a)	—	716,593	—
Credit Default Swap Contracts(a)	—	635,375	—
Total	$609,820	$3,537,934	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(14,167)	$—
Futures Contracts	(1,054,309)	—	—
Interest Rate Swap Contracts	—	(2,178,457)	—
Credit Default Swap Contracts	—	(65,718)	—
Total	$(1,054,309)	$(2,258,342)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$218,427,468	$—
Asset-Backed Securities	—	1,894,549	—
U.S. Treasury Obligations	39,295,461	—	—
Short-term Investments	—	700,000	—
Total	$39,295,461	$221,022,017	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(6,494,062)	$—

Derivative Type
Assets(a)
Futures Contracts	$242,590	$—	$—
Interest Rate Swap Contracts	—	306,036	—
Credit Default Swap Contracts	—	380,419	—
Total	$242,590	$686,455	$—
Liabilities(a)
Futures Contracts	$(167,434)	$—	$—
Interest Rate Swap Contracts		(1,188,497)
Total	$(167,434)	$(1,188,497)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,369,466,219	$34,223,652
Structured Notes	—	244,147,245	—
Corporate Obligations	—	154,256,200	—
U.S. Treasury Obligations	156,263,941	—	—
Short-term Investments	—	96,900,000	—
Total	$156,263,941	$1,864,769,664	$34,223,652

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$23,371,738	$—
Futures Contracts	9,030,930	—	—
Interest Rate Swap Contracts	—	22,975,622	—
Non-Deliverable Bond Forward Contracts	—	126,447	—
Total	$9,030,930	$46,473,807	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(32,707,262)	$—
Futures Contracts	(412,769)	—	—
Interest Rate Swap Contracts	—	(38,464,301)	—
Total	$(412,769)	$(71,171,563)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The following is a reconciliation of Level 3 investments for the period ended December 31, 2013:

Fixed Income Corporate Obligations
Beginning Balance as of April 1, 2013	$45,570,154
Realized gain (loss)	(881,986)
Unrealized gain (loss) relating to instruments still held at reporting date	(789,863)
Purchases	7,082,008
Sales	(14,150,743)
Transfers out of Level 3	(2,605,918)
Ending Balance as of December 31, 2013	$34,223,652

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Senior Term Loans	$—	$2,641,617,907	$40,625,665
Corporate Obligations	—	292,167,632	—
Asset-Backed Securities	—	19,854,486	—
U.S. Treasury Obligations	162,478,875	—	—
Investment Company	46,193,347	—	—
Short-term Investments	—	314,500,000	—
Total	$208,672,222	$3,268,140,025	$40,625,665

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$14,436	$—
Interest Rate Swap Contracts	—	223,102	—
Credit Default Swap Contracts	—	969,961	—
Total	$—	$1,207,499	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(213,324)	$—
Interest Rate Swap Contracts	—	(741,772)	—
Total	$—	$(955,096)	$—

The following is a reconciliation of Level 3 investments for the period ended December 31, 2013:

Fixed Income Corporate Obligations
Beginning Balance as of April 1, 2013	$8,730,000
Realized gain (loss)	70,403
Unrealized gain (loss) relating to instruments still held at reporting date	276,222
Purchases	27,711,964
Sales	(4,382,831)
Transfers into Level 3	16,949,907
Transfers out of Level 3	(8,730,000)
Ending Balance as of December 31, 2013	$40,625,665

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$5,001,220,630	$—
Senior Term Loans	—	102,616,762	41,944,650
Common Stock and/or Other Equity Investments	32,881,949	14,932,260	39
Warrants	—	6,393,398	—
Short-term Investments	—	96,000,000	—
Total	$32,881,949	$5,221,163,050	$41,944,689

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$106,904	$—
Futures Contracts	6,923,374	—	—
Credit Default Swap Contracts	—	846,779	—
Total	$6,923,374	$953,683	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,511,380)	$—
Futures Contracts	(2,842,281)	—	—
Total	$(2,842,281)	$(2,511,380)	$—

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Emerging Markets Debt	$32,700,000	$32,700,034	$33,563,785
High Yield	96,000,000	96,000,101	98,535,883
High Yield Floating Rate	314,500,000	314,500,331	322,807,659
Investment Grade Credit	25,100,000	25,100,026	25,763,028
Local Emerging Markets Debt	96,900,000	96,900,102	99,459,657
U.S. Mortgages	700,000	700,001	718,491

REPURCHASE AGREEMENTS — At December 31, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Counterparty	Interest Rate	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Local Emerging Markets Debt	U.S. Mortgages
BNP Paribas Securities Co.	0.020%	$4,455,584	$13,080,615	$42,852,639	$3,420,036	$13,203,246	$95,379
Citigroup Global Markets, Inc.	0.010	1,862,036	5,466,526	17,908,566	1,429,269	5,517,774	39,860
Citigroup Global Markets, Inc.	0.020	7,315,139	21,475,636	70,355,080	5,614,984	21,676,970	156,594
Merrill Lynch & Co., Inc.	0.010	1,311,405	3,849,996	12,612,747	1,006,613	3,886,090	28,073
TD Securities USA LLC	0.010	9,310,176	27,332,628	89,542,830	7,146,344	27,588,872	199,300
Wells Fargo Securities LLC	0.030	8,445,660	24,794,599	81,228,138	6,482,754	25,027,048	180,794
TOTAL		$32,700,000	$96,000,000	$314,500,000	$25,100,000	$96,900,000	$700,000

At December 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.157% to 3.500%	08/14/15 to 07/03/23
Federal Home Loan Bank	0.000 to 5.250	01/03/14 to 12/13/19
Federal Home Loan Mortgage Corp.	0.450 to 7.000	11/25/14 to 12/01/43
Federal National Mortgage Association	0.000 to 7.000	05/01/14 to 01/01/44
Government National Mortgage Association	2.500 to 7.500	04/15/23 to 12/20/43
Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/14 to 11/01/18
United States Treasury Bonds	5.250 to 7.625	02/15/25 to 11/15/28
United States Treasury Inflation Protected Security	0.125	04/15/18
United States Treasury Interest-Only Stripped Security	0.000	11/15/15
United States Treasury Notes	0.250 to 8.875	06/30/14 to 05/31/19
United States Treasury Principal-Only Stripped Securities	0.000	02/15/14 to 08/15/18

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — Each of the Dynamic Emerging Markets Debt Fund, Emerging Markets Debt Fund and Local Emerging Markets Debt Fund are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2014

*	Print the name and title of each signing officer under his or her signature.